UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23216

FS Series Trust
(Exact name of registrant as specified in charter)

201 Rouse Boulevard, Philadelphia, Pennsylvania	19112
(Address of principal executive officers)	(Zip code)

Michael C. Forman
FS Series Trust
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1.   Reports to Shareholders.
(a)
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

1

Semi-annual report
2021

FS Series Trust

FS Multi-Strategy Alternatives Fund

FS Managed Futures Fund

FS Alternative Income Opportunities Fund

FS Real Asset Fund

FS Long/Short Equity Fund

Semi-Annual Report for the Six Months Ended June 30, 2021

Shareholder Fee Example (Unaudited)
Fund Expenses — for the period from January 01, 2021 through June 30, 2021 (Unaudited)
Example:   As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase (if any); and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual and hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the six months ended June 30, 2021.
Actual Expenses:   The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:   The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
FS Multi-Strategy Alternatives Fund	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,088.00	$10.22	1.97%
Class I Shares	$1,000.00	$1,088.80	$8.94	1.73%
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,015.00	$9.87	1.97%
Class I Shares	$1,000.00	$1,016.23	$8.63	1.73%
FS Managed Futures Fund	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,047.40	$2.54	0.50%
Class I Shares	$1,000.00	$1,049.40	$1.27	0.25%

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.31	$2.51	0.50%
Class I Shares	$1,000.00	$1,023.56	$1.25	0.25%
FS Alternative Income Opportunities Fund	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,022.20	$2.51	0.50%
Class I Shares	$1,000.00	$1,022.80	$1.25	0.25%
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.31	$2.51	0.50%
Class I Shares	$1,000.00	$1,023.56	$1.25	0.25%
FS Real Asset Fund	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,158.30	$2.69	0.50%
Class I Shares	$1,000.00	$1,158.80	$1.34	0.25%
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.31	$2.52	0.50%
Class I Shares	$1,000.00	$1,023.56	$1.25	0.25%
FS Long/Short Equity Fund	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$979.20	$5.55	1.13%
Class I Shares	$1,000.00	$981.30	$4.19	0.85%
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,019.19	$5.66	1.13%
Class I Shares	$1,000.00	$1,020.56	$4.28	0.85%

*
Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 1, 2021.

**
Annualized ratio of expenses to average net assets for the period from January 1, 2021 through June 30, 2021. The expense ratio includes the effect of expenses waived or reimbursed by FS Fund Advisor, LLC, each Fund’s investment adviser.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds – 25.7%
Alliance Data Systems Corp., 4.8%, 12/15/24	(d)	Diversified Financial Services	$410	$355	$422
Altice France Holding S.A., 6.0%, 2/15/28	(d)	Telecommunications	209	197	208
Apollo Commercial Real Estate Finance, Inc., 4.6%, 6/15/29	(d)	Real Estate Investment Trusts	376	376	371
APX Group, Inc., 7.9%, 12/1/22		Commercial Services	74	74	75
APX Group, Inc., 6.8%, 2/15/27	(d)	Commercial Services	429	460	458
APX Group, Inc., 8.5%, 11/1/24		Commercial Services	306	318	320
Aretec Escrow Issuer, Inc., 7.5%, 4/1/29	(d)	Diversified Financial Services	120	122	124
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.3%, 3/15/25	(d)	Commercial Services	278	283	282
B&G Foods, Inc., 5.3%, 4/1/25		Food	123	126	126
Bausch Health Companies, Inc., 6.1%, 4/15/25	(d)	Pharmaceuticals	959	980	984
Bombardier, Inc., 7.1%, 6/15/26	(d)	Miscellaneous Manufacturing	122	122	128
Bombardier, Inc., 7.9%, 4/15/27	(d)	Miscellaneous Manufacturing	209	197	217
Boxer Parent Companies, Inc., 9.1%, 3/1/26	(d)	Software	361	383	382
Caesars Resort Collection LLC / CRC Finco, Inc., 5.8%, 7/1/25	(d)	Entertainment	396	417	418
Carriage Services, Inc., 4.3%, 5/15/29	(d)	Commercial Services	44	44	44
CCO Holdings LLC / CCO Holdings Capital Corp., 5.8%, 2/15/26	(d)	Media Entertainment	701	723	726
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	624	624	651
CITGO Petroleum Corp., 6.4%, 6/15/26	(d)	Oil & Gas	93	93	97
Core & Main Holdings LP, 8.6%, 9/15/24	(d)	Distribution/Wholesale	336	344	344
CoreCivic, Inc., 4.8%, 10/15/27		Commercial Services	236	209	216
CoreCivic, Inc., 8.3%, 4/15/26		Commercial Services	133	134	138
CP Atlas Buyer, Inc., 7.0%, 12/1/28	(d)	Building Materials	268	277	278
Dealer Tire LLC / DT Issuer LLC, 8.0%, 2/1/28	(d)	Auto Parts & Equipment	665	582	719
Dell International LLC / EMC Corp., 7.1%, 6/15/24	(d)	Computers	884	903	909
Delta Air Lines, Inc., 7.0%, 5/1/25	(d)	Airlines	661	756	772
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.5%, 10/20/25	(d)	Airlines	171	181	184
DISH DBS Corp., 5.0%, 3/15/23		Media Entertainment	214	221	224
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	986	977	1,021
Elastic N.V., 4.1%, 7/15/29	(d)	Software	72	72	72
Everi Holdings Inc., 5.0%, 7/15/29	(d)	Entertainment	50	50	50
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/25	(d)	Real Estate	832	811	881
Fortress Transportation and Infrastructure Investors LLC, 9.8%, 8/1/27	(d)	Trucking & Leasing	561	648	650
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d)	Entertainment	434	447	436
GEO Group, Inc., 5.1%, 4/1/23		Real Estate Investment Trusts	210	198	200
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
GEO Group, Inc., 6.0%, 4/15/26		Real Estate Investment Trusts	$203	$176	$165
Graham Packaging Co., Inc., 7.1%, 8/15/28	(d)	Packaging & Containers	507	527	548
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.5%, 6/1/26	(d)	Food	246	253	257
Hadrian Merger Sub, Inc., 8.5%, 5/1/26	(d)	Healthcare-Services	283	296	296
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(d)	Pharmaceuticals	174	174	189
iStar, Inc., 5.5%, 2/15/26		Real Estate Investment Trusts	292	303	307
Jacobs Entertainment, Inc., 7.9%, 2/1/24	(d)	Entertainment	43	45	45
KAR Auction Services, Inc., 5.1%, 6/1/25	(d)	Distribution/Wholesale	445	450	457
Kronos Acquisition Holdings, Inc., 7.0%, 12/31/27	(d)	Household Products/Wares	253	258	254
Kronos Acquisition Holdings, Inc., 5.0%, 12/31/26	(d)	Household Products/Wares	110	112	112
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.3%, 2/1/27	(d)	Real Estate Investment Trusts	231	204	231
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.8%, 6/15/29	(d)	Real Estate Investment Trusts	209	209	209
Lannett Co., Inc., 7.8%, 4/15/26	(d)	Pharmaceuticals	150	150	150
Level 3 Financing, Inc., 5.4%, 5/1/25		Telecommunications	245	251	251
Life Time, Inc., 5.8%, 1/15/26	(d)	Leisure Time	260	265	270
LifePoint Health, Inc., 5.4%, 1/15/29	(d)	Healthcare-Services	411	408	401
Lumen Technologies, Inc., 5.6%, 4/1/25		Telecommunications	430	460	468
Madison IAQ LLC, 5.9%, 6/30/29	(d)	Environmental Control	72	72	73
Mattel, Inc., 6.8%, 12/31/25	(d)	Toys/Games/Hobbies	92	97	97
Maxim Crane Works Holdings Capital LLC, 10.1%, 8/1/24	(d)	Machinery-Diversified	676	684	699
Metis Merger Sub LLC, 6.5%, 5/15/29	(d)	Commercial Services	224	224	221
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.9%, 10/1/22	(d)	Commercial Services	205	203	200
Midcap Financial Issuer Trust, 5.6%, 1/15/30	(d)	Diversified Financial Services	116	116	117
Midcap Financial Issuer Trust, 6.5%, 5/1/28	(d)	Diversified Financial Services	78	78	82
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(d)	Airlines	481	490	530
Modulaire Global Finance 2 Plc, 10.0%, 8/15/23	(d)	Storage/Warehousing	130	133	136
Modulaire Global Finance Plc, 8.0%, 2/15/23	(d)	Commercial Services	1,481	1,466	1,526
Mohegan Gaming & Entertainment, 8.0%, 2/1/26	(d)	Entertainment	820	820	858
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/26	(d)	Engineering & Construction	459	448	473
New Home Co., Inc., 7.3%, 10/15/25	(d)	Home Builders	566	568	602
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.3%, 6/15/25	(d)	Advertising	164	174	174
Pactiv LLC , 8.0%, 12/15/25		Packaging & Containers	217	220	245
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Pactiv LLC, 8.4%, 4/15/27		Packaging & Containers	$861	$915	$981
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.5%, 5/15/27	(d)	Auto Parts & Equipment	271	289	296
Par Petroleum LLC / Par Petroleum Finance Corp., 7.8%, 12/15/25	(d)	Oil & Gas	132	129	133
Prime Healthcare Services, Inc., 7.3%, 11/1/25	(d)	Healthcare-Services	264	272	286
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.8%, 4/15/26	(d)	Commercial Services	270	295	299
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.9%, 11/1/26	(d)	Entertainment	208	210	211
RLJ Lodging Trust LP, 3.8%, 7/1/26	(d)	Real Estate Investment Trusts	294	294	297
RP Escrow Issuer LLC, 5.3%, 12/15/25	(d)	Healthcare-Services	239	248	250
SeaWorld Parks & Entertainment, Inc., 8.8%, 5/1/25	(d)	Entertainment	402	436	437
Service Properties Trust, 7.5%, 9/15/25		Real Estate Investment Trusts	215	243	244
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.0%, 9/20/25	(d)	Airlines	326	365	369
Staples, Inc., 7.5%, 4/15/26	(d)	Retail	172	177	178
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.0%, 7/15/26	(d)	Entertainment	481	500	498
Starwood Property Trust, Inc., 3.6%, 7/15/26	(d)	Real Estate Investment Trusts	202	202	204
Stericycle, Inc., 5.4%, 7/15/24	(d)	Environmental Control	325	332	335
Sunoco LP / Sunoco Finance Corp., 6.0%, 4/15/27		Oil & Gas	96	86	101
Surgery Center Holdings, Inc., 6.8%, 7/1/25	(d)	Healthcare-Services	275	281	281
T-Mobile USA, Inc., 4.0%, 4/15/22		Telecommunications	229	235	234
Telesat Canada / Telesat LLC, 4.9%, 6/1/27	(d)	Telecommunications	248	241	240
TKC Holdings, Inc., 6.9%, 5/15/28	(d)	Food Service	309	311	319
TransDigm UK Holdings Plc, 6.9%, 5/15/26		Aerospace/Defense	258	273	273
Triumph Group, Inc., 8.9%, 6/1/24	(d)	Aerospace/Defense	266	293	296
Triumph Group, Inc., 6.3%, 9/15/24	(d)	Aerospace/Defense	56	56	57
United Airlines, Inc., 4.6%, 4/15/29	(d)	Airlines	59	59	61
United Airlines, Inc., 4.4%, 4/15/26	(d)	Airlines	47	47	49
United Natural Foods, Inc., 6.8%, 10/15/28	(d)	Food	238	242	257
Univision Communications, Inc., 5.1%, 2/15/25	(d)	Media Entertainment	248	249	254
US Acute Care Solutions LLC, 6.4%, 3/1/26	(d)	Healthcare-Services	169	172	175
Vector Group Ltd., 5.8%, 2/1/29	(d)	Agriculture	709	710	723
Vector Group Ltd., 10.5%, 11/1/26	(d)	Agriculture	185	195	197
WASH Multifamily Acquisition, Inc., 5.8%, 4/15/26	(d)	Home Furnishings	229	231	239
Waste Pro USA, Inc., 5.5%, 2/15/26	(d)	Environmental Control	648	666	671
Xerox Holdings Corp., 5.0%, 8/15/25	(d)	Office/Business Equipment	49	51	52
XHR LP, 4.9%, 6/1/29	(d)	Real Estate Investment Trusts	540	544	558
Total Corporate Bonds				32,887	33,825

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Bonds – 0.6%
Apollo Commercial Real Estate Finance, Inc., 4.8%, 8/23/22		Real Estate Investment Trusts	$115	$114	$116
Apollo Commercial Real Estate Finance, Inc., 5.4%, 10/15/23		Real Estate Investment Trusts	434	429	441
RWT Holdings, Inc., 5.8%, 10/1/25		Holding Companies-Diversified	273	272	277
Total Convertible Bonds				815	834

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Stock – 6.7%
Adobe, Inc.	(e)	Software	210	$95	$123
Alkuri Global Acquisition Corp.	(e)	Holding Companies-Diversified	27,482	272	272
Ball Corp.	(f)	Packaging & Containers	7,776	513	630
Booking Holdings, Inc.	(e)	Internet	19	39	42
Brown-Forman Corp.		Beverages	145	8	11
Canadian National Railway Co.		Transportation	1,351	142	143
Chipotle Mexican Grill, Inc.	(e)	Retail	128	181	198
Cintas Corp.	(f)	Commercial Services	894	219	342
Costco Wholesale Corp.	(f)	Retail	853	246	337
CSX Corp.		Transportation	6,006	155	193
CVS Health Corp.		Pharmaceuticals	1,991	149	166
Danaher Corp.		Healthcare-Products	1,120	252	301
Davide Campari-Milano N.V.		Beverages	18,134	137	243
Deere & Co.		Machinery-Diversified	329	109	116
Domino’s Pizza, Inc.		Retail	388	123	181
Five Below, Inc.	(e) (f)	Retail	1,118	121	216
Home Depot, Inc.		Retail	1,333	265	425
II-VI, Inc.	(e)	Electronics	912	67	66
Intuit, Inc.		Software	315	89	154
Kansas City Southern	(f)	Transportation	1,408	219	399
Mastercard, Inc.	(f)	Diversified Financial Services	725	195	265
Match Group, Inc.	(e)	Internet	731	109	118
Mettler-Toledo International, Inc.	(e)	Electronics	334	211	463
Microsoft Corp.	(f)	Software	1,688	243	457
Moody’s Corp.		Commercial Services	623	137	226
PayPal Holdings, Inc.	(e)	Commercial Services	730	180	213
Pool Corp.		Distribution/Wholesale	441	89	202
Republic Services, Inc.	(f)	Environmental Control	2,618	206	288
Sherwin-Williams Co.		Chemicals	2,132	353	581
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Stanley Black & Decker, Inc.		Hand/Machine Tools	438	$89	$90
Switchback II Corp.	(e)	Holding Companies-Diversified	9,781	97	97
Target Corp.		Retail	788	148	190
Texas Instruments, Inc.		Semiconductors	812	137	156
Thermo Fisher Scientific, Inc.		Healthcare-Products	364	106	184
Toro Co.	(f)	Machinery-Diversified	1,150	80	126
Tractor Supply Co.		Retail	728	107	135
Union Pacific Corp.	(f)	Transportation	1,773	271	390
Watches of Switzerland Group Plc	(d) (e)	Retail	8,040	74	93
Total Common Stock				6,233	8,832

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 54.5%
State Street Institutional Liquid Reserves Fund – Premier Class	(g)	0.05%	71,550,577	$71,573	$71,572
Total Short-Term Investments				71,573	71,572
TOTAL INVESTMENTS – 87.6%				$111,508	115,063
Other Assets in Excess of Liabilities – 12.4%					16,353
Net Assets – 100.0%					$131,416
Investments Sold Short
Portfolio Company(a)	Footnotes	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short – (1.5)%
SPDR S&P 500 ETF Trust		(4,388)	$(1,740)	$(1,878)
SPDR S&P Homebuilders ETF		(1,395)	(100)	(102)
VanEck Vectors Semiconductor ETF		(140)	(36)	(37)
Total Mutual Funds Sold Short			$(1,876)	$(2,017)
Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short – (2.8)%
Adient Global Holdings Ltd., 4.9%, 8/15/26		Auto Parts & Equipment	$(401)	$(397)	$(413)
Cimarex Energy Co., 4.4%, 3/15/29		Oil & Gas	(402)	(426)	(457)
Delta Air Lines, Inc., 7.4%, 1/15/26		Airlines	(227)	(258)	(266)
Life Time, Inc., 8.0%, 4/15/26		Leisure Time	(260)	(260)	(278)
Navient Corp., 6.8%, 6/15/26		Diversified Financial Services	(402)	(416)	(449)
Radiate Holdco LLC / Radiate Finance, Inc., 6.5%, 9/15/28		Media Entertainment	(322)	(333)	(339)
Staples, Inc., 10.8%, 4/15/27		Retail	(129)	(133)	(132)
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Telesat Canada / Telesat LLC, 6.5%, 10/15/27		Telecommunications	$(248)	$(236)	$(237)
Teva Pharmaceutical Finance Netherlands III B.V., 6.8%, 3/1/28		Pharmaceuticals	(121)	(135)	(133)
United Rentals North America, Inc., 4.9%, 1/15/28		Commercial Services	(692)	(715)	(735)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.5%, 3/1/25		Lodging	(227)	(214)	(245)
Total Corporate Bonds Sold Short				$(3,523)	$(3,684)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short – (1.0)%
Airbnb, Inc.		Internet	(19)	$(3)	$(3)
Allstate Corp.		Insurance	(326)	(43)	(42)
AMC Entertainment Holdings, Inc.		Entertainment	(233)	(16)	(13)
American Airlines Group, Inc.		Airlines	(1,396)	(35)	(30)
American Express Co.		Diversified Financial Services	(93)	(16)	(15)
Berkshire Hathaway, Inc.		Insurance	(140)	(39)	(39)
Boeing Co.		Aerospace/Defense	(186)	(45)	(45)
Caesars Entertainment, Inc.		Entertainment	(93)	(9)	(10)
Callaway Golf Co.		Leisure Time	(500)	(17)	(17)
Carnival Corp.		Leisure Time	(1,438)	(39)	(38)
Church & Dwight Co., Inc.		Household Products/ Wares	(882)	(78)	(75)
Citigroup, Inc.		Banks	(140)	(11)	(10)
CME Group, Inc.		Diversified Financial Services	(325)	(68)	(69)
Credit Acceptance Corp.		Diversified Financial Services	(39)	(13)	(18)
Denny’s Corp.		Retail	(464)	(8)	(8)
DoorDash, Inc.		Internet	(47)	(7)	(8)
FedEx Corp.		Transportation	(232)	(72)	(69)
Fox Factory Holding Corp.		Auto Parts & Equipment	(93)	(14)	(14)
General Electric Co.		Miscellaneous Manufacturing	(3,953)	(55)	(53)
Honest Co., Inc.		Cosmetics/Personal Care	(1,862)	(29)	(30)
Intel Corp.		Semiconductors	(691)	(45)	(39)
L3Harris Technologies, Inc.		Aerospace/Defense	(37)	(8)	(8)
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
La-Z-Boy, Inc.		Retail	(46)	$(2)	$(2)
Lancaster Colony Corp.		Food	(9)	(2)	(2)
Lordstown Motors Corp.		Auto Manufacturers	(140)	(1)	(2)
Louisiana-Pacific Corp.		Building Materials	(186)	(12)	(11)
Mattel, Inc.		Toys/Games/Hobbies	(1,397)	(28)	(28)
MicroStrategy, Inc.		Software	(5)	(2)	(3)
Mission Produce, Inc.		Advertising	(92)	(2)	(2)
Open Lending Corp.		Internet	(92)	(3)	(4)
Palantir Technologies, Inc.		Software	(162)	(3)	(4)
Paychex, Inc.		Software	(462)	(45)	(50)
Planet Fitness, Inc.		Leisure Time	(233)	(18)	(18)
PotlatchDeltic Corp.		Real Estate Investment Trusts	(326)	(19)	(17)
Progressive Corp.		Insurance	(651)	(63)	(64)
Raytheon Technologies Corp.		Aerospace/Defense	(93)	(8)	(8)
Royal Caribbean Cruises Ltd.		Leisure Time	(557)	(46)	(48)
salesforce.com, Inc.		Software	(93)	(22)	(23)
Snap-on, Inc.		Hand/Machine Tools	(9)	(2)	(2)
Snowflake, Inc.		Software	(93)	(22)	(22)
Swedish Match AB		Agriculture	(2,000)	(17)	(17)
Taiwan Semiconductor Manufacturing Co. Ltd.		Semiconductors	(70)	(8)	(8)
Tempur Sealy International, Inc.		Home Furnishings	(1,071)	(40)	(42)
Teradata Corp.		Software	(466)	(22)	(23)
Textron, Inc.		Miscellaneous Manufacturing	(93)	(6)	(6)
Trupanion, Inc.		Insurance	(19)	(2)	(2)
Twitter, Inc.		Internet	(46)	(3)	(3)
Uber Technologies, Inc.		Internet	(93)	(5)	(5)
Walgreens Boots Alliance, Inc.		Retail	(1,771)	(94)	(93)
West Fraser Timber Co. Ltd.		Forest Products & Paper	(372)	(28)	(27)
Weyerhaeuser Co.		Real Estate Investment Trusts	(1,856)	(72)	(64)
Total Common Stocks Sold Short				$(1,267)	$(1,253)
Total Investments Sold Short				$(6,666)	$(6,954)

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	8/4/21	AUD	200	JPY	(16,703)	$ —	$ —
Deutsche Bank AG	8/4/21	AUD	200	JPY	(16,825)	—	2
Deutsche Bank AG	8/4/21	AUD	229	GBP	(125)	—	1
Deutsche Bank AG	8/4/21	AUD	600	JPY	(50,401)	—	4
Deutsche Bank AG	8/4/21	AUD	600	JPY	(50,223)	—	2
Deutsche Bank AG	8/4/21	AUD	800	NZD	(861)	—	2
Deutsche Bank AG	8/4/21	AUD	231	GBP	(125)	1	—
Deutsche Bank AG	8/4/21	AUD	198	EUR	(125)	—	—
Deutsche Bank AG	8/4/21	AUD	600	JPY	(49,762)	2	—
Deutsche Bank AG	8/4/21	AUD	100	USD	76	—	1
Deutsche Bank AG	8/4/21	AUD	1,300	USD	985	—	10
Deutsche Bank AG	8/4/21	AUD	400	USD	302	—	2
Deutsche Bank AG	8/4/21	AUD	200	USD	150	—	—
Deutsche Bank AG	8/4/21	CAD	300	USD	243	—	1
Deutsche Bank AG	8/4/21	CAD	200	USD	163	—	1
Deutsche Bank AG	8/4/21	CAD	200	USD	162	—	1
Deutsche Bank AG	8/4/21	CHF	125	USD	136	—	1
Deutsche Bank AG	7/26/21	CLP	74,984	USD	100	2	—
Deutsche Bank AG	7/19/21	CLP	75,335	USD	100	3	—
Deutsche Bank AG	7/12/21	CLP	72,578	USD	100	—	1
Deutsche Bank AG	8/4/21	CNH	1,295	USD	200	—	—
Deutsche Bank AG	8/4/21	CNH	1,944	USD	300	—	—
Deutsche Bank AG	8/4/21	CNH	7,806	USD	1,200	4	—
Deutsche Bank AG	8/4/21	CNH	1,945	USD	300	—	—
Deutsche Bank AG	8/4/21	EUR	250	USD	299	—	2
Deutsche Bank AG	8/4/21	EUR	250	USD	298	—	2
Deutsche Bank AG	8/4/21	EUR	125	USD	149	—	1
Deutsche Bank AG	8/4/21	EUR	125	USD	149	—	1
Deutsche Bank AG	8/4/21	GBP	313	USD	436	—	4
Deutsche Bank AG	8/4/21	GBP	500	USD	699	—	7
Deutsche Bank AG	8/4/21	GBP	125	USD	174	—	1
Deutsche Bank AG	8/4/21	HUF	29,709	USD	100	—	—
Deutsche Bank AG	8/4/21	ILS	326	USD	100	—	—
Deutsche Bank AG	7/8/21	INR	88	USD	1	—	—
Deutsche Bank AG	7/8/21	INR	7,236	USD	99	—	2
Deutsche Bank AG	7/6/21	INR	7,313	USD	100	—	2
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	7/28/21	INR	7,444	USD	100	$ —	$ —
Deutsche Bank AG	7/26/21	INR	7,442	USD	100	—	—
Deutsche Bank AG	7/22/21	INR	7,459	USD	100	—	—
Deutsche Bank AG	7/22/21	INR	7,459	USD	100	—	—
Deutsche Bank AG	7/19/21	INR	7,457	USD	100	—	—
Deutsche Bank AG	7/26/21	INR	1,400	USD	19	—	—
Deutsche Bank AG	7/26/21	INR	6,041	USD	81	—	—
Deutsche Bank AG	7/12/21	INR	7,349	USD	100	—	1
Deutsche Bank AG	7/19/21	INR	7,357	USD	100	—	1
Deutsche Bank AG	7/9/21	INR	7,304	USD	100	—	2
Deutsche Bank AG	7/9/21	INR	7,305	USD	100	—	2
Deutsche Bank AG	7/12/21	INR	7,306	USD	100	—	2
Deutsche Bank AG	8/4/21	JPY	37,500	USD	339	—	1
Deutsche Bank AG	8/4/21	JPY	87,500	USD	791	—	3
Deutsche Bank AG	8/4/21	JPY	25,000	USD	226	—	1
Deutsche Bank AG	8/4/21	JPY	62,500	USD	566	—	4
Deutsche Bank AG	7/6/21	KRW	222,484	USD	200	—	3
Deutsche Bank AG	8/2/21	KRW	112,987	USD	100	—	—
Deutsche Bank AG	7/26/21	KRW	226,534	USD	200	1	—
Deutsche Bank AG	7/21/21	KRW	226,594	USD	200	1	—
Deutsche Bank AG	7/22/21	KRW	75,765	USD	67	—	—
Deutsche Bank AG	7/22/21	KRW	74,920	USD	66	—	—
Deutsche Bank AG	7/22/21	KRW	75,751	USD	67	—	—
Deutsche Bank AG	7/15/21	KRW	222,024	USD	200	—	4
Deutsche Bank AG	8/4/21	MXN	500	USD	25	—	—
Deutsche Bank AG	8/4/21	MXN	2,500	USD	126	—	1
Deutsche Bank AG	8/4/21	MXN	3,000	USD	151	—	1
Deutsche Bank AG	8/4/21	MXN	5,500	USD	277	—	3
Deutsche Bank AG	8/4/21	MXN	500	USD	25	—	—
Deutsche Bank AG	8/4/21	MXN	500	USD	25	—	—
Deutsche Bank AG	8/4/21	MXN	500	USD	25	—	—
Deutsche Bank AG	8/4/21	MXN	1,500	USD	72	3	—
Deutsche Bank AG	8/4/21	NOK	2,576	USD	300	—	1
Deutsche Bank AG	8/4/21	NZD	300	USD	212	—	3
Deutsche Bank AG	8/4/21	NZD	300	USD	212	—	2
Deutsche Bank AG	8/4/21	NZD	100	USD	70	—	—
Deutsche Bank AG	8/4/21	NZD	200	USD	140	—	—
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	8/4/21	PLN	381	USD	100	$ —	$ —
Deutsche Bank AG	8/4/21	RUB	7,281	USD	100	—	1
Deutsche Bank AG	8/4/21	SEK	854	USD	100	—	—
Deutsche Bank AG	8/4/21	SGD	403	USD	300	—	—
Deutsche Bank AG	8/18/21	TRY	875	USD	100	—	2
Deutsche Bank AG	8/18/21	TRY	883	USD	100	—	1
Deutsche Bank AG	8/18/21	TRY	886	USD	100	—	1
Deutsche Bank AG	8/18/21	TRY	868	USD	100	—	3
Deutsche Bank AG	8/18/21	TRY	895	USD	100	—	—
Deutsche Bank AG	7/6/21	TWD	5,504	USD	200	—	3
Deutsche Bank AG	7/26/21	TWD	5,575	USD	200	—	—
Deutsche Bank AG	8/2/21	TWD	2,784	USD	100	—	—
Deutsche Bank AG	8/2/21	TWD	2,784	USD	100	—	—
Deutsche Bank AG	7/26/21	TWD	2,793	USD	100	—	—
Deutsche Bank AG	7/16/21	TWD	2,801	USD	100	—	—
Deutsche Bank AG	7/23/21	TWD	2,779	USD	100	—	—
Deutsche Bank AG	7/6/21	TWD	2,754	USD	100	—	1
Deutsche Bank AG	7/16/21	TWD	2,750	USD	100	—	1
Deutsche Bank AG	7/12/21	TWD	2,752	USD	100	—	1
Deutsche Bank AG	8/4/21	USD	376	AUD	500	1	—
Deutsche Bank AG	8/4/21	USD	151	AUD	200	1	—
Deutsche Bank AG	8/4/21	USD	76	AUD	100	1	—
Deutsche Bank AG	8/4/21	USD	1,202	AUD	1,600	2	—
Deutsche Bank AG	8/4/21	USD	81	CAD	100	—	—
Deutsche Bank AG	8/4/21	USD	81	CAD	100	1	—
Deutsche Bank AG	8/4/21	USD	162	CAD	200	1	—
Deutsche Bank AG	8/4/21	USD	136	CHF	125	1	—
Deutsche Bank AG	8/4/21	USD	136	CHF	125	1	—
Deutsche Bank AG	8/4/21	USD	136	CHF	125	1	—
Deutsche Bank AG	8/4/21	USD	136	CHF	125	1	—
Deutsche Bank AG	7/26/21	USD	100	CLP	75,352	—	3
Deutsche Bank AG	7/19/21	USD	100	CLP	72,590	1	—
Deutsche Bank AG	7/12/21	USD	100	CLP	72,169	2	—
Deutsche Bank AG	8/4/21	USD	500	CNH	3,241	—	—
Deutsche Bank AG	8/4/21	USD	100	CNH	648	—	—
Deutsche Bank AG	8/4/21	USD	100	CNH	648	—	—
Deutsche Bank AG	8/4/21	USD	500	CNH	3,249	—	1
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	8/4/21	USD	100	CNH	650	$ —	$ —
Deutsche Bank AG	8/4/21	USD	1,300	CNH	8,426	—	—
Deutsche Bank AG	8/4/21	USD	149	EUR	125	1	—
Deutsche Bank AG	8/4/21	USD	149	EUR	125	1	—
Deutsche Bank AG	8/4/21	USD	298	EUR	250	1	—
Deutsche Bank AG	8/4/21	USD	299	EUR	250	2	—
Deutsche Bank AG	8/4/21	USD	448	EUR	375	3	—
Deutsche Bank AG	8/4/21	USD	149	EUR	125	1	—
Deutsche Bank AG	8/4/21	USD	518	GBP	375	—	1
Deutsche Bank AG	8/4/21	USD	522	GBP	375	3	—
Deutsche Bank AG	8/4/21	USD	87	GBP	63	1	—
Deutsche Bank AG	8/4/21	USD	261	GBP	188	1	—
Deutsche Bank AG	8/4/21	USD	100	ILS	326	—	—
Deutsche Bank AG	8/2/21	USD	200	INR	14,898	—	—
Deutsche Bank AG	7/28/21	USD	11	INR	811	—	—
Deutsche Bank AG	7/28/21	USD	17	INR	1,230	—	—
Deutsche Bank AG	7/28/21	USD	18	INR	1,350	—	—
Deutsche Bank AG	7/28/21	USD	18	INR	1,352	—	—
Deutsche Bank AG	7/28/21	USD	18	INR	1,352	—	—
Deutsche Bank AG	7/28/21	USD	18	INR	1,352	—	—
Deutsche Bank AG	7/26/21	USD	100	INR	7,465	—	—
Deutsche Bank AG	7/26/21	USD	100	INR	7,464	—	—
Deutsche Bank AG	7/19/21	USD	100	INR	7,457	—	—
Deutsche Bank AG	7/22/21	USD	78	INR	5,783	—	—
Deutsche Bank AG	7/22/21	USD	20	INR	1,521	—	—
Deutsche Bank AG	7/22/21	USD	100	INR	7,444	—	—
Deutsche Bank AG	7/22/21	USD	2	INR	152	—	—
Deutsche Bank AG	7/19/21	USD	100	INR	7,357	1	—
Deutsche Bank AG	7/12/21	USD	100	INR	7,349	1	—
Deutsche Bank AG	7/8/21	USD	100	INR	7,304	2	—
Deutsche Bank AG	7/12/21	USD	100	INR	7,308	2	—
Deutsche Bank AG	7/6/21	USD	100	INR	7,303	2	—
Deutsche Bank AG	7/9/21	USD	38	INR	2,794	1	—
Deutsche Bank AG	7/9/21	USD	61	INR	4,477	1	—
Deutsche Bank AG	7/9/21	USD	86	INR	6,267	2	—
Deutsche Bank AG	7/9/21	USD	15	INR	1,075	—	—
Deutsche Bank AG	8/4/21	USD	113	JPY	12,500	1	—
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	8/4/21	USD	113	JPY	12,500	$ —	$ —
Deutsche Bank AG	8/4/21	USD	564	JPY	62,500	1	—
Deutsche Bank AG	8/4/21	USD	1,353	JPY	150,000	3	—
Deutsche Bank AG	8/4/21	USD	113	JPY	12,500	1	—
Deutsche Bank AG	7/26/21	USD	100	KRW	113,020	—	—
Deutsche Bank AG	7/15/21	USD	200	KRW	226,662	—	1
Deutsche Bank AG	7/22/21	USD	200	KRW	226,604	—	1
Deutsche Bank AG	7/26/21	USD	100	KRW	113,283	—	—
Deutsche Bank AG	7/21/21	USD	34	KRW	38,935	—	—
Deutsche Bank AG	7/21/21	USD	35	KRW	38,993	—	—
Deutsche Bank AG	7/21/21	USD	34	KRW	38,901	—	—
Deutsche Bank AG	7/21/21	USD	20	KRW	22,464	—	—
Deutsche Bank AG	7/21/21	USD	15	KRW	16,513	—	—
Deutsche Bank AG	7/21/21	USD	31	KRW	35,066	—	—
Deutsche Bank AG	7/21/21	USD	31	KRW	34,931	—	—
Deutsche Bank AG	7/6/21	USD	200	KRW	222,058	3	—
Deutsche Bank AG	8/4/21	USD	25	MXN	500	—	—
Deutsche Bank AG	8/4/21	USD	25	MXN	500	—	—
Deutsche Bank AG	8/4/21	USD	25	MXN	500	—	—
Deutsche Bank AG	8/4/21	USD	361	MXN	7,500	—	14
Deutsche Bank AG	8/4/21	USD	200	NOK	1,706	2	—
Deutsche Bank AG	8/4/21	USD	70	NZD	100	—	—
Deutsche Bank AG	8/4/21	USD	140	NZD	200	1	—
Deutsche Bank AG	8/4/21	USD	279	NZD	400	—	—
Deutsche Bank AG	8/4/21	USD	100	RUB	7,355	—	—
Deutsche Bank AG	8/4/21	USD	100	SEK	854	—	—
Deutsche Bank AG	8/4/21	USD	100	SGD	134	—	—
Deutsche Bank AG	8/18/21	USD	100	TRY	875	2	—
Deutsche Bank AG	8/18/21	USD	100	TRY	881	1	—
Deutsche Bank AG	8/18/21	USD	100	TRY	894	—	—
Deutsche Bank AG	8/18/21	USD	200	TRY	1,764	2	—
Deutsche Bank AG	8/2/21	USD	200	TWD	5,573	—	—
Deutsche Bank AG	7/26/21	USD	100	TWD	2,788	—	—
Deutsche Bank AG	7/16/21	USD	100	TWD	2,798	—	—
Deutsche Bank AG	7/26/21	USD	100	TWD	2,793	—	—
Deutsche Bank AG	7/26/21	USD	100	TWD	2,793	—	—
Deutsche Bank AG	7/23/21	USD	100	TWD	2,800	—	—
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	7/6/21	USD	200	TWD	5,509	$ 3	$ —
Deutsche Bank AG	7/16/21	USD	100	TWD	2,751	1	—
Deutsche Bank AG	7/12/21	USD	100	TWD	2,764	1	—
Deutsche Bank AG	7/6/21	USD	100	TWD	2,757	1	—
Deutsche Bank AG	8/4/21	USD	100	ZAR	1,430	—	—
Deutsche Bank AG	8/4/21	ZAR	1,435	USD	100	—	—
Deutsche Bank AG	8/4/21	CAD	184	EUR	(125)	—	—
Deutsche Bank AG	8/4/21	CAD	200	JPY	(18,023)	—	1
Deutsche Bank AG	8/4/21	CAD	200	JPY	(17,836)	1	—
Deutsche Bank AG	8/4/21	CAD	184	EUR	(125)	—	—
Deutsche Bank AG	8/4/21	CAD	553	EUR	(375)	1	—
Deutsche Bank AG	8/4/21	EUR	200	GBP	(172)	—	1
Deutsche Bank AG	8/4/21	EUR	500	GBP	(429)	—	—
Deutsche Bank AG	8/4/21	EUR	125	CAD	(184)	—	—
Deutsche Bank AG	8/4/21	EUR	600	GBP	(516)	—	1
Deutsche Bank AG	8/4/21	EUR	300	JPY	(39,720)	—	2
Deutsche Bank AG	8/4/21	EUR	100	PLN	(452)	—	—
Deutsche Bank AG	8/4/21	EUR	125	CAD	(184)	—	—
Deutsche Bank AG	8/4/21	EUR	500	JPY	(66,137)	—	2
Deutsche Bank AG	8/4/21	EUR	125	SEK	(1,266)	—	—
Deutsche Bank AG	8/4/21	EUR	125	SEK	(1,266)	—	—
Deutsche Bank AG	8/4/21	EUR	400	GBP	(342)	2	—
Deutsche Bank AG	8/4/21	EUR	250	CHF	(274)	1	—
Deutsche Bank AG	8/4/21	EUR	200	JPY	(26,304)	1	—
Deutsche Bank AG	8/4/21	EUR	125	AUD	(198)	—	—
Deutsche Bank AG	8/4/21	JPY	15,444	NZD	(200)	—	1
Deutsche Bank AG	8/4/21	JPY	33,212	AUD	(400)	—	1
Deutsche Bank AG	8/4/21	JPY	13,186	EUR	(100)	—	—
Deutsche Bank AG	8/4/21	JPY	17,912	CAD	(200)	—	—
Deutsche Bank AG	8/4/21	JPY	13,214	EUR	(100)	—	—
Deutsche Bank AG	8/4/21	JPY	38,508	GBP	(250)	1	—
Deutsche Bank AG	8/4/21	JPY	13,233	EUR	(100)	1	—
Deutsche Bank AG	8/4/21	JPY	18,007	CAD	(200)	1	—
Deutsche Bank AG	8/4/21	JPY	19,364	GBP	(125)	1	—
Deutsche Bank AG	8/4/21	JPY	30,202	CHF	(250)	2	—
Deutsche Bank AG	8/4/21	JPY	65,759	EUR	(500)	—	1
Deutsche Bank AG	8/4/21	JPY	82,937	AUD	(1,000)	—	3
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	8/4/21	JPY	30,824	NZD	(400)	$ —	$ 2
Deutsche Bank AG	8/4/21	NZD	430	AUD	(400)	1	—
Deutsche Bank AG	8/4/21	NZD	200	JPY	(15,570)	—	—
Deutsche Bank AG	8/4/21	NZD	200	JPY	(15,412)	1	—
Deutsche Bank AG	8/4/21	NOK	500	SEK	(498)	—	—
Deutsche Bank AG	8/4/21	NOK	500	SEK	(498)	—	—
Deutsche Bank AG	8/4/21	NOK	2,557	EUR	(250)	—	—
Deutsche Bank AG	8/4/21	PLN	451	EUR	(100)	—	1
Deutsche Bank AG	8/4/21	GBP	125	JPY	(19,088)	1	—
Deutsche Bank AG	8/4/21	GBP	86	EUR	(100)	1	—
Deutsche Bank AG	8/4/21	GBP	250	JPY	(38,339)	1	—
Deutsche Bank AG	8/4/21	GBP	125	AUD	(230)	—	—
Deutsche Bank AG	8/4/21	GBP	86	EUR	(100)	—	—
Deutsche Bank AG	8/4/21	GBP	125	AUD	(231)	—	1
Deutsche Bank AG	8/4/21	GBP	600	EUR	(700)	—	—
Deutsche Bank AG	8/4/21	GBP	125	JPY	(19,172)	—	—
Deutsche Bank AG	8/4/21	GBP	172	EUR	(200)	—	—
Deutsche Bank AG	8/4/21	GBP	125	JPY	(19,172)	—	—
Deutsche Bank AG	8/4/21	GBP	125	CHF	(160)	—	—
Deutsche Bank AG	8/4/21	SEK	498	NOK	(500)	—	—
Deutsche Bank AG	8/4/21	SEK	1,270	EUR	(125)	—	—
Deutsche Bank AG	8/4/21	SEK	497	NOK	(500)	—	—
Deutsche Bank AG	8/4/21	SEK	2,543	EUR	(250)	1	—
Deutsche Bank AG	8/4/21	CHF	159	GBP	(125)	—	1
Deutsche Bank AG	8/4/21	CHF	250	JPY	(30,050)	—	—
Morgan Stanley & Co. International PLC	9/15/21	SEK	111	USD	13	—	—
Morgan Stanley & Co. International PLC	9/15/21	SEK	38	USD	4	—	—
Morgan Stanley & Co. International PLC	9/15/21	USD	241	EUR	199	6	—
Morgan Stanley & Co. International PLC	9/15/21	USD	91	GBP	65	2	—
Morgan Stanley & Co. International PLC	9/15/21	USD	2	GBP	2	—	—
Total Forward Foreign Currency Exchange Contracts						$106	$139

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Commodity Futures
Aluminum	3	Long	7/6/2021	170	$ 18	$ —
Aluminum	1	Long	7/9/2021	57	6	—
Aluminum	1	Long	7/13/2021	58	5	—
Aluminum	2	Long	7/14/2021	116	10	—
Aluminum	2	Long	7/16/2021	119	7	—
Aluminum	1	Long	7/21/2021	58	5	—
Aluminum	1	Long	7/27/2021	61	2	—
Aluminum	1	Long	8/19/2021	60	3	—
Aluminum	1	Long	8/24/2021	58	5	—
Aluminum	1	Long	8/25/2021	62	1	—
Aluminum	1	Long	8/26/2021	59	4	—
Aluminum	1	Long	8/27/2021	62	1	—
Copper	1	Long	7/6/2021	225	9	—
Copper	1	Long	7/9/2021	234	—	—
Copper	1	Long	7/13/2021	222	11	—
Copper	3	Long	7/14/2021	675	27	—
Copper	2	Long	7/19/2021	469	—	1
Copper	2	Long	7/23/2021	476	—	8
Copper	2	Long	7/26/2021	484	—	16
Copper	4	Long	7/29/2021	988	—	52
Copper	2	Long	7/30/2021	519	—	51
Copper	1	Long	8/6/2021	260	—	25
Copper	1	Long	8/10/2021	268	—	34
Copper	1	Long	8/11/2021	261	—	27
Copper	1	Long	8/13/2021	252	—	17
Copper	2	Long	8/17/2021	513	—	45
Copper	1	Long	8/19/2021	253	—	19
Copper	1	Long	8/20/2021	253	—	19
Copper	1	Long	8/24/2021	254	—	19
Copper	1	Long	8/25/2021	254	—	19
Copper	2	Long	8/26/2021	496	—	27
Copper	1	Long	9/3/2021	248	—	13
Copper	3	Long	9/10/2021	724	—	20
Copper	1	Long	9/15/2021	237	—	3
Copper	2	Long	9/16/2021	481	—	12
Copper	1	Long	9/17/2021	237	—	3
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Copper	1	Long	9/21/2021	227	$ 7	$ —
Copper	1	Long	9/6/2021	248	—	14
Corn	5	Long	12/14/2021	136	11	—
Corn	1	Long	5/13/2022	27	2	—
Corn	1	Long	9/14/2021	29	1	—
E-Mini Crude Oil Index	1	Long	7/19/2021	36	1	—
E-Mini Natural Index	1	Long	7/27/2021	9	—	—
Gasoline RBOB	2	Long	7/30/2021	186	1	—
Lead	2	Long	7/7/2021	101	13	—
Lead	1	Long	7/12/2021	49	7	—
Lead	1	Long	7/13/2021	50	7	—
Lead	1	Long	7/14/2021	50	7	—
Lead	2	Long	7/16/2021	102	11	—
Lead	1	Long	7/19/2021	51	5	—
Lead	1	Long	7/20/2021	53	4	—
Lead	1	Long	7/28/2021	56	1	—
Lead	1	Long	7/29/2021	56	1	—
Lead	1	Long	8/4/2021	54	2	—
Lead	1	Long	8/10/2021	56	1	—
Lead	1	Long	8/17/2021	55	2	—
Lead	1	Long	8/26/2021	54	2	—
Lead	2	Long	9/10/2021	110	3	—
Lead	1	Long	9/14/2021	55	2	—
Lead	2	Long	9/15/2021	110	4	—
Lean Hogs	2	Long	8/13/2021	82	—	—
Live Cattle	1	Long	8/31/2021	49	—	—
Maize	1	Long	8/5/2021	14	—	—
Natural Gas	4	Long	7/28/2021	141	5	—
Nickel	1	Long	7/1/2021	100	10	—
Nickel	1	Long	7/6/2021	100	9	—
Nickel	3	Long	7/7/2021	302	26	—
Nickel	1	Long	7/9/2021	100	9	—
Nickel	1	Long	7/13/2021	97	12	—
Nickel	1	Long	7/23/2021	97	12	—
Nickel	1	Long	7/27/2021	107	3	—
Nickel	2	Long	8/13/2021	209	10	—
Nickel	1	Long	8/17/2021	106	3	—
Nickel	1	Long	8/18/2021	109	1	—
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Nickel	1	Long	8/25/2021	109	$ 1	$ —
Nickel	1	Long	9/1/2021	110	—	1
Nickel	1	Long	9/3/2021	109	1	—
Nickel	1	Long	9/15/2021	111	—	1
Nickel	1	Long	9/17/2021	104	5	—
Nickel	1	Long	9/23/2021	107	3	—
NY Harbor ULSD	1	Long	7/30/2021	89	—	—
Palladium	1	Long	9/28/2021	267	10	—
Rapeseed	1	Long	7/30/2021	28	4	—
Soybean	2	Long	11/12/2021	139	1	—
Soybean Meal	3	Long	12/14/2021	105	9	—
Soybean Oil	2	Long	12/14/2021	73	2	—
Sugar	2	Long	9/30/2021	39	1	—
Tin	1	Long	7/8/2021	129	36	—
Tin	1	Long	7/13/2021	135	30	—
Tin	1	Long	8/6/2021	150	12	—
Tin	1	Long	8/18/2021	149	13	—
Tin	1	Long	8/19/2021	153	8	—
Wheat	1	Long	12/14/2021	35	—	1
WTI Crude	1	Long	11/19/2021	70	1	—
Zinc	1	Long	7/8/2021	72	2	—
Zinc	1	Long	7/12/2021	72	2	—
Zinc	3	Long	7/14/2021	211	12	—
Zinc	1	Long	7/16/2021	72	3	—
Zinc	2	Long	7/19/2021	143	6	—
Zinc	1	Long	7/26/2021	72	2	—
Zinc	1	Long	9/15/2021	76	—	1
Zinc	1	Long	9/16/2021	76	—	1
Zinc	2	Long	9/17/2021	145	4	—
Total Commodity Futures Contracts					$477	$449
Equity Futures
DJIA mini E-CBOT	4	Long	9/17/2021	678	10	—
E-mini Russell 2000	3	Long	9/17/2021	347	—	1
FTSE China	7	Long	7/29/2021	122	—	1
FTSE Taiwan	1	Long	7/29/2021	61	—	—
FTSES 100 Index	3	Long	9/17/2021	292	—	—
Mini H-Shares Index	1	Long	7/29/2021	14	—	—
Mini HSI Index	4	Long	7/29/2021	150	—	3
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
MSCI Singapore Index	5	Long	7/29/2021	132	$ —	$ —
NASDAQ 100 E-Mini	7	Long	9/17/2021	2,021	16	—
OMXS 30 Index	3	Long	7/16/2021	80	—	—
S&P 500 E-mini	25	Long	9/17/2021	5,354	7	—
SET 50 Index	2	Long	9/29/2021	12	—	—
SPI 200 Index	4	Long	9/16/2021	545	—	—
Total Equity Futures Contracts					$ 33	$ 5
Foreign Currency Futures
Brazilian Real	1	Long	7/30/2021	20	—	—
Micro, EUR/USD	1	Long	9/13/2021	15	—	—
TRY Dollar	4	Long	8/31/2021	4	—	—
Total Foreign Currency Futures Contracts					$ —	$ —
Interest Rate Futures
Australia 10-Year Bond	4	Long	9/15/2021	427	1	—
Euro-BTP	6	Long	9/8/2021	1,077	4	—
Euro-Bund	14	Long	9/8/2021	2,870	7	—
Short Euro-BTP	2	Long	9/8/2021	272	—	—
U.S. Treasury 10-Year Note	1	Long	9/21/2021	132	—	—
U.S. Treasury 5-Year Note	2	Long	9/30/2021	247	—	—
Total Interest Rate Futures Contracts					$ 12	$ —
Commodity Futures
Aluminum	3	Short	7/6/2021	170	—	19
Aluminum	1	Short	7/9/2021	57	—	6
Aluminum	1	Short	7/13/2021	58	—	5
Aluminum	2	Short	7/14/2021	118	—	8
Aluminum	2	Short	7/16/2021	116	—	10
Aluminum	1	Short	7/21/2021	61	—	2
Aluminum	1	Short	7/27/2021	60	—	3
Aluminum	1	Short	8/19/2021	59	—	4
Aluminum	1	Short	8/24/2021	62	—	1
Aluminum	1	Short	8/25/2021	59	—	4
Aluminum	1	Short	8/26/2021	62	—	1
Aluminum	1	Short	8/27/2021	62	—	2
Aluminum	2	Short	9/17/2021	59	—	4
Brent Crude	1	Short	7/30/2021	75	1	—
Cocoa	1	Short	9/15/2021	47	—	1
Copper	1	Short	9/28/2021	108	—	—
Copper	1	Short	7/6/2021	225	—	9
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Copper	1	Short	7/9/2021	224	$ —	$ 10
Copper	1	Short	7/13/2021	225	—	9
Copper	3	Short	7/14/2021	703	1	—
Copper	2	Short	7/19/2021	468	—	—
Copper	2	Short	7/23/2021	494	26	—
Copper	2	Short	7/26/2021	494	26	—
Copper	4	Short	7/29/2021	1,030	94	—
Copper	2	Short	7/30/2021	494	26	—
Copper	1	Short	8/6/2021	256	22	—
Copper	1	Short	8/10/2021	263	29	—
Copper	1	Short	8/11/2021	256	22	—
Copper	1	Short	8/13/2021	258	24	—
Copper	2	Short	8/17/2021	502	33	—
Copper	1	Short	8/19/2021	248	14	—
Copper	1	Short	8/20/2021	254	19	—
Copper	1	Short	8/24/2021	245	11	—
Copper	1	Short	8/25/2021	249	14	—
Copper	2	Short	8/26/2021	486	18	—
Copper	1	Short	9/3/2021	247	13	—
Copper	3	Short	9/10/2021	742	39	—
Copper	2	Short	9/16/2021	474	5	—
Copper	1	Short	9/17/2021	231	—	4
Copper	1	Short	9/21/2021	237	3	—
Copper	1	Short	9/6/2021	248	13	—
Gold (OSE)	1	Short	4/25/2022	56	—	—
Gold 100 OZ	2	Short	8/27/2021	356	2	—
Lead	2	Short	7/7/2021	99	—	15
Lead	1	Short	7/12/2021	51	—	6
Lead	1	Short	7/13/2021	51	—	5
Lead	1	Short	7/14/2021	51	—	6
Lead	2	Short	7/16/2021	107	—	6
Lead	1	Short	7/19/2021	51	—	5
Lead	1	Short	7/20/2021	51	—	5
Lead	1	Short	7/28/2021	52	—	4
Lead	1	Short	7/29/2021	53	—	4
Lead	1	Short	8/4/2021	56	—	1
Lead	1	Short	8/10/2021	55	—	2
Lead	1	Short	8/17/2021	54	—	2
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Lead	1	Short	8/26/2021	55	$ —	$ 2
Lead	2	Short	9/10/2021	110	—	4
Lead	1	Short	9/14/2021	55	—	2
Lead	2	Short	9/15/2021	109	—	5
Live Feeder	1	Short	8/26/2021	80	2	—
Milk	1	Short	8/3/2021	33	—	—
Nickel	1	Short	7/1/2021	97	—	13
Nickel	1	Short	7/6/2021	100	—	10
Nickel	3	Short	7/7/2021	297	—	31
Nickel	1	Short	7/9/2021	100	—	9
Nickel	1	Short	7/13/2021	96	—	13
Nickel	1	Short	7/23/2021	107	—	3
Nickel	1	Short	7/27/2021	102	—	7
Nickel	2	Short	8/13/2021	209	—	10
Nickel	1	Short	8/17/2021	109	—	1
Nickel	1	Short	8/18/2021	108	—	1
Nickel	1	Short	8/25/2021	102	—	7
Nickel	1	Short	9/1/2021	109	—	1
Nickel	1	Short	9/3/2021	109	—	—
Nickel	1	Short	9/15/2021	107	—	2
Nickel	1	Short	9/17/2021	110	1	—
Nickel	1	Short	9/28/2021	110	1	—
Platinum	1	Short	10/27/2021	56	2	—
Red Wheat	2	Short	9/14/2021	81	—	4
Tin	1	Short	7/8/2021	135	—	30
Tin	1	Short	7/13/2021	128	—	37
Tin	1	Short	8/6/2021	149	—	13
Tin	1	Short	8/18/2021	153	—	8
Tin	1	Short	8/19/2021	148	—	13
Zinc	1	Short	7/8/2021	71	—	3
Zinc	1	Short	7/12/2021	70	—	5
Zinc	3	Short	7/14/2021	216	—	7
Zinc	1	Short	7/16/2021	71	—	3
Zinc	2	Short	7/19/2021	143	—	5
Zinc	1	Short	7/26/2021	72	—	2
Zinc	1	Short	9/15/2021	75	1	—
Zinc	1	Short	9/16/2021	73	—	2
Zinc	2	Short	9/17/2021	148	—	1
Total Commodity Futures Contracts					$462	$417

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Equity Futures
BIST 30 Index	4	Short	8/31/2021	7	$ —	$ —
CAC40 10 Euro	3	Short	7/16/2021	231	—	1
CBOE Volatility Index	29	Short	8/18/2021	573	1	—
CBOE Volatility Index	6	Short	7/21/2021	107	—	—
DAX Mini Index	2	Short	9/17/2021	184	—	1
Euro-STOXX 50 Index	5	Short	9/17/2021	242	1	—
HSCEI Index	2	Short	7/29/2021	137	1	—
IBEX 35 Index	1	Short	7/16/2021	106	1	—
MSCI Emerging Market Index	1	Short	9/17/2021	68	—	—
Nikkei 225 Mini Index	1	Short	9/9/2021	26	—	—
WIG 20 Index	2	Short	9/17/2021	23	—	—
Total Equity Futures Contracts					$ 4	$ 2
Foreign Currency Futures
Canadian Dollar	1	Short	9/14/2021	81	—	—
INR/USD	2	Short	7/28/2021	54	—	—
New Zealand Dollar	2	Short	9/13/2021	140	1	—
Total Foreign Currency Futures Contracts					$ 1	$ —
Interest Rate Futures
90 Day Eurodollar	1	Short	6/17/2024	247	—	—
90 Day Eurodollar	3	Short	9/18/2023	743	—	—
90 Day Sterling	2	Short	9/21/2022	346	—	—
Canada 10-Year Bond	2	Short	9/21/2021	236	—	1
Euro BOBL	2	Short	9/8/2021	320	—	—
Euro-Oat	2	Short	9/8/2021	377	—	1
Euro-Schatz	4	Short	9/8/2021	535	—	—
Japan 10-Year Bond	5	Short	9/13/2021	6,915	2	—
Long Gilt	4	Short	9/28/2021	709	—	2
U.S. Treasury 10-Year Ultra Bond	6	Short	9/21/2021	880	—	3
U.S. Treasury Ultra Bond	2	Short	9/21/2021	382	—	3
Total Interest Rate Futures Contracts					$ 2	$ 10

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(h) – (0.7)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	0.00%	Total return on BofA Merrill Lynch Commodity Excess Return Strategy Index(i)	USD 11,844	8/18/21	Quarterly	$—	$206	$206	$—
Bank of America, N.A.	Fixed Rate of 0.20%	Total return on BofA Merrill Lynch Sort Upside Vol Index(j)	USD 5,902	2/25/22	Quarterly	—	19	19	—
Barclays Bank PLC	Total return on Barclays Short Interest Short Basket Index(k)	Federal Funds Rate – 1.05%	USD 9,060	2/2/22	Quarterly	—	(635)	—	635
Barclays Bank PLC	3 Month LIBOR + 0.10%	Total return on Russell 2000 Index Total Return Index(l)	USD 9,340	2/2/22	Quarterly	—	150	150	—
Barclays Bank PLC	0.00%	Total return on Barclays EB05 Desk Strategy Index(m)	USD 23,900	6/8/22	Quarterly	—	(12)	—	12
BNP Paribas	Total return on BNP Equity Growth Factor Index(n)	3 Month LIBOR + 0.10%	USD 6,469	6/15/22	Quarterly	—	(113)	—	113
BNP Paribas	3 Month LIBOR + 0.30%	Total return on BNP Equity Value Factor Index(o)	USD 12,690	6/15/22	Quarterly	—	(127)	—	127
BNP Paribas	3 Month LIBOR + 0.02%	Total return on MSCI Emerging Net Total Return USD Index(p)	USD 10,119	6/3/22	Quarterly	—	(40)	—	40
Credit Suisse International	Fixed Rate of 0.50%	Total return on Credit Suisse Gamma Weighted Dispersion Index ER(q)	USD 6,259	5/20/22	Monthly	—	17	17	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Systematic Skew US Series 1D Excess Return Strategy Index(r)	USD 9,401	11/6/21	Quarterly	—	126	126	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Calls-vs-Calls US Series 2 Excess Return Strategy Index(s)	USD 8,010	11/6/21	Quarterly	—	(275)	—	275
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Macro Index VA01(t)	USD 18,813	5/17/22	Quarterly	—	(236)	—	236
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total return on JP Morgan Correlation Spread Index(u)	USD 7,075	7/30/21	Quarterly	—	(59)	—	59
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(v)	USD 6,332	11/4/21	Quarterly	$—	$160	$160	$—
JP Morgan Chase Bank, N.A.	0.00%	Total return on JP Morgan Equity Risk Premium – Global Pure Low Vol L/S USD Index 1(w)	USD 8,221	6/28/22	Quarterly	—	25	25	—
JPMorgan Chase Bank, N.A.	Total return on iBoxx USD Liquid High Yield Index	3 Month LIBOR	USD 5,000	12/20/21	Quarterly	—	(30)	—	30
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector Index(x)	USD 10,021	2/18/22	Quarterly	—	(399)	—	399
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector Index(y)	3 Month LIBOR -0.25%	USD 7,519	2/18/22	Quarterly	—	86	86	—
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Overnight Mean Reversion Index(z)	USD 5,994	3/9/22	Quarterly	—	10	10	—
Morgan Stanley & Co. International PLC	Federal Funds Rate + 1.07%	Total return on Morgan Stanley US Sector-Neutral Quality Basket Index(aa)	USD 8,702	3/31/22	Quarterly	—	(8)	—	8
Morgan Stanley Capital Services LLC	Fixed Rate of 0.20%	Total return on Morgan Stanley DXY Index(ab)	USD 11,682	3/2/22	Quarterly	—	332	332	—
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion 25x w/ no Vol Adjustment Index(ac)	USD 9,420	7/30/21	Quarterly	—	75	75	—
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(ad)	USD 3,281	3/14/22	Quarterly	—	8	8	—
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(ae)	USD 3,000	3/14/22	Quarterly	—	7	7	—
Societe Generale	Federal Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(af)	USD 19,665	4/5/22	N/A	—	(365)	—	365
Societe Generale	Fixed Rate of 0.15%	Total return on Soc Gen Delta Capped Mean Reversion Index(ag)	USD 6,620	11/9/21	Quarterly	—	205	205	—
Total Total Return Index Swaps						$—	$(873)	$1,426	$2,299

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of June 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,350, which represents approximately 22.3% of net assets as of June 30, 2021.

(e)
Security is non-income producing.

(f)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of June 30, 2021, there were no securities rehypothecated by MSC.

(g)
Rate represents the seven-day yield as of June 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(h)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(i)
Basket of three commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

Top Underlying Components	Notional	Percentage of Notional
Futures
WTI CRUDE Oct21	2,615	21.70%
NATURAL GAS Nov21	(2,470)	-20.50%
BRENT CRUDE Nov21	2,085	17.30%
CORN Dec21	1,615	13.40%
WTI CRUDE Dec21	1,458	12.10%
LME COPPER Oct21	1,386	11.50%
BRENT CRUDE Dec21	1,169	9.70%
LME PRI ALUM Oct21	1,169	9.70%
SOYBEAN OIL Jan22	1,145	9.50%
CORN Mar22	1,000	8.30%
Low Su Gasoil G Oct21	807	6.70%
LME ZINC Oct21	747	6.20%
SOYBEAN MEAL Jan22	711	5.90%
GASOLINE RBOB Oct21	699	5.80%
NY Harb ULSD Oct21	651	5.40%
SOYBEAN Nov21	651	5.40%
SOYBEAN OIL Dec21	627	5.20%
LME NICKEL Oct21	615	5.10%
LME COPPER Dec21	602	5.00%
LEAN HOGS Aug21	(578)	-4.80%
GASOLINE RBOB Sep21	(530)	-4.40%
Low Su Gasoil G Sep21	530	4.40%
NY Harb ULSD Sep21	530	4.40%
WTI CRUDE Sep21	(530)	-4.40%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Low Su Gasoil G Dec21	446	3.70%
GASOLINE RBOB Dec21	410	3.40%
CORN Sep21	(361)	-3.00%
COTTON NO.2 Mar22	361	3.00%
KC HRW WHEAT Sep21	349	2.90%
WHEAT (CBT) Sep21	349	2.90%
NY Harb ULSD Dec21	277	2.30%
LEAN HOGS Oct21	265	2.20%
LME PRI ALUM Dec21	145	1.20%
SUGAR #11 (WORLD) Jul22	96	0.80%
LEAN HOGS Dec21	60	0.50%
COTTON NO.2 Dec21	48	0.40%

(j)
Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

Top Underlying Components	Notional	Percentage of Notional
Cash
US Dollar	5,736	96.87%
Index
SPX Index	195	3.30%
Options
SPX US 07/16/21 C4400 Index	(1)	-0.01%
SPX US 07/16/21 C4390 Index	(1)	-0.01%
SPX US 07/16/21 C4410 Index	(1)	-0.01%
SPX US 07/16/21 C4380 Index	(1)	-0.01%
SPX US 07/16/21 C4385 Index	(1)	-0.01%
SPX US 07/16/21 C4370 Index	0	-0.01%
SPX US 07/16/21 C4375 Index	0	-0.01%
SPX US 07/16/21 C4420 Index	0	-0.01%
SPX US 07/16/21 C4395 Index	0	-0.01%
SPX US 07/16/21 C4340 Index	0	-0.01%
SPX US 07/16/21 C4360 Index	0	-0.01%
SPX US 07/16/21 C4430 Index	0	-0.01%
SPX US 07/16/21 C4440 Index	0	-0.01%
SPX US 07/16/21 C4425 Index	0	-0.01%
SPX US 07/16/21 C4405 Index	0	-0.01%
SPX US 07/16/21 C4350 Index	0	0.00%
SPX US 07/16/21 C4450 Index	0	0.00%
SPX US 07/16/21 C4415 Index	0	0.00%
SPX US 07/16/21 C4460 Index	0	0.00%
SPX US 07/16/21 C4365 Index	0	0.00%
SPX US 07/16/21 C4490 Index	0	0.00%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
SPX US 07/16/21 C4500 Index	0	0.00%
SPX US 07/16/21 C4470 Index	0	0.00%
SPX US 07/16/21 C4480 Index	0	0.00%
SPX US 07/16/21 C4435 Index	0	0.00%
SPX US 07/16/21 C4510 Index	0	0.00%
SPX US 07/16/21 C4445 Index	0	0.00%
SPX US 07/16/21 C4475 Index	0	0.00%
SPX US 07/16/21 C4455 Index	0	0.00%
SPX US 07/16/21 C4550 Index	0	0.00%
SPX US 07/16/21 C4465 Index	0	0.00%
SPX US 07/16/21 C4520 Index	0	0.00%
SPX US 07/16/21 C4600 Index	0	0.00%
SPX US 07/16/21 C4525 Index	0	0.00%
SPX US 07/16/21 C4700 Index	0	0.00%
SPX US 07/16/21 C4750 Index	0	0.00%

(k)
A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Smith & Wesson Brands Inc	(1,493)	(52)	-0.53%
3D Systems Corp	(1,281)	(51)	-0.53%
Editas Medicine Inc	(868)	(49)	-0.51%
SunPower Corp	(1,677)	(49)	-0.51%
Appian Corp	(355)	(49)	-0.51%
Laredo Petroleum Inc	(525)	(49)	-0.50%
MannKind Corp	(8,940)	(49)	-0.50%
Cardlytics Inc	(384)	(49)	-0.50%
Sunrun Inc	(870)	(49)	-0.50%
Canadian Solar Inc	(1,082)	(49)	-0.50%
Codexis Inc	(2,134)	(48)	-0.50%
Sunnova Energy International Inc	(1,279)	(48)	-0.50%
Bloom Energy Corp	(1,791)	(48)	-0.50%
Everbridge Inc	(353)	(48)	-0.50%
Trupaanion Inc	(416)	(48)	-0.49%
Invitae Corp	(1,417)	(48)	-0.49%
Zillow Group Inc	(391)	(48)	-0.49%
Coupa Software Inc	(182)	(48)	-0.49%
QuantumScape Corp	(1,627)	(48)	-0.49%
PagerDuty Inc	(1,117)	(48)	-0.49%
LivePerson Inc	(751)	(48)	-0.49%
Iovance Biotherapeutics Inc	(1,826)	(48)	-0.49%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Redfin Corp	(749)	(48)	-0.49%
Proto Labs Inc	(517)	(47)	-0.49%
Cargurus Inc	(1,805)	(47)	-0.49%
NRG Energy Inc	(1,472)	(47)	-0.49%
8x8 Inc	(1,704)	(47)	-0.49%
iStar Inc	(2,281)	(47)	-0.49%
Fastly Inc	(793)	(47)	-0.49%
Altair Engineering Inc	(685)	(47)	-0.49%
Bandwidth Inc	(343)	(47)	-0.49%
Square Inc	(194)	(47)	-0.49%
Carvana Co	(156)	(47)	-0.49%
Aerie Pharmaceuticals Inc	(2,946)	(47)	-0.49%
SM Energy Co	(1,914)	(47)	-0.49%
Camping World Holdings Inc	(1,149)	(47)	-0.49%
Danimer Scientific Inc	(1,880)	(47)	-0.49%
Cree Inc	(480)	(47)	-0.49%
DraftKings Inc	(901)	(47)	-0.49%
Callon Petroleum Co	(815)	(47)	-0.49%
Stitch Fix Inc	(779)	(47)	-0.49%
Arcturus Therapeutics Holdings Inc	(1,388)	(47)	-0.48%
Hannon Armstrong Sustainable Infrastructure Capital Inc	(836)	(47)	-0.48%
CarParts.com Inc	(2,306)	(47)	-0.48%
Lithium Americas Corp	(3,162)	(47)	-0.48%
PetMed Express Inc	(1,473)	(47)	-0.48%
Intercept Pharmaceuticals Inc	(2,347)	(47)	-0.48%
The RealReal Inc	(2,372)	(47)	-0.48%
Karyopharm Therapeutics Inc	(4,542)	(47)	-0.48%
Rigel Pharmaceuticals Inc	(10,792)	(47)	-0.48%

(l)
Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	9,494	100.00%

(m)
Seeks to capture intraday momentum in global equity markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays EB05 strategy	23,888	100.00%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(n)
Seeks to provide directional exposure that is short the most expensive names in the Russell 3000 as determined by the Wilshire Value model.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Cardlytics Inc	(266)	(34)	-0.51%
Bandwidth Inc	(236)	(33)	-0.49%
Anterix Inc	(540)	(32)	-0.49%
Appian Corp	(235)	(32)	-0.49%
Magnite Inc	(935)	(32)	-0.48%
TechTarget Inc	(408)	(32)	-0.48%
DocuSign Inc	(110)	(31)	-0.47%
Enphase Energy Inc	(160)	(29)	-0.45%
Cable One Inc	(15)	(29)	-0.45%
The Trade Desk Inc	(378)	(29)	-0.44%
Liberty Broadband Corp	(168)	(29)	-0.44%
Iridium Communications Inc	(730)	(29)	-0.44%
Loral Space & Communications Inc	(740)	(29)	-0.44%
SiTime Corp	(224)	(28)	-0.43%
Sprout Social Inc	(317)	(28)	-0.43%
3D Systems Corp	(709)	(28)	-0.43%
Liberty Media Corp-Liberty Braves	(996)	(28)	-0.43%
Vonage Holdings Corp	(1,946)	(28)	-0.43%
The New York Times Co	(641)	(28)	-0.42%
SunPower Corp	(951)	(28)	-0.42%
Cloudflare Inc	(262)	(28)	-0.42%
Sirius XM Holdings Inc	(4,230)	(28)	-0.42%
nLight Inc	(762)	(28)	-0.42%
Cogent Communications Holdings	(358)	(28)	-0.42%
ORBCOMM Inc	(2,418)	(27)	-0.41%
National CineMedia Inc	(5,354)	(27)	-0.41%
Marvell Technology Group Ltd	(549)	(27)	-0.40%
Domo Inc	(327)	(26)	-0.40%
Ooma Inc	(1,398)	(26)	-0.40%
GTY Technology Holdings Inc	(3,660)	(26)	-0.40%
8x8 Inc	(928)	(26)	-0.39%
Cinemark Holdings Inc	(1,170)	(26)	-0.39%
Avid Technology Inc	(652)	(26)	-0.39%
NVIDIA Corp	(32)	(25)	-0.38%
Unity Software Inc	(230)	(25)	-0.38%
Liberty TripAdvisor Holdings Inc	(6,204)	(25)	-0.38%
Zscaler Inc	(116)	(25)	-0.38%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Atomera Inc	(1,173)	(25)	-0.38%
Advanced Micro Devices Inc	(267)	(25)	-0.38%
RingCentral Inc	(86)	(25)	-0.38%
Crowdstrike Holdings Inc	(99)	(25)	-0.38%
Coupa Software Inc	(95)	(25)	-0.38%
SolarEdge Technologies Inc	(90)	(25)	-0.38%
Nutanix Inc	(645)	(25)	-0.37%
Five9 Inc	(134)	(25)	-0.37%
Elastic NV	(165)	(24)	-0.37%
Akoustis Technologies Inc	(2,239)	(24)	-0.36%
Monolithic Power Systems Inc	(64)	(24)	-0.36%
Apple Inc	(174)	(24)	-0.36%
Napco Security Technologies Inc	(653)	(24)	-0.36%

(o)
Seeks to provide directional exposure that is long undervalued names in the Russell 3000 as determined by the Wilshire Value model.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Entravision Communications Corp	10,974	73	0.58%
AMC Networks Inc	899	60	0.48%
Meredith Corp	1,331	58	0.46%
Liberty Media Corp-Liberty Formula One	1,279	55	0.43%
Gannett Co Inc	9,851	54	0.43%
DHI Group Inc	15,798	53	0.43%
Plantronics Inc	1,248	52	0.41%
World Wrestling Entertainment Inc	899	52	0.41%
Lions Gate Entertainment Corp	2,659	52	0.41%
Rambus Inc	2,185	52	0.41%
Alaska Communications Systems	15,324	51	0.41%
Gray Television Inc	2,171	51	0.40%
Synaptics Inc	325	51	0.40%
First Solar Inc	558	50	0.40%
Sinclair Broadcast Group Inc	1,513	50	0.40%
AT&T Inc	1,746	50	0.40%
TrueCar Inc	8,890	50	0.40%
Cars.com Inc	3,497	50	0.40%
The EW Scripps Co	2,452	50	0.40%
Synchronoss Technologies Inc	13,918	50	0.40%
Liberty Latin America Ltd	3,591	50	0.40%
Ebix Inc	1,457	49	0.39%
Mitek Systems Inc	2,534	49	0.39%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Consolidated Communications Holdings Inc	5,534	49	0.39%
A10 Networks Inc	4,272	48	0.38%
United States Cellular Corp	1,320	48	0.38%
SecureWorks Corp	2,552	47	0.38%
Cirrus Logic Inc	548	47	0.37%
Amkor Technology Inc	1,962	46	0.37%
CenturyLink Inc	3,404	46	0.37%
Cornerstone OnDemand Inc	896	46	0.37%
j2 Global Inc	331	46	0.36%
Diodes Inc	567	45	0.36%
StarTek Inc	6,292	45	0.36%
Telephone & Data Systems Inc	1,973	45	0.36%
McAfee Corp	1,572	44	0.35%
SMART Global Holdings Inc	917	44	0.35%
Micron Technology Inc	512	44	0.35%
Jabil Inc	742	43	0.34%
CommScope Holding Co Inc	2,021	43	0.34%
ChannelAdvisor Corp	1,756	43	0.34%
SolarWinds Corp	2,544	43	0.34%
Teradata Corp	860	43	0.34%
Gaia Inc	3,907	43	0.34%
Progress Software Corp	927	43	0.34%
Benefitfocus Inc	3,039	43	0.34%
Photronics Inc	3,241	43	0.34%
Lumentum Holdings Inc	521	43	0.34%
Cohu Inc	1,161	43	0.34%
Bottomline Technologies DE Inc	1,152	43	0.34%

(p)
Seeks to provide directional exposure that is long the MSCI Emerging Markets Net Total Return USD Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Emerging Net Total Return USD Index	10,079	100.00%

(q)
Defensive S&P 500 vs. Top 50 dispersion strategy, combining a short position in index volatility with a long position in single stocks volatility.

Top Underlying Components	Notional	Percentage of Notional
Options
SPY US 08/20/2021 P350 Equity	(894)	-14.24%
SPY US 08/20/2021 P355 Equity	(881)	-14.04%
SPY US 08/20/2021 P360 Equity	(869)	-13.85%
SPY US 08/20/2021 P365 Equity	(686)	-10.93%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
AAPL US 07/16/2021 P110 Equity	342	5.45%
SPY US 08/20/2021 P368 Equity	(340)	-5.42%
AAPL US 07/16/2021 P115 Equity	327	5.22%
AAPL US 07/16/2021 P120 Equity	314	5.00%
AAPL US 07/16/2021 C130 Equity	290	4.61%
AAPL US 08/20/2021 P115 Equity	288	4.59%
AAPL US 07/16/2021 C135 Equity	279	4.44%
AAPL US 08/20/2021 P120 Equity	276	4.40%
AAPL US 07/16/2021 C140 Equity	269	4.28%
AAPL US 08/20/2021 P125 Equity	265	4.23%
AAPL US 08/20/2021 C135 Equity	246	3.91%
AAPL US 08/20/2021 C140 Equity	237	3.77%
AAPL US 08/20/2021 C145 Equity	229	3.64%
AAPL US 08/20/2021 C150 Equity	221	3.52%
SPY US 07/16/2021 P345 Equity	(213)	-3.40%
SPY US 07/16/2021 P346 Equity	(213)	-3.39%
SPY US 07/16/2021 P347 Equity	(212)	-3.38%
SPY US 07/16/2021 P348 Equity	(211)	-3.37%
SPY US 07/16/2021 P349 Equity	(211)	-3.36%
SPY US 07/16/2021 P350 Equity	(210)	-3.35%
SPY US 07/16/2021 P351 Equity	(210)	-3.34%
SPY US 07/16/2021 P352 Equity	(209)	-3.33%
SPY US 07/16/2021 P353 Equity	(208)	-3.32%
SPY US 07/16/2021 P354 Equity	(208)	-3.31%
SPY US 07/16/2021 P355 Equity	(207)	-3.30%
SPY US 07/16/2021 P356 Equity	(207)	-3.29%
SPY US 07/16/2021 P357 Equity	(206)	-3.28%
SPY US 07/16/2021 P358 Equity	(206)	-3.28%
SPY US 07/16/2021 P359 Equity	(205)	-3.27%
SPY US 07/16/2021 P360 Equity	(204)	-3.26%
SPY US 07/16/2021 P361 Equity	(204)	-3.25%
SPY US 07/16/2021 P362 Equity	(203)	-3.24%
SPY US 07/16/2021 P363 Equity	(203)	-3.23%
SPY US 07/16/2021 P364 Equity	(202)	-3.22%
SPY US 07/16/2021 P365 Equity	(202)	-3.21%
SPY US 07/16/2021 P366 Equity	(201)	-3.20%
SPY US 07/16/2021 P367 Equity	(201)	-3.20%
SPY US 07/16/2021 P368 Equity	(200)	-3.19%
SPY US 07/16/2021 P369 Equity	(199)	-3.18%
SPY US 07/16/2021 P370 Equity	(199)	-3.17%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
SPY US 07/16/2021 P371 Equity	(198)	-3.16%
SPY US 07/16/2021 P372 Equity	(198)	-3.15%
SPY US 07/16/2021 P373 Equity	(197)	-3.14%
SPY US 07/16/2021 P374 Equity	(197)	-3.14%
SPY US 07/16/2021 P375 Equity	(196)	-3.13%
SPY US 07/16/2021 P376 Equity	(196)	-3.12%

(r)
Seeks to capture the risk premium associated with selling equity puts while buying equity calls. Delta and gamma hedges daily to reduce market and volatility premium exposures.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	25,660	269.27%
SPX EQ Forward	(23,386)	-245.41%
Cash
US Dollar	(291)	-3.05%

(s)
Attempts to generate income by selling dislocated single stock calls while offsetting the market risk with a long S&P call.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	19,348	250.10%
ADBE American Call Option	(922)	-11.92%
AAPL American Call Option	(783)	-10.12%
PEP American Call Option	(781)	-10.09%
UPS American Call Option	(573)	-7.40%
USB American Call Option	(514)	-6.65%
FDX American Call Option	(492)	-6.37%
NKE American Call Option	(480)	-6.21%
MS American Call Option	(473)	-6.12%
AMZN American Call Option	(443)	-5.72%
MU American Call Option	(440)	-5.69%
GOOGL American Call Option	(402)	-5.19%
ORCL American Call Option	(366)	-4.73%
XOM American Call Option	(362)	-4.68%
MSFT American Call Option	(361)	-4.66%
WFC American Call Option	(351)	-4.54%
LLY American Call Option	(333)	-4.30%
NVDA American Call Option	(326)	-4.21%
NEE American Call Option	(317)	-4.10%
CHTR American Call Option	(317)	-4.09%
ACN American Call Option	(311)	-4.02%
COP American Call Option	(310)	-4.01%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
GOOG American Call Option	(307)	-3.97%
CCI American Call Option	(288)	-3.72%
TMO American Call Option	(280)	-3.61%
TJX American Call Option	(272)	-3.51%
AMAT American Call Option	(270)	-3.49%
PYPL American Call Option	(256)	-3.31%
CAT American Call Option	(254)	-3.28%
SCHW American Call Option	(253)	-3.27%
UNH American Call Option	(249)	-3.22%
DE American Call Option	(247)	-3.20%
FB American Call Option	(228)	-2.95%
ABT American Call Option	(221)	-2.85%
NOW American Call Option	(218)	-2.82%
DIS American Call Option	(211)	-2.73%
GM American Call Option	(204)	-2.63%
PFE American Call Option	(195)	-2.53%
BA American Call Option	(190)	-2.45%
MA American Call Option	(187)	-2.42%
MCD American Call Option	(185)	-2.39%
BKNG American Call Option	(178)	-2.30%
HD American Call Option	(176)	-2.28%
FIS American Call Option	(176)	-2.28%
LRCX American Call Option	(175)	-2.26%
CSCO American Call Option	(165)	-2.13%
TGT American Call Option	(161)	-2.08%
PNC American Call Option	(160)	-2.06%
VZ American Call Option	(157)	-2.02%
Cash
US Dollar	407	5.26%

(t)
Aims to take advantage of the convergence in the performance of bonds with higher vs. lower real yields across G8 government bonds.

Top Underlying Components	Notional	Percentage of Notional
Futures
Euro-BUND Sep21	(14,064)	-75.69%
LONG GILT Sep21	(10,518)	-56.61%
US 10YR NOTE (CBT) Sep21	(4,791)	-25.78%
AUST 10Y BOND Sep21	4,481	24.12%
Euro-BTP Sep21	1,447	7.79%
CAN 10YR BOND Sep21	1,303	7.01%
JPN 10Y BOND (OSE) Sep21	155	0.84%
Euro-OAT Sep21	0	0.00%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(u)
Aims to capture the spread of realized correlation between US equity and US equity volatility.

Top Underlying Components	Notional	Percentage of Notional
Index
iPath Series B S&P 500 VIX Short-Term Futures ETN	83	1.18%
S&P 500 Index	80	1.14%

(v)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
JPM US Conviction Mean Reversion Index	(6,305)	-97.10%

(w)
Market neutral strategy that seeks to provide exposure to low volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
The Trade Desk Inc	(700)	(54)	-0.66%
Etsy Inc	(247)	(51)	-0.62%
Enphase Energy Inc	(272)	(50)	-0.61%
Moderna Inc	(209)	(49)	-0.60%
NIKE Inc	317	49	0.59%
Peloton Interactive Inc	(393)	(49)	-0.59%
Twilio Inc	(124)	(49)	-0.59%
Splunk Inc	(335)	(48)	-0.59%
Twitter Inc	(689)	(47)	-0.58%
Unity Software Inc	(427)	(47)	-0.57%
Pinterest Inc	(593)	(47)	-0.57%
Coupa Software Inc	(178)	(47)	-0.57%
Chipotle Mexican Grill Inc	30	46	0.56%
Clarivate PLC	(1,677)	(46)	-0.56%
SolarEdge Technologies Inc	(167)	(46)	-0.56%
DocuSign Inc	(163)	(46)	-0.55%
Danaher Corp	169	45	0.55%
Teladoc Health Inc	(272)	(45)	-0.55%
Liberty Broadband Corp	260	45	0.55%
NRG Energy Inc	(1,403)	(45)	-0.55%
Afterpay Ltd	(507)	(45)	-0.55%
ViacomCBS Inc	(988)	(45)	-0.54%
Carvana Co	(148)	(45)	-0.54%
RingCentral Inc	(153)	(45)	-0.54%
Vertex Pharmaceuticals Inc	(220)	(44)	-0.54%
AutoZone Inc	30	44	0.54%
Crowdstrike Holdings Inc	(176)	(44)	-0.54%
Netflix Inc	(84)	(44)	-0.54%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Mercari Inc	(834)	(44)	-0.54%
Liberty Media Corp-Liberty Formula One	919	44	0.54%
Zoom Video Communications Inc	(114)	(44)	-0.54%
DraftKings Inc	(847)	(44)	-0.54%
Autodesk Inc	151	44	0.53%
Xinyi Glass Holdings Ltd	(10,798)	(44)	-0.53%
IDEXX Laboratories Inc	70	44	0.53%
Palantir Technologies Inc	(1,666)	(44)	-0.53%
Lyft Inc	(725)	(44)	-0.53%
Datadog Inc	(420)	(44)	-0.53%
Cognex Corp	520	44	0.53%
Athene Holding Ltd	(647)	(44)	-0.53%
Synopsys Inc	158	44	0.53%
The Home Depot Inc	137	44	0.53%
BioMerieux	(374)	(43)	-0.53%
Black Knight Inc	556	43	0.53%
PTC Inc	323	43	0.53%
Charles River Laboratories International Inc	117	43	0.53%
Trimble Inc	528	43	0.52%
Target Corp	179	43	0.52%
Zebra Technologies Corp	82	43	0.52%
Merck KGaA	225	43	0.52%

(x)
Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Antero Resources Corp	16,509	248	2.58%
Edison International	3,992	231	2.40%
Eaton Corp PLC	1,551	230	2.39%
ONEOK Inc	4,131	230	2.39%
Fastenal Co	4,309	224	2.33%
Emerson Electric Co	2,318	223	2.32%
3M Co	1,118	222	2.31%
General Dynamics Corp	1,180	222	2.31%
Lockheed Martin Corp	587	222	2.31%
OGE Energy Corp	6,573	221	2.30%
Omega Healthcare Investors Inc	6,069	220	2.29%
International Paper Co	3,576	219	2.28%
WP Carey Inc	2,906	219	2.28%
PACCAR Inc	2,446	218	2.27%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
PPL Corp	7,805	218	2.27%
SL Green Realty Corp	2,729	218	2.27%
Amcor PLC	18,798	215	2.24%
Cummins Inc	884	215	2.24%
CH Robinson Worldwide Inc	2,290	214	2.23%
Packaging Corp of America	1,584	214	2.23%
The Williams Cos Inc	8,078	214	2.23%
Dow Inc	3,298	209	2.17%
LyondellBasell Industries NV	2,019	208	2.16%
Iron Mountain Inc	4,818	204	2.12%
Huntington Ingalls Industries Inc	940	198	2.06%
Antero Midstream GP LP	17,309	180	1.87%
FuelCell Energy Inc	20,099	179	1.86%
Kinder Morgan Inc	9,549	174	1.81%
The Macerich Co	9,169	167	1.74%
Tanger Factory Outlet Centers Inc	8,520	161	1.67%
Medical Properties Trust Inc	7,751	156	1.62%
MGM Growth Properties LLC	4,254	156	1.62%
ManpowerGroup Inc	1,270	151	1.57%
The Chemours Co	4,256	148	1.54%
South Jersey Industries Inc	5,675	147	1.53%
Clean Energy Fuels Corp	13,739	139	1.45%
Equitrans Midstream Corp	16,387	139	1.45%
Hubbell Inc	721	135	1.40%
Sabra Health Care REIT Inc	7,398	135	1.40%
Gaming and Leisure Properties	2,802	130	1.35%
EnLink Midstream LLC	19,867	127	1.32%
Physicians Realty Trust	6,821	126	1.31%
United Technologies Corp	1,477	126	1.31%
MSC Industrial Direct Co Inc	1,265	113	1.18%
Olin Corp	2,370	110	1.14%
Plains GP Holdings LP	8,780	105	1.09%
Spirit Realty Capital Inc	2,091	100	1.04%
National Health Investors Inc	1,363	91	0.95%
Atlas Air Worldwide Holdings Inc	1,327	90	0.94%
Brandywine Realty Trust	5,822	80	0.83%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(y)
Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Sunrun Inc	(3,557)	(198)	-2.67%
Occidental Petroleum Corp	(5,442)	(170)	-2.29%
Lyft Inc	(2,777)	(168)	-2.26%
Transocean Ltd	(36,988)	(167)	-2.25%
Continental Resources Inc	(4,338)	(165)	-2.22%
Trex Co Inc	(1,578)	(161)	-2.17%
Roper Technologies Inc	(341)	(160)	-2.16%
TransUnion	(1,462)	(160)	-2.16%
American Tower Corp	(578)	(156)	-2.10%
NextEra Energy Inc	(2,129)	(156)	-2.10%
SBA Communications Corp	(487)	(155)	-2.09%
American Homes 4 Rent	(3,978)	(155)	-2.08%
EQT Corp	(6,876)	(153)	-2.06%
Textron Inc	(2,226)	(153)	-2.06%
Equinix Inc	(190)	(152)	-2.05%
PG&E Corp	(14,978)	(152)	-2.05%
Berry Global Group Inc	(2,324)	(152)	-2.04%
Cheniere Energy Inc	(1,748)	(152)	-2.04%
The Sherwin-Williams Co	(556)	(152)	-2.04%
American Water Works Co Inc	(979)	(151)	-2.03%
General Electric Co	(11,206)	(151)	-2.03%
TransDigm Group Inc	(232)	(150)	-2.02%
XPO Logistics Inc	(1,073)	(150)	-2.02%
Ecolab Inc	(725)	(149)	-2.01%
Prologis Inc	(1,250)	(149)	-2.01%
Axalta Coating Systems Ltd	(4,874)	(149)	-2.00%
Host Hotels & Resorts Inc	(8,652)	(148)	-1.99%
Delta Air Lines Inc	(3,315)	(143)	-1.93%
Jones Lang LaSalle Inc	(734)	(143)	-1.93%
Alaska Air Group Inc	(2,353)	(142)	-1.91%
Spirit AeroSystems Holdings Inc	(3,007)	(142)	-1.91%
Halliburton Co	(6,042)	(140)	-1.88%
JetBlue Airways Corp	(8,192)	(137)	-1.85%
National Oilwell Varco Inc	(8,973)	(137)	-1.85%
American Airlines Group Inc	(6,446)	(137)	-1.84%
United States Steel Corp	(5,635)	(135)	-1.82%
HEICO Corp	(926)	(130)	-1.75%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Evoqua Water Technologies Corp	(3,629)	(123)	-1.65%
Sensata Technologies Holding PLC	(2,064)	(120)	-1.61%
The AZEK Co Inc	(2,800)	(119)	-1.60%
PBF Energy Inc	(7,722)	(118)	-1.59%
Park Hotels & Resorts Inc	(5,552)	(114)	-1.54%
Eagle Materials Inc	(800)	(114)	-1.53%
Old Dominion Freight Line Inc	(422)	(107)	-1.44%
CACI International Inc	(411)	(105)	-1.41%
Sun Communities Inc	(611)	(105)	-1.41%
Summit Materials Inc	(2,942)	(103)	-1.38%
Hexcel Corp	(1,584)	(99)	-1.33%
Colfax Corp	(1,930)	(88)	-1.19%
Schlumberger Ltd	(2,716)	(87)	-1.17%

(z)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
US Equity Overnight Mean Reversion Index	6,004	100.00%

(aa)
Market neutral strategy that seeks to provide exposure to quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
AMC Entertainment Holdings Inc	(6,681)	(379)	-4.35%
MicroStrategy Inc	(152)	(101)	-1.16%
DocuSign Inc	(355)	(99)	-1.14%
3D Systems Corp	(2,434)	(97)	-1.12%
Cloudflare Inc	(873)	(92)	-1.06%
NVIDIA Corp	115	92	1.06%
SunPower Corp	(3,062)	(89)	-1.03%
Advanced Micro Devices Inc	934	88	1.01%
Zoom Video Communications Inc	226	87	1.00%
Adobe Inc	148	87	1.00%
Nutanix Inc	(2,226)	(85)	-0.98%
Skyworks Solutions Inc	439	84	0.97%
PayPal Holdings Inc	288	84	0.96%
Intuit Inc	170	83	0.96%
Apple Inc	600	82	0.94%
Microsoft Corp	299	81	0.93%
Roku Inc	173	79	0.91%
Accenture PLC	265	78	0.90%
salesforce.com Inc	314	77	0.88%
Automatic Data Processing Inc	381	76	0.87%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Cisco Systems Inc	1,413	75	0.86%
Autodesk Inc	255	74	0.85%
Anaplan Inc	(1,390)	(74)	-0.85%
Oracle Corp	949	74	0.85%
DXC Technology Co	(1,888)	(74)	-0.84%
Intel Corp	1309	73	0.84%
Pure Storage Inc	(3,761)	(73)	-0.84%
Cognizant Technology Solutions	1045	72	0.83%
Cree Inc	(716)	(70)	-0.81%
Pinterest Inc	(880)	(69)	-0.80%
Smartsheet Inc	(959)	(69)	-0.80%
ON Semiconductor Corp	(1,788)	(68)	-0.79%
Twitter Inc	(991)	(68)	-0.78%
Synopsys Inc	247	68	0.78%
Western Digital Corp	(952)	(68)	-0.78%
Teradata Corp	(1,316)	(66)	-0.76%
FireEye Inc	(3,201)	(65)	-0.74%
Match Group Inc	(401)	(65)	-0.74%
Sabre Corp	(5,170)	(65)	-0.74%
ViacomCBS Inc	1415	64	0.73%
WEX Inc	(328)	(64)	-0.73%
Facebook Inc	183	63	0.73%
Netflix Inc	119	63	0.72%
Charter Communications Inc	86	62	0.72%
Alphabet Inc	25	62	0.71%
Alliance Data Systems Corp	(591)	(62)	-0.71%
T-Mobile US Inc	424	61	0.71%
Comcast Corp	1,047	60	0.69%
Verizon Communications Inc	1,062	60	0.68%
Activision Blizzard Inc	611	58	0.67%

(ab)
Provides exposure to the US Dollar Index.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currencies
Euro	(6,921)	-57.60%
Japanese Yen/US Dollar	(1,634)	-13.60%
British Pound Sterling	(1,430)	-11.90%
Canadian Dollar/US Dollar	(1,093)	-9.10%
Swedish Krona/US Dollar	(505)	-4.20%
Swiss Franc/US Dollar	(433)	-3.60%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(ac)
Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currencies
Norwegian Krone	686	7.22%
Japanese Yen	(681)	-7.17%
Swiss Franc	434	4.57%
Australian Dollar	431	4.53%
Swedish Krona	394	4.15%
New Zealand Dollar	376	3.96%
Euro	273	2.88%
Canadian Dollar	(110)	-1.16%
British Pound Sterling	35	0.37%

(ad)
Systematic strategy seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 07/02/21 P4140 Index	619	18.82%
SPXW US 07/02/21 P4075 Index	310	9.43%
SPXW US 07/06/21 P4105 Index	310	9.41%
SPXW US 07/02/21 P4025 Index	208	6.31%
SPXW US 07/06/21 P4050 Index	207	6.29%
SPXW US 07/07/21 P4080 Index	206	6.27%

(ae)
Systematic strategy seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 07/02/21 P4140 Index	566	18.82%
SPXW US 07/02/21 P4075 Index	284	9.43%
SPXW US 07/06/21 P4105 Index	283	9.41%
SPXW US 07/02/21 P4025 Index	190	6.31%
SPXW US 07/06/21 P4050 Index	189	6.29%
SPXW US 07/07/21 P4080 Index	189	6.27%

(af)
Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivatives
1y Forward 3y7y Straddle	10,765	55.77%
1y Forward 5y20y Straddle	5,197	26.92%
1y Forward 1y7y Straddle	1,856	9.62%
1y Forward 10y20y Straddle	1,485	7.69%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(ag)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(4,773)	-69.93%
AUD – Australian Dollar
BofA – Bank of America
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan
ETF – Exchange Traded Fund
EUR – Euro
GBP – British Pound
GSCI – Goldman Sachs Commodity Index
HUF – Hungarian Forint
ILS – Israeli New Shekel
INR – India Rupee
JPY – Japanese Yen
KRW – Korean Won
LIBOR – London Interbank Offered Rate
L/S – Long/Short
MSCI – Morgan Stanley Capital International
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
RBOB – Reformulated Blendstock for Oxygenate Blending
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
Soc Gen – Societe Generale
TRY – Turkish Lira
TWD – Taiwan Dollar
ULSD – Ultra-Low Sulfur Diesel
USD – U.S. Dollar
Vol – Volatility
ZAR – South African Rand
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2021
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 95.6%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	0.05%	2,083,993	$2,085	$2,085
Total Short-Term Investments				2,085	2,085
TOTAL INVESTMENTS – 95.6%				$2,085	2,085
Other Assets in Excess of Liabilities – 4.4%					95
Net Assets – 100.0%					$2,180

Total Return Index Swaps(d) – 3.6%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	3 Month LIBOR + 0.55%	Total return on iShares S&P GSCI Commodity-Indexed Trust	USD 319	3/18/22	N/A	$—	$46	$46	$—
Barclays Bank PLC	0.00%	Total return on Barclays EB05 Desk Strategy (Asia/SPX IDMO basket) Index(e)	USD 780	7/8/22	N/A	—	—	—	—
BNP Paribas	Fixed Rate of 0.10%	Total return on BNP Paribas Artificial Intelligence Trend ex-Como USD 2021 Index(f)	USD 530	5/6/22	N/A	—	4	4	—
Deutsche Bank AG	0.00%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(g)	USD 444	7/7/22	Quarterly	—	1	1	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy Index(h)	USD 1,110	2/4/22	N/A	—	(2)	—	2
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion Index(i)	USD 448	2/4/22	N/A	—	18	18	—
JP Morgan Chase Bank, N.A.	0.00%	Total return on JP Morgan Equity Risk Premium — Global Pure Low Vol L/S USD Index(j)	USD 286	7/28/22	N/A	—	1	1	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total return on JP Morgan Correlation Spread Index(k)	USD 222	7/28/22	N/A	—	—	—	—
JP Morgan Chase Bank, N.A.	0.00%	Total return on JPM FX Momentum Index(l)	USD 264	2/4/22	N/A	—	7	7	—
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Overnight Mean Reversion Index(m)	USD 200	3/9/22	Quarterly	$—	$—	$—	$—
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion 25x w/ no Vol Adjustment Index(n)	USD 300	2/4/22	N/A	—	4	4	—
Total Total Return Index Swaps						$—	$79	$81	$ 2

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(e)
Seeks to capture intraday momentum in global equity markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays EB05 strategy	780	100.00%

(f)
Futures-based liquid strategy that is composed of BNP proprietary trend strategies across Equity and Fixed Income markets.

Top Underlying Components	Notional	Percentage of Notional
Index
BNP Paribas EUR 10Y Futures Index	534	100.00%

(g)
Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias US	101	22.67%
Deutsche Bank Duration Bias EU	(25)	-5.66%

(h)
Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary strategies across three asset classes — FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
Euro-SCHATZ Sep21	(2,160)	-194.64%
90DAY Euro$ Mar22	1,668	150.33%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
90DAY Euro$ Dec21	1,668	150.31%
3MO Euro EURIBOR Dec22	(1,633)	-147.21%
90DAY STERLING FU Dec21	(1,632)	-147.08%
90DAY STERLING FU Mar22	(1,630)	-146.91%
90DAY STERLING FU Sep22	(1,629)	-146.78%
90DAY STERLING FU Dec22	(1,628)	-146.70%
3MO Euro EURIBOR Sep22	(1,339)	-120.64%
3MO Euro EURIBOR Dec21	1,044	94.06%
3MO Euro EURIBOR Mar22	(1,044)	-94.05%
Euro-BOBL Sep21	(778)	-70.11%
US 5YR NOTE (CBT) Sep21	(559)	-50.40%
90DAY Euro$ Sep22	462	41.62%
US 10YR NOTE (CBT)Sep21	(439)	-39.57%
LONG GILT Sep21	(428)	-38.60%
Euro-BUND Sep21	(428)	-38.58%
JPN 10Y BOND(OSE) Sep21	355	31.98%
90DAY Euro$ Dec22	301	27.11%
US LONG BOND (CBT) Sep21	(279)	-25.13%
US 2YR NOTE (CBT) Sep21	200	18.01%
S&P/TSX 60 IX Sep21	55	4.94%
SWISS MKT IX Sep21	54	4.91%
SPI 200 Jul21	53	4.74%
CAC40 10 Euro Jul21	49	4.39%
S&P500 EMINI Sep21	47	4.22%
FTSE/MIB IDX Sep21	47	4.20%
KOSPI2 INX Sep21	44	4.01%
FTSE 100 IDX Sep21	44	4.00%
Euro STOXX 50 Sep21	42	3.78%
DAX INDEX Sep21	41	3.70%
AMSTERDAM IDX Jul21	41	3.69%
IBEX 35 INDX Jul21	38	3.47%
SET50 Sep21	37	3.29%
Forwards
Philippines Peso	164	14.74%
China Offshore Spot	143	12.90%
Indonesian Rupiah	102	9.21%
Israeli Shekel	90	8.07%
Indian Rupee	85	7.68%
Canadian Dollar	77	6.90%
Czech Koruna	64	5.76%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Mexican Peso	55	5.00%
Hungarian Forint	51	4.61%
Russian Ruble	47	4.23%
South African Rand	47	4.23%
Singapore Dollar	44	3.99%
Swedish Krona	42	3.79%
Brazilian Real	38	3.46%
Norwegian Krone	38	3.45%
South Korean Won	37	3.38%

(i)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
JPM US Conviction Mean Reversion Index	(453)	-97.10%

(j)
Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
The Trade Desk Inc	(24)	(2)	-0.66%
Etsy Inc	(9)	(2)	-0.62%
Enphase Energy Inc	(9)	(2)	-0.61%
Moderna Inc	(7)	(2)	-0.60%
NIKE Inc	11	2	0.59%
Peloton Interactive Inc	(14)	(2)	-0.59%
Twilio Inc	(4)	(2)	-0.59%
Splunk Inc	(12)	(2)	-0.59%
Twitter Inc	(24)	(2)	-0.58%
Unity Software Inc	(15)	(2)	-0.57%
Pinterest Inc	(21)	(2)	-0.57%
Coupa Software Inc	(6)	(2)	-0.57%
Chipotle Mexican Grill Inc	1	2	0.56%
Clarivate PLC	(58)	(2)	-0.56%
SolarEdge Technologies Inc	(6)	(2)	-0.56%
DocuSign Inc	(6)	(2)	-0.55%
Danaher Corp	6	2	0.55%
Teladoc Health Inc	(9)	(2)	-0.55%
Liberty Broadband Corp	9	2	0.55%
NRG Energy Inc	(49)	(2)	-0.55%
Afterpay Ltd	(18)	(2)	-0.55%
ViacomCBS Inc	(34)	(2)	-0.54%
Carvana Co	(5)	(2)	-0.54%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
RingCentral Inc	(5)	(2)	-0.54%
Vertex Pharmaceuticals Inc	(8)	(2)	-0.54%
AutoZone Inc	1	2	0.54%
Crowdstrike Holdings Inc	(6)	(2)	-0.54%
Netflix Inc	(3)	(2)	-0.54%
Mercari Inc	(29)	(2)	-0.54%
Liberty Media Corp-Liberty Formula One	32	2	0.54%
Zoom Video Communications Inc	(4)	(2)	-0.54%
DraftKings Inc	(29)	(2)	-0.54%
Autodesk Inc	5	2	0.53%
Xinyi Glass Holdings Ltd	(375)	(2)	-0.53%
IDEXX Laboratories Inc	2	2	0.53%
Palantir Technologies Inc	(58)	(2)	-0.53%
Lyft Inc	(25)	(2)	-0.53%
Datadog Inc	(15)	(2)	-0.53%
Cognex Corp	18	2	0.53%
Athene Holding Ltd	(22)	(2)	-0.53%
Synopsys Inc	5	2	0.53%
The Home Depot Inc	5	2	0.53%
BioMerieux	(13)	(2)	-0.53%
Black Knight Inc	19	2	0.53%
PTC Inc	11	2	0.53%
Charles River Laboratories International Inc	4	2	0.53%
Trimble Inc	18	2	0.52%
Target Corp	6	2	0.52%
Merck KGaA	8	2	0.52%
Zebra Technologies Corp	3	2	0.52%

(k)
Aims to capture the spread of realized correlation between US Equity and US Equity volatility.

Top Underlying Components	Notional	Percentage of Notional
iPath Series B S&P 500 VIX Short-Term Futures ETN	3	1.18%
S&P 500 Index	3	1.14%

(l)
Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
South African Rand	(4)	-1.52%
Japanese Yen	(4)	-1.51%
Polish Zloty	4	1.48%
New Zealand Dollar	(3)	-1.12%
Russian Ruble	3	1.04%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Hungarian Forint	2	0.91%
Turkish Lira	(2)	-0.89%
Swedish Krona	1	0.51%
Euro	1	0.45%
Norwegian Krone	1	0.23%
Mexican Peso	1	0.22%
Australian Dollar	0	0.06%
Canadian Dollar	0	0.06%

(m)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
US Equity Overnight Mean Reversion Index	200	100.00%

(n)
Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
Norwegian Krone	22	7.22%
Japanese Yen	(22)	-7.17%
Swiss Franc	14	4.57%
Australian Dollar	14	4.53%
Swedish Krona	13	4.15%
New Zealand Dollar	12	3.96%
Euro	9	2.88%
Canadian Dollar	(4)	-1.16%
British Pound Sterling	1	0.37%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2021
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds – 55.9%
APX Group, Inc., 8.5%, 11/1/24		Commercial Services	$275	$289	$288
APX Group, Inc., 7.9%, 12/1/22		Commercial Services	75	75	76
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.3%, 3/15/25	(d)	Commercial Services	5	5	5
B&G Foods, Inc., 5.3%, 4/1/25		Food	27	28	28
Bausch Health Companies, Inc., 6.1%, 4/15/25	(d)	Pharmaceuticals	173	177	178
Boxer Parent Companies, Inc., 9.1%, 3/1/26	(d)	Software	40	43	42
Caesars Resort Collection LLC / CRC Finco, Inc., 5.8%, 7/1/25	(d)	Entertainment	125	131	132
CCO Holdings LLC / CCO Holdings Capital Corp., 5.8%, 2/15/26	(d)	Media Entertainment	158	163	164
Cincinnati Bell, Inc., 8.0%, 10/15/25	(d)	Telecommunications	100	106	105
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	50	50	52
CoreCivic, Inc., 8.3%, 4/15/26		Commercial Services	31	31	32
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.5%, 10/20/25	(d)	Airlines	39	41	42
DISH DBS Corp., 5.0%, 3/15/23		Media Entertainment	49	51	51
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	194	200	201
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/25	(d)	Real Estate	150	158	159
Ford Motor Credit Co. LLC, 5.1%, 6/16/25		Auto Manufacturers	150	152	165
Fortress Transportation and Infrastructure Investors LLC, 9.8%, 8/1/27	(d)	Trucking & Leasing	4	5	5
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d)	Entertainment	75	71	75
Intelsat Jackson Holdings S.A., 8.0%, 2/15/24	(d) (e)	Telecommunications	50	51	52
IRB Holding Corp., 6.8%, 2/15/26	(d)	Retail	38	39	39
Jacobs Entertainment, Inc., 7.9%, 2/1/24	(d)	Entertainment	10	10	10
KAR Auction Services, Inc., 5.1%, 6/1/25	(d)	Distribution/ Wholesale	104	105	107
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.3%, 3/15/22	(d)	Real Estate Investment Trusts	245	246	247
Lannett Co., Inc., 7.8%, 4/15/26	(d)	Pharmaceuticals	35	35	35
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.9%, 10/1/22	(d)	Commercial Services	45	45	44
Modulaire Global Finance 2 Plc, 10.0%, 8/15/23	(d)	Storage/ Warehousing	19	19	20
Modulaire Global Finance Plc, 8.0%, 2/15/23	(d)	Commercial Services	222	226	229
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/26	(d)	Engineering & Construction	55	57	57
New Home Co., Inc., 7.3%, 10/15/25	(d)	Home Builders	106	109	113
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Pactiv LLC , 8.0%, 12/15/25		Packaging & Containers	$160	$179	$180
Par Petroleum LLC / Par Petroleum Finance Corp., 7.8%, 12/15/25	(d)	Oil & Gas	30	29	30
Prime Healthcare Services, Inc., 7.3%, 11/1/25	(d)	Healthcare-Services	51	53	55
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.8%, 4/15/26	(d)	Commercial Services	150	162	166
RP Escrow Issuer LLC, 5.3%, 12/15/25	(d)	Healthcare-Services	55	57	58
SeaWorld Parks & Entertainment, Inc., 8.8%, 5/1/25	(d)	Entertainment	65	70	71
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.0%, 9/20/25	(d)	Airlines	73	81	83
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.6%, 3/1/24	(d)	Home Builders	150	160	163
Triumph Group, Inc., 6.3%, 9/15/24	(d)	Aerospace/ Defense	9	9	9
Triumph Group, Inc., 8.9%, 6/1/24	(d)	Aerospace/ Defense	51	56	57
United Airlines, Inc., 4.4%, 4/15/26	(d)	Airlines	11	11	11
Univision Communications, Inc., 5.1%, 2/15/25	(d)	Media Entertainment	36	36	37
US Acute Care Solutions LLC, 6.4%, 3/1/26	(d)	Healthcare-Services	38	39	39
WASH Multifamily Acquisition, Inc., 5.8%, 4/15/26	(d)	Home Furnishings	55	56	57
Waste Pro USA, Inc., 5.5%, 2/15/26	(d)	Environmental Control	130	133	135
Xerox Holdings Corp., 5.0%, 8/15/25	(d)	Office/Business Equipment	11	11	12
Total Corporate Bonds				3,860	3,916
Convertible Bonds – 2.4%
Apollo Commercial Real Estate Finance, Inc., 4.8%, 8/23/22		Real Estate Investment Trusts	$26	$26	$26
Apollo Commercial Real Estate Finance, Inc., 5.4%, 10/15/23		Real Estate Investment Trusts	76	75	77
RWT Holdings, Inc., 5.8%, 10/1/25		Holding Companies- Diversified	65	65	66
Total Convertible Bonds				166	169

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 39.4%
State Street Institutional Liquid Reserves Fund – Premier Class	(f)	0.05%	2,760,473	$2,761	$2,761
Total Short-Term Investments				2,761	2,761
TOTAL INVESTMENTS – 97.8%				$6,787	6,846
Other Assets in Excess of Liabilities – 2.2%					154
Net Assets – 100.0%					$7,000
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Total Return Index Swaps(g) – (0.7)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	Fixed Rate of 0.20%	Total return on BofA Merrill Lynch Short Upside Vol Index(h)	USD 350	2/25/22	Quarterly	$—	$ 1	$ 1	$ —
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays Equity Intraday Momentum Index(i)	USD 548	2/23/22	Quarterly	—	(1)	—	1
Deutsche Bank AG	0.00%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities(j)	USD 1,799	12/31/21	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry Series 01 Excess Return Strategy Index(k)	USD 693	1/4/22	Quarterly	—	7	7	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Macro Index VA01 Index(l)	USD 1,425	2/22/22	Quarterly	—	(12)	—	12
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Calls-vs-Calls US Series 2 Excess Return Strategy Index(m)	USD 731	11/16/21	Quarterly	—	(17)	—	17
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Systematic Skew US Series 1D Excess Return Strategy Index(n)	USD 371	11/16/21	Quarterly	—	6	6	—
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector Index(o)	USD 720	11/16/21	Quarterly	—	(29)	—	29
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector Index(p)	3 Month LIBOR -0.25%	USD 570	11/16/21	Quarterly	—	7	7	—
Morgan Stanley Capital Services LLC	3 Month LIBOR + 0.50%	Total return on Morgan Stanley Sustainable Div Non-US Index(q)	USD 1,028	3/31/22	Quarterly	—	10	10	—
Nomura Securities Co., Ltd.	1 Month LIBOR + 0.40%	Total return on Wolfe Neutralized Div Yield Long Basket Index(r)	USD 2,172	3/11/22	Quarterly	—	(39)	—	39
Nomura Securities Co., Ltd.	Total return on Wolfe Neutralized Div Yield Short Basket Index(s)	1 Month LIBOR -0.10%	USD 2,086	3/11/22	Quarterly	—	(20)	—	20
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Nomura Securities Co., Ltd.	0.00%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(t)	USD 7,000	1/4/22	Quarterly	$—	$ 21	$21	$ —
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(u)	USD 1,050	2/18/22	N/A	—	16	16	—
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(v)	USD 350	2/24/22	Quarterly	—	1	1	—
Total Total Return Index Swaps						$—	$(49)	$69	$118

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of June 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,096, which represents approximately 44.2% of net assets as of June 30, 2021.

(e)
Security is in default.

(f)
Rate represents the seven-day yield as of June 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(g)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

(h)
Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX US 07/16/21 C4400 Index	0	-0.01%
SPX US 07/16/21 C4390 Index	0	-0.01%
SPX US 07/16/21 C4410 Index	0	-0.01%
SPX US 07/16/21 C4380 Index	0	-0.01%
SPX US 07/16/21 C4385 Index	0	-0.01%
SPX US 07/16/21 C4370 Index	0	-0.01%
SPX US 07/16/21 C4375 Index	0	-0.01%
SPX US 07/16/21 C4420 Index	0	-0.01%
SPX US 07/16/21 C4395 Index	0	-0.01%
SPX US 07/16/21 C4340 Index	0	-0.01%
SPX US 07/16/21 C4360 Index	0	-0.01%
SPX US 07/16/21 C4430 Index	0	-0.01%
SPX US 07/16/21 C4440 Index	0	-0.01%
SPX US 07/16/21 C4425 Index	0	-0.01%
SPX US 07/16/21 C4405 Index	0	-0.01%
SPX US 07/16/21 C4350 Index	0	0.00%
SPX US 07/16/21 C4450 Index	0	0.00%
SPX US 07/16/21 C4415 Index	0	0.00%
SPX US 07/16/21 C4460 Index	0	0.00%
SPX US 07/16/21 C4365 Index	0	0.00%
SPX US 07/16/21 C4490 Index	0	0.00%
SPX US 07/16/21 C4500 Index	0	0.00%
SPX US 07/16/21 C4470 Index	0	0.00%
SPX US 07/16/21 C4480 Index	0	0.00%
SPX US 07/16/21 C4435 Index	0	0.00%
SPX US 07/16/21 C4510 Index	0	0.00%
SPX US 07/16/21 C4445 Index	0	0.00%
SPX US 07/16/21 C4475 Index	0	0.00%
SPX US 07/16/21 C4455 Index	0	0.00%
SPX US 07/16/21 C4550 Index	0	0.00%
SPX US 07/16/21 C4465 Index	0	0.00%
SPX US 07/16/21 C4520 Index	0	0.00%
SPX US 07/16/21 C4600 Index	0	0.00%
SPX US 07/16/21 C4525 Index	0	0.00%
SPX US 07/16/21 C4700 Index	0	0.00%
SPX US 07/16/21 C4750 Index	0	0.00%
Index
SPX Index	12	3.30%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

(i)
Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDME Strategy	548	100.00%

(j)
Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias US	233	12.97%
Deutsche Bank Duration Bias EU	198	11.03%
CDX.NA.HY 5Y Long Excess Return	164	9.12%
ITRX XOVER CDSI S34 5Y Corp	157	8.74%
Deutsche Bank Duration Bias JP	152	8.47%
Deutsche Bank Duration Bias GB	139	7.72%
Futures
FTSE 100 IDX Sep21	73	4.08%
MSCI EmgMkt Sep21	68	3.77%
Euro STOXX 50 Sep21	50	2.78%
S&P500 EMINI Sep21	39	2.15%
Foreign Currency
Euro	-56	-3.11%
Brazilian Real	26	1.44%

(k)
Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
FTSE Taiwan Index Jul21	129	18.38%
BIST 30 Aug21	(125)	-17.90%
NASDAQ 100 E-MINI Sep21	(115)	-16.46%
IBEX 35 INDX Jul21	106	15.20%
HANG SENG IDX Jul21	98	13.97%
HSCEI Jul21	97	13.93%
E-Mini Russ 2000 Sep21	(87)	-12.37%
SWISS MKT IX Sep21	(86)	-12.35%
FTSE 100 IDX Sep21	76	10.88%
KOSPI2 INX Sep21	(61)	-8.71%
S&P500 EMINI Sep21	(56)	-8.03%
S&P/TSX 60 IX Sep21	48	6.92%
SPI 200 Jul21	33	4.72%
Euro STOXX 50 Sep21	(31)	-4.38%
FTSE/JSE TOP 40 Sep21	(25)	-3.62%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
CAC40 10 Euro Jul21	(25)	-3.58%
TOPIX INDX Sep21	(25)	-3.58%
AMSTERDAM IDX Jul21	17	2.50%
FTSE/MIB IDX Sep21	13	1.79%
MSCI EmgMkt Sep21	13	1.79%
SET50 Sep21	5	0.70%
Foreign Currency
Swiss Franc	(0)	0.00%
British Pound Sterling	(0)	0.00%
US Dollar	0	0.00%
Euro	0	0.00%

(l)
Aims to take advantage of the convergence in the performance of bonds with higher vs. lower real yields across G8 government bonds.

Top Underlying Components	Notional	Percentage of Notional
Futures
Euro-BUND Sep21	(1,070)	-75.69%
LONG GILT Sep21	(800)	-56.61%
US 10YR NOTE (CBT) Sep21	(365)	-25.78%
AUST 10Y BOND Sep21	341	24.12%
Euro-BTP Sep21	110	7.79%
CAN 10YR BOND Sep21	99	7.01%
JPN 10Y BOND (OSE) Sep21	12	0.84%
Euro-OAT Sep21	(0)	0.00%

(m)
Attempts to generate income by selling dislocated single stock calls while offsetting the market risk with a long S&P call.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	1,788	250.10%
ADBE American Call Option	(85)	-11.92%
AAPL American Call Option	(72)	-10.12%
PEP American Call Option	(72)	-10.09%
UPS American Call Option	(53)	-7.40%
USB American Call Option	(48)	-6.65%
FDX American Call Option	(46)	-6.37%
NKE American Call Option	(44)	-6.21%
MS American Call Option	(44)	-6.12%
AMZN American Call Option	(41)	-5.72%
MU American Call Option	(41)	-5.68%
GOOGL American Call Option	(37)	-5.19%
ORCL American Call Option	(34)	-4.73%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
XOM American Call Option	(33)	-4.68%
MSFT American Call Option	(33)	-4.66%
WFC American Call Option	(32)	-4.54%
LLY American Call Option	(31)	-4.30%
NVDA American Call Option	(30)	-4.21%
NEE American Call Option	(29)	-4.10%
CHTR American Call Option	(29)	-4.09%
ACN American Call Option	(29)	-4.02%
COP American Call Option	(29)	-4.01%
GOOG American Call Option	(28)	-3.97%
CCI American Call Option	(27)	-3.72%
TMO American Call Option	(26)	-3.61%
TJX American Call Option	(25)	-3.51%
AMAT American Call Option	(25)	-3.49%
PYPL American Call Option	(24)	-3.31%
CAT American Call Option	(23)	-3.28%
SCHW American Call Option	(23)	-3.27%
UNH American Call Option	(23)	-3.22%
DE American Call Option	(23)	-3.20%
FB American Call Option	(21)	-2.95%
ABT American Call Option	(20)	-2.85%
NOW American Call Option	(20)	-2.82%
DIS American Call Option	(20)	-2.73%
GM American Call Option	(19)	-2.63%
PFE American Call Option	(18)	-2.53%
BA American Call Option	(18)	-2.45%
MA American Call Option	(17)	-2.42%
MCD American Call Option	(17)	-2.39%
BKNG American Call Option	(16)	-2.30%
HD American Call Option	(16)	-2.28%
FIS American Call Option	(16)	-2.28%
LRCX American Call Option	(16)	-2.26%
CSCO American Call Option	(15)	-2.13%
TGT American Call Option	(15)	-2.08%
PNC American Call Option	(15)	-2.06%
VZ American Call Option	(14)	-2.02%
Cash
US Dollar	38	5.26%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

(n)
Seeks to capture the risk premium associated with selling equity puts while buying equity calls. Delta and gamma hedges daily to reduce market and volatility premium exposures.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	1,014	269.27%
SPX EQ Forward	(924)	-245.41%
Cash
US Dollar	(11)	-3.05%

(o)
Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Antero Resources Corp	1,186	18	2.58%
Edison International	287	17	2.40%
Eaton Corp PLC	111	17	2.39%
ONEOK Inc	297	17	2.39%
Fastenal Co	310	16	2.33%
Emerson Electric Co	167	16	2.32%
3M Co	80	16	2.31%
General Dynamics Corp	85	16	2.31%
Lockheed Martin Corp	42	16	2.31%
OGE Energy Corp	472	16	2.30%
Omega Healthcare Investors Inc	436	16	2.29%
International Paper Co	257	16	2.28%
WP Carey Inc	209	16	2.28%
PACCAR Inc	176	16	2.27%
PPL Corp	561	16	2.27%
SL Green Realty Corp	196	16	2.27%
Amcor PLC	1,351	15	2.24%
Cummins Inc	63	15	2.24%
CH Robinson Worldwide Inc	165	15	2.23%
Packaging Corp of America	114	15	2.23%
The Williams Cos Inc	580	15	2.23%
Dow Inc	237	15	2.17%
LyondellBasell Industries NV	145	15	2.16%
Iron Mountain Inc	346	15	2.12%
Huntington Ingalls Industries Inc	68	14	2.06%
Antero Midstream GP LP	1,244	13	1.87%
FuelCell Energy Inc	1,444	13	1.86%
Kinder Morgan Inc	686	13	1.81%
The Macerich Co	659	12	1.74%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Tanger Factory Outlet Centers Inc	612	12	1.67%
Medical Properties Trust Inc	557	11	1.62%
MGM Growth Properties LLC	306	11	1.62%
ManpowerGroup Inc	91	11	1.57%
The Chemours Co	306	11	1.54%
South Jersey Industries Inc	408	11	1.53%
Clean Energy Fuels Corp	987	10	1.45%
Equitrans Midstream Corp	1,177	10	1.45%
Hubbell Inc	52	10	1.40%
Sabra Health Care REIT Inc	532	10	1.40%
Gaming and Leisure Properties	201	9	1.35%
EnLink Midstream LLC	1,428	9	1.32%
Physicians Realty Trust	490	9	1.31%
United Technologies Corp	106	9	1.31%
MSC Industrial Direct Co Inc	91	8	1.18%
Olin Corp	170	8	1.14%
Plains GP Holdings LP	631	8	1.09%
Spirit Realty Capital Inc	150	7	1.04%
National Health Investors Inc	98	7	0.95%
Atlas Air Worldwide Holdings Inc	95	6	0.94%
Brandywine Realty Trust	418	6	0.83%

(p)
Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Sunrun Inc	(270)	(15)	-2.67%
Occidental Petroleum Corp	(412)	(13)	-2.29%
Lyft Inc	(210)	(13)	-2.26%
Transocean Ltd	(2,804)	(13)	-2.25%
Continental Resources Inc	(329)	(13)	-2.22%
Trex Co Inc	(120)	(12)	-2.17%
Roper Technologies Inc	(26)	(12)	-2.16%
TransUnion	(111)	(12)	-2.16%
American Tower Corp	(44)	(12)	-2.10%
NextEra Energy Inc	(161)	(12)	-2.10%
SBA Communications Corp	(37)	(12)	-2.09%
American Homes 4 Rent	(302)	(12)	-2.08%
EQT Corp	(521)	(12)	-2.06%
Textron Inc	(169)	(12)	-2.06%
Equinix Inc	(14)	(12)	-2.05%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
PG&E Corp	(1,135)	(12)	-2.05%
Berry Global Group Inc	(176)	(11)	-2.04%
Cheniere Energy Inc	(132)	(11)	-2.04%
The Sherwin-Williams Co	(42)	(11)	-2.04%
American Water Works Co Inc	(74)	(11)	-2.03%
General Electric Co	(849)	(11)	-2.03%
TransDigm Group Inc	(18)	(11)	-2.02%
XPO Logistics Inc	(81)	(11)	-2.02%
Ecolab Inc	(55)	(11)	-2.01%
Prologis Inc	(95)	(11)	-2.01%
Axalta Coating Systems Ltd	(369)	(11)	-2.00%
Host Hotels & Resorts Inc	(656)	(11)	-1.99%
Delta Air Lines Inc	(251)	(11)	-1.93%
Jones Lang LaSalle Inc	(56)	(11)	-1.93%
Alaska Air Group Inc	(178)	(11)	-1.91%
Spirit AeroSystems Holdings Inc	(228)	(11)	-1.91%
Halliburton Co	(458)	(11)	-1.88%
JetBlue Airways Corp	(621)	(10)	-1.85%
National Oilwell Varco Inc	(680)	(10)	-1.85%
American Airlines Group Inc	(489)	(10)	-1.84%
United States Steel Corp	(427)	(10)	-1.82%
HEICO Corp	(70)	(10)	-1.75%
Evoqua Water Technologies Corp	(275)	(9)	-1.65%
Sensata Technologies Holding PLC	(156)	(9)	-1.61%
The AZEK Co Inc	(212)	(9)	-1.60%
PBF Energy Inc	(585)	(9)	-1.59%
Park Hotels & Resorts Inc	(421)	(9)	-1.54%
Eagle Materials Inc	(61)	(9)	-1.53%
Old Dominion Freight Line Inc	(32)	(8)	-1.44%
CACI International Inc	(31)	(8)	-1.41%
Sun Communities Inc	(46)	(8)	-1.41%
Summit Materials Inc	(223)	(8)	-1.38%
Hexcel Corp	(120)	(7)	-1.33%
Colfax Corp	(146)	(7)	-1.19%
Schlumberger Ltd	(206)	(7)	-1.17%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

(q)
A long basket of global, non-US stocks most likely to continue growing or maintaining their dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Wartsila OYJ Abp	562	8	0.81%
Deutsche Post AG	109	7	0.72%
La Francaise des Jeux SAEM	125	7	0.72%
Pandora A/S	55	7	0.71%
Novo Nordisk A/S	86	7	0.70%
Givaudan SA	2	7	0.69%
Banco Bilbao Vizcaya Argentaria SA	1,142	7	0.69%
Carlsberg A/S	38	7	0.68%
Kuehne + Nagel International AG	21	7	0.68%
Partners Group Holding AG	5	7	0.68%
The Swatch Group AG	105	7	0.68%
AstraZeneca PLC	58	7	0.67%
Geberit AG	9	7	0.67%
Fresenius SE & Co KGaA	132	7	0.67%
Roche Holding AG	18	7	0.66%
Wolters Kluwer NV	68	7	0.66%
Coca-Cola European Partners PLC	114	7	0.66%
Diageo PLC	141	7	0.65%
Alfa Laval AB	190	7	0.65%
Legrand SA	63	7	0.65%
Ferguson PLC	48	7	0.65%
Nordea Bank Abp	600	7	0.65%
Smurfit Kappa Group PLC	123	7	0.65%
Smith & Nephew PLC	310	7	0.65%
Siemens Healthineers AG	109	7	0.65%
The Sage Group PLC	702	7	0.65%
Coca-Cola HBC AG	183	7	0.64%
Jeronimo Martins SGPS SA	360	7	0.64%
Nestle SA	52	7	0.63%
Fresenius Medical Care AG & Co	78	6	0.63%
EMS-Chemie Holding AG	7	6	0.63%
Randstad NV	84	6	0.63%
Akzo Nobel NV	52	6	0.62%
CRH PLC	127	6	0.62%
Brenntag AG	69	6	0.62%
Carrefour SA	325	6	0.62%
Rio Tinto PLC	78	6	0.62%
Pearson PLC	555	6	0.62%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Essity AB	190	6	0.61%
Air Liquide SA	36	6	0.61%
SGS SA	2	6	0.61%
Coloplast A/S	38	6	0.61%
Orion Oyj	146	6	0.61%
Recordati SpA	109	6	0.61%
Swedbank AB	335	6	0.61%
Koninklijke Ahold Delhaize NV	209	6	0.61%
Red Electrica Corp SA	335	6	0.60%
Assa Abloy AB	206	6	0.60%
Schneider Electric SE	39	6	0.60%
Admiral Group PLC	143	6	0.60%

(r)
Long basket of US stocks that pay high dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Simon Property Group Inc	890	116	5.45%
Leggett & Platt Inc	1,790	93	4.36%
Newell Brands Inc	3,145	90	4.24%
3M Co	451	90	4.21%
Iron Mountain Inc	2,055	87	4.09%
International Business Machines Corp	481	70	3.31%
Realty Income Corp	1,018	68	3.19%
Unum Group	2,355	67	3.14%
Kimco Realty Corp	2,900	60	2.84%
Altria Group Inc	1,172	56	2.63%
Philip Morris International Inc	546	54	2.54%
ONEOK Inc	952	53	2.49%
Paychex Inc	489	52	2.47%
Genuine Parts Co	413	52	2.45%
The Progressive Corp	529	52	2.44%
The Gap Inc	1,508	51	2.38%
Dow Inc	704	45	2.09%
LyondellBasell Industries NV	423	44	2.05%
HP Inc	1,407	42	2.00%
Hanesbrands Inc	2,248	42	1.97%
Emerson Electric Co	396	38	1.79%
Hewlett Packard Enterprise Co	2,564	37	1.76%
Snap-on Inc	164	37	1.72%
CenturyLink Inc	2,680	36	1.71%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Eaton Corp PLC	233	35	1.62%
Regency Centers Corp	525	34	1.59%
Newmont Mining Corp	533	34	1.59%
PulteGroup Inc	587	32	1.51%
Prudential Financial Inc	306	31	1.47%
United Technologies Corp	351	30	1.40%
Lockheed Martin Corp	76	29	1.35%
Whirlpool Corp	128	28	1.31%
Cummins Inc	112	27	1.28%
Lennar Corp	272	27	1.27%
Stanley Black & Decker Inc	111	23	1.07%
The Home Depot Inc	71	23	1.07%
AbbVie Inc	202	23	1.07%
Corning Inc	541	22	1.04%
Best Buy Co Inc	177	20	0.95%
DR Horton Inc	222	20	0.94%
United Parcel Service Inc	96	20	0.94%
Fifth Third Bancorp	511	20	0.92%
American Airlines Group Inc	882	19	0.88%
The Western Union Co	809	19	0.87%
Ingersoll-Rand PLC	89	16	0.77%
Amcor PLC	1,160	13	0.62%
International Paper Co	197	12	0.57%
Comerica Inc	162	12	0.54%
PPL Corp	405	11	0.53%
L Brands Inc	156	11	0.53%

(s)
Short basket of US stocks that neutralize market and factor risk of the long basket.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
MSCI Inc	(185)	(98)	-4.68%
NVIDIA Corp	(120)	(96)	-4.58%
MGM Resorts International	(2,152)	(92)	-4.36%
Halliburton Co	(3,734)	(86)	-4.10%
Occidental Petroleum Corp	(2,689)	(84)	-3.99%
SBA Communications Corp	(248)	(79)	-3.75%
Apache Corp	(3,786)	(79)	-3.74%
Host Hotels & Resorts Inc	(4,555)	(78)	-3.70%
Activision Blizzard Inc	(741)	(71)	-3.36%
Marathon Oil Corp	(4,489)	(61)	-2.90%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Equinix Inc	(74)	(60)	-2.84%
Devon Energy Corp	(2,032)	(59)	-2.82%
Marriott International Inc/MD	(427)	(58)	-2.77%
West Pharmaceutical Services Inc	(158)	(57)	-2.70%
Diamondback Energy Inc	(557)	(52)	-2.49%
The Charles Schwab Corp	(694)	(51)	-2.40%
Viatris Inc	(3,199)	(46)	-2.17%
Schlumberger Ltd	(1,356)	(43)	-2.06%
Hess Corp	(468)	(41)	-1.94%
PerkinElmer Inc	(258)	(40)	-1.89%
Global Payments Inc	(208)	(39)	-1.86%
Pioneer Natural Resources Co	(239)	(39)	-1.85%
First Republic Bank/CA	(207)	(39)	-1.84%
Teradyne Inc	(289)	(39)	-1.84%
Constellation Brands Inc	(152)	(36)	-1.69%
Aptiv PLC	(214)	(34)	-1.60%
The Mosaic Co	(1,055)	(34)	-1.60%
Costco Wholesale Corp	(80)	(32)	-1.50%
Qorvo Inc	(158)	(31)	-1.46%
The Cooper Cos Inc	(77)	(31)	-1.45%
MarketAxess Holdings Inc	(65)	(30)	-1.44%
Thermo Fisher Scientific Inc	(57)	(29)	-1.37%
National Oilwell Varco Inc	(1,873)	(29)	-1.36%
Advanced Micro Devices Inc	(300)	(28)	-1.34%
Xilinx Inc	(173)	(25)	-1.19%
HollyFrontier Corp	(752)	(25)	-1.17%
PVH Corp	(226)	(24)	-1.16%
Mastercard Inc	(59)	(21)	-1.01%
AES Corp/VA	(804)	(21)	-1.00%
EOG Resources Inc	(234)	(19)	-0.93%
Wabtec Corp	(219)	(18)	-0.86%
Universal Health Services Inc	(107)	(16)	-0.74%
Brown-Forman Corp	(208)	(16)	-0.74%
The Estee Lauder Cos Inc	(45)	(14)	-0.68%
Aon PLC	(53)	(13)	-0.61%
Zimmer Biomet Holdings Inc	(76)	(12)	-0.58%
Electronic Arts Inc	(79)	(11)	-0.54%
Teleflex Inc	(28)	(11)	-0.53%
The Walt Disney Co	(63)	(11)	-0.53%
Las Vegas Sands Corp	(171)	(9)	-0.43%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

(t)
Basket of indices comprised of Interest Rate Swaps in G11 currencies based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Interest Rate Swaps
IRS Rec 1Y in USD	4,199	59.81%
IRS Rec 5Y in GBP	2,621	37.34%
IRS Rec 1Y in EUR	2,431	34.63%
IRS Rec 2Y in EUR	1,559	22.21%
IRS Rec 2Y in USD	1,051	14.98%
IRS Rec 1Y in JPY	1,049	14.94%
IRS 10Y SEK S 1-0	(960)	-13.67%
IRS 10Y DKK S 1-0	(921)	-13.12%
IRS 10Y AUD S 1-0	829	11.81%
IRS Rec 20Y in EUR	(526)	-7.49%
IRS 2Y SEK S 1-0	523	7.45%
IRS Rec 30Y in GBP	488	6.95%
IRS Rec 30Y in EUR	(451)	-6.42%
IRS 2Y CAD S 1-0	352	5.01%
IRS 2Y CHF S 1-0	346	4.92%
IRS 5Y NOK S 1-0	324	4.62%
IRS Rec 10Y in EUR	(256)	-3.65%
IRS 3Y AUD S 1-0	234	3.33%
Foreign Currency
British Pound Sterling	(2,860)	-40.73%
Euro	(2,757)	-39.27%
Japanese Yen	(1,119)	-15.93%
Danish Krone	921	13.12%
Australian Dollar	(842)	-11.99%
New Zealand Dollar	576	8.20%
Swedish Krona	437	6.22%
Swiss Franc	(346)	-4.92%
Norwegian Krone	157	2.24%
Canadian Dollar	24	0.33%

(u)
Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivative
1y Forward 3y7y Straddle	595	55.77%
1y Forward 5y20y Straddle	287	26.92%
1y Forward 1y7y Straddle	103	9.62%
1y Forward 10y20y Straddle	82	7.69%
See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(in thousands, except share and per share amounts)

(v)
Systematic strategy seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 07/02/21 P4140 Index	66	18.82%
SPXW US 07/02/21 P4075 Index	33	9.43%
SPXW US 07/06/21 P4105 Index	33	9.41%
SPXW US 07/02/21 P4025 Index	22	6.31%
SPXW US 07/06/21 P4050 Index	22	6.29%
SPXW US 07/07/21 P4080 Index	22	6.27%

See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 77.2%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	0.05%	1,953,764	$1,954	$1,954
Total Short-Term Investments				1,954	1,954
TOTAL INVESTMENTS – 77.2%				$1,954	1,954
Other Assets in Excess of Liabilities – 22.8%					576
Net Assets – 100.0%					$2,530
Total Return Index Swaps(d) – 0.3%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	3 Month LIBOR + 0.55%	Total return on iShares S&P GSCI Commodity- Indexed Trust	USD 267	12/10/21	Quarterly	$—	$2	$2	$—
Goldman Sachs International	3 Month LIBOR + 0.45%	Total return on FS/Chiron Real Asset Basket Index(e)	USD 1,381	6/17/22	Quarterly	—	5	5	—
Total Total Return Index Swaps						$—	$7	$7	$—

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(e)
Equity basket comprised of real-asset related companies identified using quantitative and fundamental techniques.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NVIDIA Corp	27	21	1.55%
Coinbase Global Inc	82	21	1.50%
Riot Blockchain Inc	544	20	1.48%
PayPal Holdings Inc	70	20	1.48%
Occidental Petroleum Corp	653	20	1.47%
The Wharf Holdings Ltd	5,256	20	1.45%
Vinhomes JSC	3,886	20	1.44%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
GDS Holdings Ltd	253	20	1.44%
Deere & Co	56	20	1.43%
DISH Network Corp	475	20	1.43%
Hut 8 Mining Corp	4,573	20	1.43%
Fortinet Inc	83	20	1.42%
Applied Materials Inc	138	20	1.41%
Kingboard Holdings Ltd	3,519	20	1.41%
LG Electronics Inc	134	19	1.40%
Martin Marietta Materials Inc	55	19	1.40%
The Bank of New York Mellon Corp	378	19	1.40%
Signature Bank/New York NY	79	19	1.40%
Novatek PJSC	88	19	1.40%
Broadcom Inc	41	19	1.39%
Norsk Hydro ASA	3,027	19	1.39%
Panasonic Corp	1,655	19	1.38%
POSCO	62	19	1.38%
Sociedad Quimica y Minera de Chile SA	403	19	1.38%
FedEx Corp	64	19	1.37%
Hong Kong Exchanges & Clearing Ltd	319	19	1.37%
Simon Property Group Inc	145	19	1.37%
Equinix Inc	24	19	1.37%
Mastercard Inc	52	19	1.36%
Caterpillar Inc	87	19	1.36%
Constellation Brands Inc	81	19	1.36%
Swire Properties Ltd	6,337	19	1.36%
Fomento Economico Mexicano SAB	2,234	19	1.36%
Nokian Renkaat OYJ	467	19	1.36%
Union Pacific Corp	86	19	1.36%
Freeport-McMoRan Inc	507	19	1.36%
Philip Morris International Inc	190	19	1.36%
Deutsche Post AG	276	19	1.35%
SK Hynix Inc	165	19	1.35%
CEZ AS	629	19	1.34%
ASML Holding NV	27	19	1.34%
EOG Resources Inc	223	19	1.34%
Taiwan Semiconductor Manufacturing Company Ltd	865	18	1.33%
CapitaLand Ltd	6,690	18	1.33%
Qantas Airways Ltd	5,252	18	1.33%
BT Group PLC	6,849	18	1.32%
Assicurazioni Generali SpA	914	18	1.32%
Royal Dutch Shell PLC	948	18	1.32%
Bunge Ltd	234	18	1.32%
Agile Group Holdings Ltd	14,091	18	1.32%

See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 101.8%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	0.05%	6,147,295	$6,149	$6,149
Total Short-Term Investments				6,149	6,149
TOTAL INVESTMENTS – 101.8%				$6,149	6,149
Other Liabilities in Excess Assets – (1.8)%					(108)
Net Assets – 100.0%					$6,041
Total Return Index Swaps(d) – (5.2)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	3 Month LIBOR + 0.10%	Total return on Russell 2000 Index Total Return Index(e)	USD 2,202	5/19/22	N/A	$—	$81	$81	$—
Goldman Sachs International	Total return on Russell 1000 Index Total Return Index(f)	3 Month LIBOR + 0.15%	USD 2,576	5/19/22	N/A	—	(87)	—	87
Barclays Bank PLC	Fixed Rate of ‑ 0.35%	Total return on Barclays US Equity Value Market Hedged Index(g)	USD 44	1/10/22	N/A	—	(1)	—	1
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Index(h)	Fed Funds Rate ‑ 1.05%	USD 223	6/17/22	N/A	—	(14)	—	14
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Index(i)	Fed Funds Rate ‑ 1.05%	USD 3,487	6/17/22	N/A	—	(378)	—	378
Barclays Bank PLC	Fixed Rate of ‑ 0.10%	Total return on Novus Barclays Public Ownership HF Conviction Index(j)	USD 202	6/17/22	N/A	—	5	5	—
Barclays Bank PLC	Fixed Rate of ‑ 0.10%	Total return on Novus Barclays Public Ownership HF Conviction Index(k)	USD 6,138	6/17/22	N/A	—	269	269	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Equity Value Market Hedged Index(l)	USD 564	1/10/22	N/A	—	19	19	—
Barclays Bank PLC	1 Month LIBOR + 0.30%	Total return on Novus Barclays Adjustment Long Basket Index(m)	USD 3,267	6/24/22	Quarterly	—	146	146	—
Barclays Bank PLC	Total return on Russell 1000 Index Total Return Index(n)	3 Month LIBOR + 0.24%	USD 2,249	2/22/22	N/A	—	(354)	—	354
Total Total Return Index Swaps						$—	$(314)	$520	$834

(a)
Security may be an obligation of one or more entities affiliated with the named company.

See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(b)
Fair value as of June 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(e)
Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	2,284	100.00%

(f)
Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Total Return Index	(2,665)	-100.00%

(g)
Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500 Total Return Index		(37)	-86.50%
Common Stock
Biogen Inc	3	1	2.50%
eBay Inc	15	1	2.40%
Regeneron Pharmaceuticals Inc	2	1	2.30%
Dollar General Corp	4	1	2.20%
Jefferies Financial Group Inc	27	1	2.20%
The Kroger Co	25	1	2.20%
SLM Corp	45	1	2.20%
Tempur Sealy International Inc	24	1	2.20%
Amdocs Ltd	12	1	2.10%
AutoZone Inc	1	1	2.10%
Cardinal Health Inc	16	1	2.10%
CoreLogic Inc	11	1	2.10%
The Goldman Sachs Group Inc	2	1	2.10%
Herbalife Nutrition Ltd	17	1	2.10%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Lowe’s Cos Inc	5	1	2.10%
Philip Morris International Inc	9	1	2.10%
Quest Diagnostics Inc	7	1	2.10%
Service Corp International	17	1	2.10%
Aflac Inc	16	1	2.00%
The Allstate Corp	7	1	2.00%
Altria Group Inc	18	1	2.00%
American Financial Group Inc	7	1	2.00%
AutoNation Inc	9	1	2.00%
Berkshire Hathaway Inc	3	1	2.00%
CACI International Inc	3	1	2.00%
Conagra Brands Inc	23	1	2.00%
DaVita Inc	7	1	2.00%
Discovery Inc	28	1	2.00%
FirstEnergy Corp	23	1	2.00%
Fox Corp	23	1	2.00%
Intel Corp	15	1	2.00%
The JM Smucker Co	7	1	2.00%
Lockheed Martin Corp	2	1	2.00%
Nexstar Media Group Inc	6	1	2.00%
Northrop Grumman Corp	2	1	2.00%
Oracle Corp	11	1	2.00%
Toll Brothers Inc	15	1	2.00%
Verizon Communications Inc	15	1	2.00%
Arrow Electronics Inc	7	1	1.90%
Bunge Ltd	10	1	1.90%
Celanese Corp	5	1	1.90%
Cigna Corp	3	1	1.90%
Entergy Corp	8	1	1.90%
Fidelity National Financial Inc	19	1	1.90%
HP Inc	27	1	1.90%
Louisiana-Pacific Corp	13	1	1.90%
New York Community Bancorp Inc	74	1	1.90%
Owens Corning	8	1	1.90%
Voya Financial Inc	13	1	1.90%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(h)
A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Smith & Wesson Brands Inc	(37)	(1)	-0.53%
3D Systems Corp	(31)	(1)	-0.53%
Editas Medicine Inc	(21)	(1)	-0.51%
SunPower Corp	(41)	(1)	-0.51%
Appian Corp	(9)	(1)	-0.51%
Laredo Petroleum Inc	(13)	(1)	-0.50%
MannKind Corp	(219)	(1)	-0.50%
Cardlytics Inc	(9)	(1)	-0.50%
Sunrun Inc	(21)	(1)	-0.50%
Canadian Solar Inc	(26)	(1)	-0.50%
Codexis Inc	(52)	(1)	-0.50%
Sunnova Energy International Inc	(31)	(1)	-0.50%
Bloom Energy Corp	(44)	(1)	-0.50%
Everbridge Inc	(9)	(1)	-0.50%
Trupanion Inc	(10)	(1)	-0.49%
Invitae Corp	(35)	(1)	-0.49%
Zillow Group Inc	(10)	(1)	-0.49%
Coupa Software Inc	(4)	(1)	-0.49%
QuantumScape Corp	(40)	(1)	-0.49%
PagerDuty Inc	(27)	(1)	-0.49%
LivePerson Inc	(18)	(1)	-0.49%
Iovance Biotherapeutics Inc	(45)	(1)	-0.49%
Redfin Corp	(18)	(1)	-0.49%
Proto Labs Inc	(13)	(1)	-0.49%
Cargurus Inc	(44)	(1)	-0.49%
NRG Energy Inc	(36)	(1)	-0.49%
8x8 Inc	(42)	(1)	-0.49%
iStar Inc	(56)	(1)	-0.49%
Fastly Inc	(19)	(1)	-0.49%
Altair Engineering Inc	(17)	(1)	-0.49%
Bandwidth Inc	(8)	(1)	-0.49%
Square Inc	(5)	(1)	-0.49%
Carvana Co	(4)	(1)	-0.49%
Aerie Pharmaceuticals Inc	(72)	(1)	-0.49%
SM Energy Co	(47)	(1)	-0.49%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Camping World Holdings Inc	(28)	(1)	-0.49%
Danimer Scientific Inc	(46)	(1)	-0.49%
Cree Inc	(12)	(1)	-0.49%
DraftKings Inc	(22)	(1)	-0.49%
Callon Petroleum Co	(20)	(1)	-0.49%
Stitch Fix Inc	(19)	(1)	-0.49%
Arcturus Therapeutics Holdings Inc	(34)	(1)	-0.48%
Hannon Armstrong Sustainable Infrastructure Capital Inc	(20)	(1)	-0.48%
CarParts.com Inc	(56)	(1)	-0.48%
Lithium Americas Corp	(77)	(1)	-0.48%
PetMed Express Inc	(36)	(1)	-0.48%
Intercept Pharmaceuticals Inc	(57)	(1)	-0.48%
The RealReal Inc	(58)	(1)	-0.48%
Karyopharm Therapeutics Inc	(111)	(1)	-0.48%
Rigel Pharmaceuticals Inc	(264)	(1)	-0.48%

(i)
A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Smith & Wesson Brands Inc	(595)	(21)	-0.53%
3D Systems Corp	(511)	(20)	-0.53%
Editas Medicine Inc	(346)	(20)	-0.51%
SunPower Corp	(669)	(20)	-0.51%
Appian Corp	(142)	(20)	-0.51%
Laredo Petroleum Inc	(209)	(19)	-0.50%
MannKind Corp	(3,563)	(19)	-0.50%
Cardlytics Inc	(153)	(19)	-0.50%
Sunrun Inc	(347)	(19)	-0.50%
Canadian Solar Inc	(431)	(19)	-0.50%
Codexis Inc	(851)	(19)	-0.50%
Sunnova Energy International Inc	(510)	(19)	-0.50%
Bloom Energy Corp	(714)	(19)	-0.50%
Everbridge Inc	(141)	(19)	-0.50%
Trupanion Inc	(166)	(19)	-0.49%
Invitae Corp	(565)	(19)	-0.49%
Zillow Group Inc	(156)	(19)	-0.49%
Coupa Software Inc	(72)	(19)	-0.49%
QuantumScape Corp	(648)	(19)	-0.49%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
PagerDuty Inc	(445)	(19)	-0.49%
LivePerson Inc	(299)	(19)	-0.49%
Iovance Biotherapeutics Inc	(728)	(19)	-0.49%
Redfin Corp	(299)	(19)	-0.49%
Proto Labs Inc	(206)	(19)	-0.49%
Cargurus Inc	(719)	(19)	-0.49%
NRG Energy Inc	(587)	(19)	-0.49%
8x8 Inc	(679)	(19)	-0.49%
iStar Inc	(909)	(19)	-0.49%
Fastly Inc	(316)	(19)	-0.49%
Altair Engineering Inc	(273)	(19)	-0.49%
Bandwidth Inc	(137)	(19)	-0.49%
Square Inc	(77)	(19)	-0.49%
Carvana Co	(62)	(19)	-0.49%
Aerie Pharmaceuticals Inc	(1,174)	(19)	-0.49%
SM Energy Co	(763)	(19)	-0.49%
Camping World Holdings Inc	(458)	(19)	-0.49%
Danimer Scientific Inc	(749)	(19)	-0.49%
Cree Inc	(191)	(19)	-0.49%
DraftKings Inc	(359)	(19)	-0.49%
Callon Petroleum Co	(325)	(19)	-0.49%
Stitch Fix Inc	(311)	(19)	-0.49%
Arcturus Therapeutics Holdings Inc	(553)	(19)	-0.48%
Hannon Armstrong Sustainable Infrastructure Capital Inc	(333)	(19)	-0.48%
CarParts.com Inc	(919)	(19)	-0.48%
Lithium Americas Corp	(1,260)	(19)	-0.48%
PetMed Express Inc	(587)	(19)	-0.48%
Intercept Pharmaceuticals Inc	(936)	(19)	-0.48%
The RealReal Inc	(945)	(19)	-0.48%
Karyopharm Therapeutics Inc	(1,810)	(19)	-0.48%
Rigel Pharmaceuticals Inc	(4,302)	(19)	-0.48%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(j)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Pinterest Inc	64	5	2.43%
Twilio Inc	12	5	2.35%
Carvana Co	16	5	2.29%
Fate Therapeutics Inc	53	5	2.24%
eBay Inc	65	5	2.22%
Square Inc	19	5	2.22%
PayPal Holdings Inc	16	5	2.19%
Moody’s Corp	12	4	2.11%
Zillow Group Inc	36	4	2.10%
Microsoft Corp	16	4	2.09%
Apple Inc	32	4	2.09%
salesforce.com Inc	18	4	2.08%
American Tower Corp	16	4	2.07%
Facebook Inc	12	4	2.07%
The Blackstone Group LP	44	4	2.05%
Applied Materials Inc	30	4	2.05%
Amazon.com Inc	1	4	2.05%
TransDigm Group Inc	7	4	2.04%
Netflix Inc	8	4	2.03%
T-Mobile US Inc	29	4	2.03%
Liberty Broadband Corp	24	4	2.02%
Alphabet Inc	2	4	2.01%
Micron Technology Inc	49	4	2.01%
Charter Communications Inc	6	4	2.00%
Slack Technologies Inc	93	4	1.99%
Morgan Stanley	45	4	1.99%
Cheniere Energy Inc	47	4	1.99%
Visa Inc	18	4	1.98%
Autodesk Inc	14	4	1.96%
The Charles Schwab Corp	55	4	1.95%
The Walt Disney Co	23	4	1.94%
Wayfair Inc	13	4	1.93%
Uber Technologies Inc	80	4	1.93%
PG&E Corp	390	4	1.92%
Mastercard Inc	11	4	1.92%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
HCA Healthcare Inc	19	4	1.92%
Interactive Brokers Group Inc	60	4	1.90%
Wells Fargo & Co	87	4	1.89%
Western Digital Corp	54	4	1.87%
Berkshire Hathaway Inc	14	4	1.86%
Willscot Mobile Mini Holdings Corp	138	4	1.86%
JPMorgan Chase & Co	25	4	1.85%
Expedia Group Inc	23	4	1.84%
Crown Holdings Inc	37	4	1.83%
Aon PLC	16	4	1.83%
Fidelity National Information Services Inc	27	4	1.82%
Booking Holdings Inc	2	4	1.81%
Altice USA Inc	109	4	1.80%
Fiserv Inc	35	4	1.79%
Cigna Corp	15	4	1.76%

(k)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Pinterest Inc	1,976	156	2.43%
Twilio Inc	382	151	2.35%
Carvana Co	486	147	2.29%
Fate Therapeutics Inc	1,655	144	2.24%
eBay Inc	2,028	142	2.22%
Square Inc	583	142	2.22%
PayPal Holdings Inc	481	140	2.19%
Moody’s Corp	373	135	2.11%
Zillow Group Inc	1,100	134	2.10%
Microsoft Corp	495	134	2.09%
Apple Inc	977	134	2.09%
salesforce.com Inc	546	133	2.08%
American Tower Corp	492	133	2.07%
Facebook Inc	382	133	2.07%
The Blackstone Group LP	1,355	132	2.05%
Applied Materials Inc	922	131	2.05%
Amazon.com Inc	38	131	2.05%
TransDigm Group Inc	202	131	2.04%
Netflix Inc	247	130	2.03%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
T-Mobile US Inc	899	130	2.03%
Liberty Broadband Corp	746	129	2.02%
Alphabet Inc	53	129	2.01%
Micron Technology Inc	1,513	129	2.01%
Charter Communications Inc	178	128	2.00%
Slack Technologies Inc	2,882	128	1.99%
Morgan Stanley	1,389	127	1.99%
Cheniere Energy Inc	1,467	127	1.99%
Visa Inc	542	127	1.98%
Autodesk Inc	430	125	1.96%
The Charles Schwab Corp	1,718	125	1.95%
The Walt Disney Co	708	124	1.94%
Wayfair Inc	392	124	1.93%
Uber Technologies Inc	2,469	124	1.93%
PG&E Corp	12,088	123	1.92%
Mastercard Inc	337	123	1.92%
HCA Healthcare Inc	594	123	1.92%
Interactive Brokers Group Inc	1,848	121	1.90%
Wells Fargo & Co	2,680	121	1.89%
Western Digital Corp	1,683	120	1.87%
Berkshire Hathaway Inc	430	119	1.86%
Willscot Mobile Mini Holdings Corp	4,281	119	1.86%
JPMorgan Chase & Co	761	118	1.85%
Expedia Group Inc	720	118	1.84%
Crown Holdings Inc	1,149	117	1.83%
Aon PLC	490	117	1.83%
Fidelity National Information Services Inc	825	117	1.82%
Booking Holdings Inc	53	116	1.81%
Altice USA Inc	3,385	116	1.80%
Fiserv Inc	1,073	115	1.79%
Cigna Corp	476	113	1.76%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

(l)
Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500 Total Return Index		(505)	-86.50%
Common Stock
Biogen Inc	42	15	2.50%
eBay Inc	200	14	2.40%
Regeneron Pharmaceuticals Inc	24	13	2.30%
Dollar General Corp	59	13	2.20%
Jefferies Financial Group Inc	375	13	2.20%
The Kroger Co	335	13	2.20%
SLM Corp	613	13	2.20%
Tempur Sealy International Inc	328	13	2.20%
Amdocs Ltd	158	12	2.10%
AutoZone Inc	8	12	2.10%
Cardinal Health Inc	215	12	2.10%
CoreLogic Inc	153	12	2.10%
The Goldman Sachs Group Inc	32	12	2.10%
Herbalife Nutrition Ltd	232	12	2.10%
Lowe’s Cos Inc	63	12	2.10%
Philip Morris International Inc	124	12	2.10%
Quest Diagnostics Inc	93	12	2.10%
Service Corp International	229	12	2.10%
Aflac Inc	218	12	2.00%
The Allstate Corp	89	12	2.00%
Altria Group Inc	245	12	2.00%
American Financial Group Inc	94	12	2.00%
AutoNation Inc	123	12	2.00%
Berkshire Hathaway Inc	42	12	2.00%
CACI International Inc	46	12	2.00%
Conagra Brands Inc	321	12	2.00%
DaVita Inc	97	12	2.00%
Discovery Inc	381	12	2.00%
FirstEnergy Corp	314	12	2.00%
Fox Corp	314	12	2.00%
Intel Corp	208	12	2.00%
The JM Smucker Co	90	12	2.00%
Lockheed Martin Corp	31	12	2.00%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Nexstar Media Group Inc	79	12	2.00%
Northrop Grumman Corp	32	12	2.00%
Oracle Corp	150	12	2.00%
Toll Brothers Inc	202	12	2.00%
Verizon Communications Inc	208	12	2.00%
Arrow Electronics Inc	97	11	1.90%
Bunge Ltd	142	11	1.90%
Celanese Corp	73	11	1.90%
Cigna Corp	47	11	1.90%
Entergy Corp	111	11	1.90%
Fidelity National Financial Inc	255	11	1.90%
HP Inc	367	11	1.90%
Louisiana-Pacific Corp	184	11	1.90%
New York Community Bancorp Inc	1006	11	1.90%
Owens Corning	113	11	1.90%
Voya Financial Inc	180	11	1.90%

(m)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Twitter Inc	3,318	228	6.70%
Adobe Inc	385	226	6.62%
Intel Corp	3,335	187	5.49%
Apple Inc	1,269	174	5.10%
Microsoft Corp	640	173	5.09%
Roku Inc	369	170	4.97%
Elastic NV	1,079	157	4.61%
Facebook Inc	388	135	3.95%
Alphabet Inc	54	131	3.85%
Philip Morris International Inc	1,322	131	3.84%
The Home Depot Inc	400	127	3.74%
Chesapeake Energy Corp	2,431	126	3.70%
Lithia Motors Inc	355	122	3.58%
Planet Fitness Inc	1,606	121	3.55%
TripAdvisor Inc	2,971	120	3.51%
Ashland Global Holdings Inc	1,355	119	3.48%
CarMax Inc	552	71	2.09%
STAAR Surgical Co	446	68	1.99%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2021
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Amazon.com Inc	20	68	1.99%
Applied Materials Inc	466	66	1.94%
Slack Technologies Inc	1,495	66	1.94%
Cheniere Energy Inc	762	66	1.94%
Morgan Stanley	716	66	1.93%
Comcast Corp	1,122	64	1.88%
Herbalife Nutrition Ltd	1,210	64	1.87%
The Progressive Corp	645	63	1.86%
Anthem Inc	162	62	1.82%
Marriott International Inc/MD	442	60	1.77%
IAC/InterActiveCorp	379	60	1.77%
Bausch Health Cos Inc	1,998	59	1.72%
LPL Financial Holdings Inc	434	59	1.72%

(n)
Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Total Return Index	(2,607)	-100.00%
See notes to unaudited financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities
(dollar values in thousands, except share and per share data)

	June 30, 2021
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Alternative Income Opportunities Fund
Assets
Investments, at fair value	$115,063	$2,085	$6,846
Cash	—	—	33
Foreign currency, at fair value	131	—	9
Collateral held at broker(1)	24,357	—	—
Receivable for investments sold	908	—	17
Receivable from Fund shares sold	411	—	—
Receivable due from investment manager	983	138	244
Dividends receivable	6	—	—
Interest receivable	559	—	58
Unrealized appreciation on forward foreign currency exchange contracts	106	—	—
Unrealized appreciation on swap contracts(2)	1,426	81	69
Receivable for variation margin on futures contracts	119	—	—
Payment due from broker	32	—	47
Prepaid expenses and other assets	113	—	—
Total assets	$144,214	$2,304	$7,323
Liabilities
Investments sold short, at fair value	6,954	—	—
Unrealized depreciation on forward foreign currency exchange contracts	139	—	—
Payable for variation margin on futures contracts	11	—	—
Unrealized depreciation on swap contracts(2)	2,299	2	118
Due to custodian	—	2	—
Payable for investments purchased	1,504	—	—
Payment due to broker	74	—	—
Payable for Fund shares repurchased	26	—	—
Dividends payable	7	—	—
Management fees payable	762	—	—
Administrative services expense payable	384	41	121
Accounting and administrative fees payable	200	31	36
Professional fees payable	183	22	23
Trustees’ fees payable	27	1	1
Interest payable for investment sold short	66	—	—
Service fee – Class A	2	—	—
Other accrued expenses and liabilities	160	25	24
Total liabilities	$12,798	$124	$323
Net assets	$131,416	$2,180	$7,000
See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	June 30, 2021
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Alternative Income Opportunities Fund
Composition of net assets
Common shares, $0.001 par value	$12	$—	$1
Capital in excess of par value	127,862	2,011	7,020
Accumulated earnings (deficit)	3,542	169	(21)
Net assets	$131,416	$2,180	$7,000
Investments, at amortized cost	$111,508	$2,085	$6,787
Foreign currency, at cost	$120	$—	$9
Investments sold short, at proceeds	$6,666	$—	$—
Commitments and contingencies(3)	$—	$—	$—
Class A Shares
Net Assets	$8,952	$27	$25
Shares Outstanding	842,214	2,500	2,500
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.63	$10.82	$9.83
Maximum Offering Price Per Share (NAV ÷ 94.25% of net asset value per share)	$11.28	$11.48	$10.43
Class I Shares
Net Assets	$122,464	$2,153	$6,975
Shares Outstanding	11,476,301	198,693	709,406
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.67	$10.84	$9.83

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	June 30, 2021
	FS Real Asset Fund	FS Long/Short Equity Fund
Assets
Investments, at fair value	$1,954	$6,149
Collateral held at broker(1)	540	210
Receivable from Fund shares sold	—	1
Receivable due from investment manager	147	335
Unrealized appreciation on swap contracts(2)	7	520
Payment due from broker	6	—
Total assets	$2,654	$7,215
Liabilities
Unrealized depreciation on swap contracts(2)	—	834
Payment due to broker	—	1
Payable for Fund shares repurchased	—	37
Management fees payable	—	47
Administrative services expense payable	51	162
Accounting and administrative fees payable	27	52
Professional fees payable	22	16
Trustees’ fees payable	1	—
Service fee – Class A	—	—
Other accrued expenses and liabilities	23	25
Total liabilities	$124	$1,174
Net assets	$2,530	$6,041
Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$—	$1
Capital in excess of par value	2,027	6,043
Accumulated earnings (deficit)	503	(3)
Net assets	$2,530	$6,041
Investments, at amortized cost	$1,954	$6,149
Commitments and contingencies(3)	$—	$—
Class A Shares
Net Assets	$31	$1,479
Shares Outstanding	2,500	156,914
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$12.35	$9.43
Maximum Offering Price Per Share (NAV ÷ 94.25% of net asset value per share)	$13.10	$10.01
Class I Shares
Net Assets	$2,499	$4,562
Shares Outstanding	202,240	482,667
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$12.36	$9.45

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Operations
(dollar values in thousands)

	Six Months Ended June 30, 2021
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Alternative Income Opportunities Fund
Investment income
Interest income	$983	$—	$128
Dividend income*	55	1	—
Total investment income	1,038	1	128
Operating expenses
Management fees	762	12	40
Administrative services expenses	497	52	160
Accounting and administrative fees	150	23	27
Other professional fees	179	13	13
Audit fees	82	13	13
Legal fees	63	11	11
Trustees’ fees	11	—	—
Distribution and service fees – Class A	9	—	—
Dividend and interest expense on securities sold short	19	—	—
Other general and administrative expenses	261	29	28
Total operating expenses	2,033	153	292
Less: Expense reimbursement from sponsor(1)	(983)	(138)	(244)
Less: Waiver from adviser(1)	—	(12)	(40)
Net operating expenses	1,050	3	8
Net investment income (loss)	(12)	(2)	120
Realized and unrealized gain/loss
Net realized gain (loss) on investments	1,732	—	50
Net realized gain (loss) on forward foreign currency exchange contracts	(247)	—	—
Net realized gain (loss) on total return swaps(2)	9,195	90	(71)
Net realized gain (loss) on futures contracts	789	—	—
Net realized gain (loss) on foreign currency	135	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,234)	—	38
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(31)	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(695)	14	25
Net change in unrealized appreciation (depreciation) on investments sold short	583	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	108	—	—
Net change in unrealized gain (loss) on foreign currency	(29)	—	—
Total net realized gain (loss) and unrealized appreciation (depreciation)	10,306	104	42
Net increase (decrease) in net assets resulting from operations	$10,294	$102	$162
* Net of tax withholding	$3	$—	$—

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Operations — (continued)
(dollar values in thousands)

	Six Months Ended June 30, 2021
	FS Real Asset Fund	FS Long/Short Equity Fund
Investment income
Dividend income*	$1	$5
Interest income	—	—
Total investment income	1	5
Operating expenses
Management fees	14	86
Administrative services expenses	64	202
Accounting and administrative fees	20	38
Other professional fees	13	13
Audit fees	13	13
Legal fees	10	9
Trustees’ fees	—	2
Distribution and service fees – Class A	—	2
Other general and administrative expenses	30	79
Total operating expenses	164	444
Less: Expense reimbursement from sponsor(1)	(147)	(335)
Less: Waiver from adviser(1)	(14)	(39)
Net operating expenses	3	70
Net investment (loss)	(2)	(65)
Realized and unrealized gain/loss
Net realized gain (loss) on investments	—	42
Net realized gain (loss) on total return swaps(2)	425	1,074
Net change in unrealized appreciation (depreciation) on investments	—	4
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(75)	(2,165)
Total net realized gain (loss) and unrealized appreciation (depreciation)	350	(1,045)
Net increase (decrease) in net assets resulting from operations	$348	$(1,110)
* Net of tax withholding	$—	$—

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets
(dollar values in thousands)

	FS Multi-Strategy Alternatives Fund		FS Managed Futures Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$(12)	$757	$(2)	$5
Net realized gain (loss)	11,604	(6,129)	90	120
Net change in unrealized appreciation (depreciation) on investments	(1,234)	(3,088)	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(31)	7	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(1)	(695)	735	14	87
Net change in unrealized appreciation (depreciation) on investments sold short	583	(223)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	108	—	—	—
Net change in unrealized gain (loss) on foreign currency	(29)	3	—	—
Net increase (decrease) in net assets resulting from operations	10,294	(7,938)	102	212
Shareholder distributions
Distributions to shareholders
Class A	—	(32)	—	(2)
Class I	—	(969)	—	(135)
Net decrease in net assets resulting from shareholder distributions	—	(1,001)	—	(137)
Capital share transactions(2)
Net increase (decrease) in net assets resulting from capital share transactions	(7,581)	(57,874)	—	1
Total increase (decrease) in net assets	2,713	(66,813)	102	76
Net assets at beginning of period	128,703	195,516	2,078	2,002
Net assets at end of period	$131,416	$128,703	$2,180	$2,078

(1)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Alternative Income Opportunities Fund		FS Real Asset Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$120	$21	$(2)	$7
Net realized gain (loss)	(21)	(25)	425	144
Net change in unrealized appreciation (depreciation) on investments	38	14	—	(28)
Net change in unrealized appreciation (depreciation) on total return swaps(1)	25	(71)	(75)	55
Net increase (decrease) in net assets resulting from operations	162	(61)	348	178
Shareholder distributions
Distributions to shareholders
Class A	—	—	—	(1)
Class I	(92)	(35)	(12)	(88)
Return of capital:
Class A	—	—	—	—
Class I	—	(18)	—	—
Net decrease in net assets resulting from shareholder distributions	(92)	(53)	(12)	(89)
Capital share transactions(2)
Net increase (decrease) in net assets resulting from capital share transactions	—	5,000	—	(997)
Total increase (decrease) in net assets	70	4,886	336	(908)
Net assets at beginning of period	6,930	2,044	2,194	3,102
Net assets at end of period	$7,000	$6,930	$2,530	$2,194

(1)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Long/Short Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment (loss)	$(65)	$(113)
Net realized gain (loss)	1,116	(170)
Net change in unrealized appreciation (depreciation) on investments	4	(4)
Net change in unrealized appreciation (depreciation) on total return swaps(1)	(2,165)	1,941
Net increase (decrease) in net assets resulting from operations	(1,110)	1,654
Shareholder distributions
Distributions to shareholders
Class A	—	(24)
Class I	—	(463)
Net decrease in net assets resulting from shareholder distributions	—	(487)
Capital share transactions(2)
Net increase (decrease) in net assets resulting from capital share transactions	(19,952)	22,488
Total increase (decrease) in net assets	(21,062)	23,655
Net assets at beginning of period	27,103	3,448
Net assets at end of period	$6,041	$27,103

(1)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$9.77	$10.22	$9.68	$10.18	$10.00
Results of operations
Net investment income(2)	(0.01)	0.02	0.15	0.15	0.05
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.87	(0.43)	0.59	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	0.86	(0.41)	0.74	(0.42)	0.18
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.04)	(0.20)	—	—
Distributions from net realized gain on investments	—	—	—	(0.08)	—
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.04)	(0.20)	(0.08)	—
Net asset value, end of period	$10.63	$9.77	$10.22	$9.68	$10.18
Shares outstanding, end of period	842,214	720,143	1,073,885	776,764	281,056
Total return(4)	8.80%	(3.99)%	7.68%	(4.12)%	1.80%(5)
Ratio/Supplemental Data:
Net assets, end of period	$8,952	$7,036	$10,973	$7,521	$2,860
Ratio of net investment income to average net assets(6)(7)	(0.28)%	0.22%	1.46%	1.55%	0.81%
Ratio of total operating expenses to average net assets(6)	3.59%	3.42%	3.55%	3.63%	5.34%
Ratio of expense reimbursement and waiver from sponsor to average net assets(6)	(1.61)%	(1.01)%	(1.74)%	(2.76)%	(4.57)%
Ratio of net operating expenses to average net assets(6)	1.98%	2.41%	1.81%	0.87%	0.77%
Portfolio turnover rate(5)	88%	244%	178%	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights — Class A Shares — (continued)
(in thousands, except share and per share amounts)

Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.
(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (1.89)%, (0.79)%, (0.28)%, (1.21)% and (3.76)% for the six months ended June 30, 2021, years ended December 31, 2020, 2019 and 2018, and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$9.80	$10.25	$9.72	$10.19	$10.00
Results of operations
Net investment income(2)	—	0.04	0.17	0.18	0.06
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.87	(0.41)	0.59	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	0.87	(0.37)	0.76	(0.39)	0.19
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.08)	(0.23)	—	—
Distributions from net realized gain on investments	—	—	—	(0.08)	—
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.08)	(0.23)	(0.08)	—
Net asset value, end of period	$10.67	$9.80	$10.25	$9.72	$10.19
Shares outstanding, end of period	11,476,301	12,418,229	17,997,221	9,241,564	5,043,239
Total return(4)	8.88%	(3.65)%	7.77%	(3.82)%	1.90%(5)
Ratio/Supplemental Data:
Net assets, end of period	$122,464	$121,667	$184,543	$89,799	$51,387
Ratio of net investment income to average net assets(6)(7)	(0.02)%	0.46%	1.65%	1.80%	0.88%
Ratio of total operating expenses to average net assets(6)	3.34%	3.17%	3.28%	3.54%	4.62%
Ratio of expense reimbursement from sponsor to average net assets(6)	(1.61)%	(1.01)%	(1.69)%	(2.91)%	(4.10)%
Ratio of net operating expenses to average net assets(6)	1.73%	2.16%	1.59%	0.63%	0.52%
Portfolio turnover rate(5)	88%	244%	178%	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights — Class I Shares — (continued)
(in thousands, except share and per share amounts)

Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.
(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (1.63)%, (0.55)%, (0.04)%, (1.10)% and (3.22)% for the six months ended June 30, 2021, years ended December 31, 2020, 2019 and 2018, and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.33	$9.96	$10.00
Results of operations
Net investment income (loss)(2)	(0.02)	(0.00)	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.51	1.02	(0.19)
Net increase (decrease) in net assets resulting from operations	0.49	1.02	(0.01)
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.65)	(0.03)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.65)	(0.03)
Net asset value, end of year	$10.82	$10.33	$9.96
Shares outstanding, end of year	2,500	2,500	2,500
Total return(4)	4.74%	10.55%	(0.15)%
Ratio/Supplemental Data:
Net assets, end of year	$27	$26	$25
Ratio of net investment income (loss) to average net assets(5)(6)	(0.43)%	(0.03)%	1.77%
Ratio of total operating expenses to average net assets(5)	14.62%	13.13%	10.14%
Ratio of expense reimbursement and waiver from sponsor to average net assets(5)	(14.12)%	(12.63)%	(9.64)%
Ratio of net operating expenses to average net assets(5)	0.50%	0.50%	0.50%
Portfolio turnover rate(7)	—%	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (14.55)%, (12.66)% and (7.87)% for the six months ended June 30, 2021 and years ended December 31, 2020 and 2019, respectively.

(7)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.33	$9.96	$10.00
Results of operations
Net investment income(2)	(0.01)	0.02	0.20
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.52	1.03	(0.18)
Net increase (decrease) in net assets resulting from operations	0.51	1.05	0.02
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.68)	(0.06)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.68)	(0.06)
Net asset value, end of year	$10.84	$10.33	$9.96
Shares outstanding, end of year	198,693	198,693	198,617
Total return(4)	4.94%	10.83%	0.10%
Ratio/Supplemental Data:
Net assets, end of year	$2,153	$2,052	$1,977
Ratio of net investment income to average net assets(5)(6)	(0.18)%	0.23%	2.02%
Ratio of total operating expenses to average net assets(5)	14.37%	12.88%	9.89%
Ratio of expense reimbursement and waiver from sponsor to average net assets(5)	(14.12)%	(12.63)%	(9.64)%
Ratio of net operating expenses to average net assets(5)	0.25%	0.25%	0.25%
Portfolio turnover rate(7)	—%	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (14.30)%, (12.40)% and (7.62)% for the six months ended June 30, 2021 and years ended December 31, 2020 and 2019, respectively.

(7)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$9.73	$10.03	$10.00
Results of operations
Net investment income(2)	0.15	0.01	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.07	(0.17)	0.26
Net increase (decrease) in net assets resulting from operations	0.22	(0.16)	0.44
Shareholder Distributions:(3)
Distributions from net investment income	(0.12)	(0.10)	(0.41)
Distributions representing return of capital	—	(0.04)	—
Net increase (decrease) in net assets resulting from shareholder distributions	(0.12)	(0.14)	(0.41)
Net asset value, end of year	$9.83	$9.73	$10.03
Shares outstanding, end of year	2,500	2,500	2,500
Total return(4)	2.22%	(1.65)%	4.42%
Ratio/Supplemental Data:
Net assets, end of year	$25	$24	$25
Ratio of net investment income to average net assets(5)(6)	3.11%	0.12%	1.73%
Ratio of total operating expenses to average net assets(5)	8.68%	14.77%	10.88%
Ratio of expense reimbursement and waiver from sponsor to average net assets(5)	(8.18)%	(14.27)%	(10.38)%
Ratio of net operating expenses to average net assets(5)	0.50%	0.50%	0.50%
Portfolio turnover rate(7)	82%	84%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.07)%, (14.15)% and (8.65)% for the six months ended June 30, 2021 and years ended December 31, 2020 and 2019, respectively.

(7)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$9.74	$10.03	$10.00
Results of operations
Net investment income(2)	0.16	0.07	0.20
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.06	(0.20)	0.27
Net increase (decrease) in net assets resulting from operations	0.22	(0.13)	0.47
Shareholder Distributions:(3)
Distributions from net investment income	(0.13)	(0.11)	(0.44)
Distributions representing return of capital	—	(0.05)	—
Net increase (decrease) in net assets resulting from shareholder distributions	(0.13)	(0.16)	(0.44)
Net asset value, end of year	$9.83	$9.74	$10.03
Shares outstanding, end of year	709,406	709,356	201,167
Total return(4)	2.28%	(1.30)%	4.68%
Ratio/Supplemental Data:
Net assets, end of year	$6,975	$6,906	$2,019
Ratio of net investment income to average net assets(5)(6)	3.35%	0.75%	1.98%
Ratio of total operating expenses to average net assets(5)	8.43%	14.82%	10.63%
Ratio of expense reimbursement and waiver from sponsor to average net assets(5)	(8.18)%	(14.57)%	(10.38)%
Ratio of net operating expenses to average net assets(5)	0.25%	0.25%	0.25%
Portfolio turnover rate(7)	82%	84%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (4.83)%, (13.82)% and (8.40)% for the six months ended June 30, 2021 and years ended December 31, 2020 and 2019, respectively.

(7)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.72	$10.26	$10.00
Results of operations
Net investment income (loss)(2)	(0.03)	(0.01)	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	1.71	0.77	0.79
Net increase (decrease) in net assets resulting from operations	1.68	0.76	0.97
Shareholder Distributions:(3)
Distributions from net investment income	(0.05)	(0.30)	(0.71)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.05)	(0.30)	(0.71)
Net asset value, end of year	$12.35	$10.72	$10.26
Shares outstanding, end of year	2,500	2,500	2,500
Total return(4)	15.83%	7.69%	9.87%
Ratio/Supplemental Data:
Net assets, end of year	$31	$27	$26
Ratio of net investment income (loss) to average net assets(5)(6)	(0.45)%	(0.06)%	1.72%
Ratio of total operating expenses to average net assets(5)	13.86%	11.21%	8.95%
Ratio of expense reimbursement and waiver from sponsor to average net assets(5)	(13.36)%	(10.71)%	(8.45)%
Ratio of net operating expenses to average net assets(5)	0.50%	0.50%	0.50%
Portfolio turnover rate(7)	—%	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (13.81)%, (10.77)% and (6.73)% for the six months ended June 30, 2021 and years ended December 31, 2020 and 2019, respectively.

(7)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.72	$10.26	$10.00
Results of operations
Net investment income(2)	(0.01)	0.02	0.21
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	1.71	0.76	0.79
Net increase (decrease) in net assets resulting from operations	1.70	0.78	1.00
Shareholder Distributions:(3)
Distributions from net investment income	(0.06)	(0.32)	(0.74)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.06)	(0.32)	(0.74)
Net asset value, end of year	$12.36	$10.72	$10.26
Shares outstanding, end of year	202,240	202,227	299,740
Total return(4)	15.88%	8.07%	10.14%
Ratio/Supplemental Data:
Net assets, end of year	$2,499	$2,167	$3,076
Ratio of net investment income to average net assets(5)(6)	(0.20)%	0.22%	1.97%
Ratio of total operating expenses to average net assets(5)	13.61%	10.95%	8.71%
Ratio of expense reimbursement and waiver from sponsor to average net assets(5)	(13.36)%	(10.70)%	(8.46)%
Ratio of net operating expenses to average net assets(5)	0.25%	0.25%	0.25%
Portfolio turnover rate(7)	—%	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (13.56)%, (10.48)% and (6.49)% for the six months ended June 30, 2021 and years ended December 31, 2020 and 2019, respectively.

(7)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$9.63	$9.85	$10.00
Results of operations
Net investment income (loss)(2)	(0.05)	(0.05)	0.16
Net realized gain (loss) and unrealized appreciation (depreciation) on investments(2)	(0.15)	(0.02)	1.77
Net increase (decrease) in net assets resulting from operations	(0.20)	(0.07)	1.93
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.15)	(2.08)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.15)	(2.08)
Net asset value, end of year	$9.43	$9.63	$9.85
Shares outstanding, end of year	156,914	157,289	151,605
Total return(4)	(2.08)%	(0.67)%	18.84%
Ratio/Supplemental Data:
Net assets, end of year	$1,479	$1,515	$1,494
Ratio of net investment income (loss) to average net assets(5)(6)	(1.07)%	(0.58)%	1.50%
Ratio of total operating expenses to average net assets(5)	5.95%	4.75%	8.97%
Ratio of expense reimbursement and waiver from sponsor to average net assets(5)	(4.82)%	(3.65)%	(8.47)%
Ratio of net operating expenses to average net assets(5)	1.13%	1.10%	0.50%
Portfolio turnover rate(7)	—%	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period. Net realized gain (loss) and unrealized appreciation (depreciation) does not align with the income statement due to the timing of capital activity during the year.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.89)%, (4.23)% and (6.97)% for the six months ended June 30, 2021 and years ended December 31, 2020 and 2019, respectively.

(7)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$9.63	$9.85	$10.00
Results of operations
Net investment income (loss)(2)	(0.04)	(0.06)	0.24
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.14)	0.01	1.72
Net increase (decrease) in net assets resulting from operations	(0.18)	(0.05)	1.96
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.17)	(2.11)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.17)	(2.11)
Net asset value, end of year	$9.45	$9.63	$9.85
Shares outstanding, end of year	482,667	2,658,132	198,299
Total return(4)	(1.87)%	(0.33)%	18.99%
Ratio/Supplemental Data:
Net assets, end of year	$4,562	$25,588	$1,954
Ratio of net investment income (loss) to average net assets(5)(6)	(0.78)%	(0.62)%	2.14%
Ratio of total operating expenses to average net assets(5)	5.64%	4.58%	9.18%
Ratio of expense reimbursement and waiver from sponsor to average net assets(5)	(4.79)%	(3.73)%	(8.93)%
Ratio of net operating expenses to average net assets(5)	0.85%	0.85%	0.25%
Portfolio turnover rate(7)	—%	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.57)%, (4.35)% and (6.79)% for the six months ended June 30, 2021 and years ended December 31, 2020 and 2019, respectively.

(7)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2021, the Trust consists of five active series, which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Alternative Income Opportunities Fund (“Alternative Income Opportunities”) (formerly known as FS Global Macro Fund), FS Real Asset Fund (“Real Asset”) and FS Long/Short Equity Fund (“Long/Short Equity” and, collectively with Managed Futures, Alternative Income Opportunities, and Real Asset, the “Alt Beta Funds” and each individually, an “Alt Beta Fund”).
FSMS commenced investment operations on May 16, 2017. Each of the Alt Beta Funds commenced investment operations on December 31, 2018 and had no activity other than investing their cash in a money market fund. As such, no financial highlights for 2018 have been presented.
Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.
•
FS Multi-Strategy Alternatives Fund seeks to provide shareholders with positive absolute returns over a complete market cycle.

•
FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•
FS Alternative Income Opportunities Fund seeks to provide positive returns through capital appreciation and income.

•
FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•
FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

The Funds use derivatives in executing their respective investment objectives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes. In attempting to achieve their investment objectives, the Funds primarily use total return basket swaps that seek both long and short exposure on variety of strategies, in a notional amount, that the Funds could not otherwise have exposure to on a name by name basis. The total return basket swaps include exposure to equity risk as well as foreign currency, commodity and interest rate risk.
Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act and has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
As of June 30, 2021, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Alternative Income Opportunities had one wholly owned subsidiary, FS Alternative Income Opportunities Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying consolidated financial statements of the Funds have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

Accounting Standards Codification Topic 946, Financial Services—Investment Companies. Each Fund has evaluated the impact of subsequent events through the date the respective consolidated financial statements were issued and filed with the U.S. Securities and Exchange Commission (“SEC”).
Use of Estimates: The preparation of the Funds’ unaudited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the unaudited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Funds consider all highly liquid investments with original maturities of three months or less to be cash equivalents. The Funds invest their excess cash in an institutional money market fund, which is stated at fair value. The Funds’ uninvested cash is maintained with a high credit quality financial institution.
Valuation of Portfolio Investments: The Funds determine the net asset value (“NAV”) of their common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session (normally 4:00 pm Eastern Time). Each Class A share of beneficial interest (“Class A Share”) is offered at NAV plus the applicable sales load, while each Class I Share of beneficial interest (“Class I Share”) is offered at NAV. The Funds calculate NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV of the applicable share class is determined. As such, the NAV of each class of shares may vary if such Fund sells different amounts of shares per class. The Funds’ assets and liabilities are valued in accordance with the principles set forth below.
The Adviser values the Funds’ assets in good faith pursuant to the Funds’ valuation policy and consistently applied valuation process, which was developed by the audit committee of the Trust’s Board of Trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Funds’ investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Funds’ valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) issued by the Financial Accounting Standards Board (“FASB”) clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
When determining the fair value of an asset or liability, the Adviser seeks to determine the price that would be received from the sale of the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that the Adviser deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third-party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Funds’ unaudited consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Funds’ unaudited consolidated financial statements.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

The Funds expect that their portfolios will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).
For purposes of calculating NAV, the Adviser uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Funds value such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Funds obtain bid and ask prices directly from dealers who make a market in such securities. In all such cases, securities are valued at the midpoint of the average bid and ask prices obtained from such sources.

•
To the extent that the Funds hold investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Funds will value such investments at fair value as determined in good faith by the Adviser in accordance with the Funds’ valuation policy and pursuant to authority delegated by the Board as described below. In making such determination, the Adviser may rely upon valuations obtained from an independent valuation firm.

•
Forward foreign currency exchange contracts are valued at the mean of the appropriate foreign exchange rates at the close of regular trading on the NYSE. Exchange rates and forward points used to convert prices are obtained from independent third-party pricing services.

•
Swaps are typically valued using valuations provided by a third-party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract.

In making its determination of fair value, the Adviser may use independent third-party pricing or valuation services; provided that the Adviser shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Adviser shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Adviser deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that may be considered when valuing securities for which no active secondary market exists. Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
For equity interests, various factors may be considered in determining fair value, including multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a portfolio company or a Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser may also consider the size and scope of a portfolio company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the portfolio company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.
If a Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when a Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.
While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Adviser would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold. The Funds will periodically benchmark the bid and ask prices received from the third-party pricing service and/or dealers, as applicable, and valuations received from the third-party valuation service against the actual prices at which it purchases and sells its investments. The Funds believe that these prices will be reliable indicators of fair value.
Revenue Recognition: Security transactions are accounted for on the trade date. The Funds record interest income and expense on an accrual basis. The Funds record dividend income and expense on the ex-dividend date. The Funds do not accrue as a receivable interest or dividends on loans and securities if they have reason to doubt their ability to collect such income. The Funds consider many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Funds will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Funds’ judgment.
Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Funds record prepayment premiums on loans and securities as fee income when they receive such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments will be calculated by using the specific identification method. The Funds measure realized gains or losses by the difference between the net proceeds from the

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Trust’s organization. Franklin Square Holdings, L.P. (“FS Investments”), the Funds’ sponsor and an affiliate of the Adviser has assumed the Trust’s organization costs and will not seek reimbursement of such costs. Offering costs primarily include, among other things, marketing expenses and printing, legal and due diligence fees and certain costs pertaining to each Fund’s continuous public offering of its common shares, including the salaries and direct expenses of the Adviser’s personnel, employees of its affiliates and others while engaged in such activities. FS Investments has assumed all of the Funds’ offering costs and will not seek reimbursement of such costs incurred as of June 30, 2021.
Income Taxes: Each Fund has elected to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a RIC under Subchapter M of the Code. To qualify and maintain qualification as a RIC, the Funds must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally each Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, each Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. Each Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. Each Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: Each Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in its consolidated financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its consolidated statement of operations. During the six months ended June 30, 2021, the Funds did not incur any interest or penalties related to unrecognized tax liabilities.
Each Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in its consolidated financial statements. Each Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Swaps: Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Pursuant to swap agreements, the Funds either make floating-rate payments based on a benchmark index in exchange for fixed or floating rate payments or the Funds make fixed or floating rate payments in exchange for floating-rate payments based on the return of a benchmark index. Payments received or made are recorded as realized

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Funds are exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index. The Funds enter into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Funds’ net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position.
The OTC derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by such Fund of any net liability owed to it. The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by such Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash at the Fund’s custodian, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability on the consolidated statement of assets and liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the consolidated schedule of investments. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statements of assets and liabilities.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Funds may utilize forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Funds’ investments. These instruments may be used for other purposes in future periods. The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ investments. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the consolidated statements of assets and liabilities.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

Securities Sold Short: The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis.
Options: The Funds may purchase call and put options in an effort to manage risk and/or generate gains from options premiums. When a Fund buys a call option, it gives the Fund the right (but not the obligation) to buy, and obligates the counterparty to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys a put option, it gives the Fund the right to sell and obligates such Fund to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund writes an option, an amount equal to the premium received by the counterparty is reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an instrument is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the instrument acquired or added to the proceeds of the instrument sold. When a written option expires, a Fund realizes a gain on the option to the extent of the premiums received. When a written option is exercised, a Fund realizes a loss to the extent the cost of closing the option exceeds the premiums received, or a gain to the extent the premiums received exceed the cost of closing the option.
Distributions: Distributions to the Funds’ shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, each Fund, except for Alternative Income Opportunities and Real Asset, currently intends to authorize, declare and pay ordinary cash distributions on an annual basis. Subject to the discretion of the Board and applicable legal restrictions, Alternative Income Opportunities and Real Asset currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. At least annually, each Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.
Note 3. Share Transactions
Below is a summary of transactions with respect to the Funds’ common shares during the six months ended June 30, 2021 and the year ended December 31, 2020:
FS Multi-Strategy Alternatives Fund Class A Shares	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	262,965	$2,781	440,291	$4,373
Reinvestment of Distributions	—	—	2,877	28
Redemptions	(140,894)	(1,436)	(796,910)	(7,834)
Net Proceeds from Class A Share Transactions	122,071	$1,345	(353,742)	$(3,433)
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	2,379,380	$24,854	8,102,207	$80,649
Reinvestment of Distributions	—	—	86,842	848
Redemptions	(3,321,308)	(33,780)	(13,768,041)	(135,938)
Net Proceeds from Class I Share Transactions	(941,928)	$(8,926)	(5,578,992)	$(54,441)
Net Proceeds from Fund Share Transactions	(819,857)	$(7,581)	(5,932,734)	$(57,874)

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

FS Managed Futures Fund Class A Shares	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	—	$—
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Reinvestment of Distributions	—	—	76	1
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	—	$—	76	$1
Net Proceeds from Fund Share Transactions	—	$—	76	$1
FS Alternative Income Opportunities Fund Class A Shares	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	—	$—
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	508,174	$5,000
Reinvestment of Distributions	50	0	15	0
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	50	$0	508,189	$5,000
Net Proceeds from Fund Share Transactions	50	$0	508,189	$5,000
FS Real Asset Fund Class A Shares	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	—	$—
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	254	$2
Reinvestment of Distributions	13	0	81	1
Redemptions	—	—	(97,848)	(1,000)
Net Proceeds from Class I Share Transactions	13	$0	(97,513)	$(997)
Net Proceeds from Fund Share Transactions	13	$0	(97,513)	$(997)

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

FS Long/Short Equity Fund Class A Shares	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	2,219	$20	6,754	$63
Reinvestment of Distributions	—	—	75	1
Redemptions	(2,594)	(23)	(1,145)	(11)
Net Proceeds from Class A Share Transactions	(375)	$(3)	5,684	$53
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	41,206	$382	2,703,433	$24,757
Reinvestment of Distributions	—	—	7,819	74
Redemptions	(2,216,671)	(20,331)	(251,419)	(2,396)
Net Proceeds from Class I Share Transactions	(2,175,465)	$(19,949)	2,459,833	$22,435
Net Proceeds from Fund Share Transactions	(2,175,840)	$(19,952)	2,465,517	$22,488
Note 4. Related Party Transactions
Compensation of the Investment Adviser and its Affiliates
Pursuant to the investment management agreement, dated as of April 25, 2017 by and between the Adviser and FSMS and each investment management agreement, dated as of November 29, 2018 by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Management Agreements”), the Adviser is entitled to a management fee in consideration of the advisory services provided by the Adviser to the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Funds. The management fee is calculated and payable quarterly in arrears at the annual rates of each Fund’s average daily net assets during such period noted in the table below:
Fund	Period	Fee
FS Multi-Strategy Alternatives Fund	Quarterly	1.25%
FS Managed Futures Fund	Quarterly	1.15%
FS Alternative Income Opportunities Fund	Quarterly	1.15%
FS Real Asset Fund	Quarterly	1.15%
FS Long/Short Equity Fund	Quarterly	1.10%
The Adviser had contractually agreed to waive its management fee for FSMS until May 15, 2019. Effective June 16, 2020, with the exception of Long/Short Equity, the Adviser has contractually agreed to waive its management fee for each of the Alt Beta Funds until September 30, 2021. With respect to Long/Short Equity, the Adviser had contractually agreed to waive its management fee until December 31, 2019 and has contractually agreed to waive a portion of its management fee for Long/Short Equity so that the fee received equals 0.60% of Long/Short Equity’s average daily net assets until the earlier of  (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by Long/Short Equity from investors, in the aggregate, exceed $150 million.
Pursuant to the administration agreement, dated as of April 26, 2017, by and between FSMS and the Adviser, and each administration agreement, dated as of November 29, 2018 by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Administration Agreements”), the Funds reimburse the Adviser for its actual costs incurred in providing administrative services to the Funds, including the Adviser’s allocable portion of the compensation and related expenses of certain personnel of FS Investments providing administrative services to the

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

Funds on behalf of the Adviser. The Adviser is required to allocate the cost of such services to the Funds based on factors such as assets, revenues, time allocations and/or other reasonable metrics. The Board reviews the methodology employed in determining how the expenses are allocated to the Funds and the proposed allocation of the administrative expenses among the Funds and certain affiliates of the Adviser. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Funds based on the breadth, depth and quality of such services as compared to the estimated cost to the Funds of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to the Adviser for such services as a percentage of the Funds’ respective net assets to the same ratios reported by other comparable investment companies. The Funds will not reimburse the Adviser for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of the Adviser. Reimbursements of administrative expenses to the Adviser are subject to the Expense Limitation (defined below).
The following table describes the fees and expenses accrued under the Management Agreement and the Administration Agreement for Funds during the six months ended June 30, 2021:
FS Multi-Strategy Alternatives Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Management Agreement	Management Fee(1)	$762
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$497

(1)
During the six months ended June 30, 2021, $458 of management fees were paid to the Adviser.

(2)
During the six months ended June 30, 2021, $137 of administrative services expenses were paid to the Adviser.

FS Managed Futures Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$12
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$52

(1)
As described above, the Adviser has contractually agreed to waive the $12 in management fees payable during the six months ended June 30, 2021.

(2)
During the six months ended June 30, 2021, $53 of administrative services expenses were paid to the Adviser.

FS Alternative Income Opportunities Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$40
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$160

(1)
As described above, the Adviser has contractually agreed to waive the $40 in management fees payable during the six months ended June 30, 2021.

(2)
During the six months ended June 30, 2021, $175 of administrative services expenses were paid to the Adviser.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

FS Real Asset Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$14
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$64

(1)
As described above, the Adviser has contractually agreed to waive the $14 in management fees payable during the six months ended June 30, 2021.

(2)
During the six months ended June 30, 2021, $57 of administrative services expenses were paid to the Adviser.

FS Long/Short Equity Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$86
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$202

(1)
As described above, the Adviser has contractually agreed to waive $39 in management fees payable during the six months ended June 30, 2021. During the six months ended June 30, 2021, $42 of management fees were paid to the Adviser.

(2)
During the six months ended June 30, 2021, $80 of administrative services expenses were paid to the Adviser.

Expense Limitation Agreement
Pursuant to the expense limitation agreement, dated as of April 26, 2017, by and between the Adviser and FSMS, and each expense limitation agreement, dated as of November 29, 2018, by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Expense Limitation Agreements”), the Adviser agreed to pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of each Fund to the extent that such expenses exceed 0.25% per annum of the respective Fund’s average daily net assets (the “Expense Limitation”). The respective Expense Limitation Agreement, which became effective April 27, 2017 for FSMS and December 17, 2018 for the Alt Beta Funds, will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board and by the Adviser. Each Expense Limitation Agreement is currently in effect until at least April 30, 2022.
Amounts waived under the Expense Limitation for each Fund may be recouped by or repaid to the Adviser, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years after the Adviser bears the expense; and (2) the reimbursement may not be made if it would cause the lower of the respective Fund’s then-current expense limitation, if any, or the expense limitation that was in effect at the time when the Adviser waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded.
The Expense Limitation Agreements may not be terminated by the Adviser, but may be terminated by the Board on written notice to the Adviser. For the purposes of the Expense Limitation Agreements, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of a Fund attributable to such class, including administration fees, transfer agent fees, offering expenses, fees paid to the respective Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) management fees, (b) distribution or servicing fees, (c) interest, (d) taxes, (e) brokerage fees and commissions, (f) dividends and interest paid on short positions, (g) acquired fund fees and expenses and (h) extraordinary expenses. The specific amount of expenses waivable and/or payable by the Adviser pursuant to the Expense Limitation Agreements, if any, is determined at the end of each fiscal quarter. Similarly, the conditional obligation of the Funds to repay the Adviser pursuant to the terms of such Expense Limitation Agreement shall survive the termination of such agreement by either party.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the six months ended June 30, 2021. These amounts may be subject to conditional repayment by the Fund as described below:
Fund	Accrued Amount	Subject to Repayment As of June 30, 2021	Related to Expense Reimbursement
FS Multi-Strategy Alternatives Fund	$983	$5,463	$5,463
FS Managed Futures Fund	$138	$557	$557
FS Alternative Income Opportunities Fund	$244	$787	$787
FS Real Asset Fund	$147	$642	$642
FS Long/Short Equity Fund	$335	$1,115	$1,115
The Funds’ distributor, ALPS Distributors, Inc., has entered into a “wholesaling” agreement with FS Investment Solutions, LLC (“FS Solutions”), a registered broker-dealer and an affiliate of the Adviser. Pursuant to the terms of the wholesaling agreement, FS Solutions seeks to market and otherwise promote the Funds through various “wholesale” distribution channels, including but not limited to, the independent broker-dealer channel, the registered investment adviser channel and the wirehouse channel. FS Solutions may receive compensation for certain sales, promotional and marketing services provided to the Funds in connection with the distribution of certain classes of the Funds’ shares. The following table describes the amounts FS Solutions received in initial sales charges in connection with the distribution of Class A shares of the Funds for the six months ended June 30, 2021:
Fund	Initial Sales Charges
FS Multi-Strategy Alternatives Fund	$2
FS Managed Futures Fund	$—
FS Alternative Income Opportunities Fund	$—
FS Real Asset Fund	$—
FS Long/Short Equity Fund	$—
Note 5. Distribution and Service Plan
Pursuant to the Amended and Restated Distribution and Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds’ Class I shares are not subject to 12b-1 fees.
Note 6. Income Taxes
As of June 30, 2021, the components of accumulated earnings (loss) on a tax basis were as follows:
Fund	Distributable ordinary income and short term capital gains	Distributable capital gains/ accumulated capital (losses)	Net unrealized appreciation (depreciation)	Total
FS Multi-Strategy Alternatives Fund	$(12)	$1,918	$1,636	$3,542
FS Managed Futures Fund	$65	$90	$14	$169
FS Alternative Income Opportunities Fund	$28	$(125)	$76	$(21)
FS Real Asset Fund	$164	$425	$(86)	$503
FS Long/Short Equity Fund	$105	$591	$(699)	$(3)

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes — (continued)

As of June 30, 2021, the cost and the unrealized appreciation and (depreciation) on investments and derivatives, each calculated for U.S. federal income tax purposes, were as follows:
Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
FS Multi-Strategy Alternatives Fund	$119,218	$3,897	$2,195	$1,702
FS Managed Futures Fund	$2,061	$—	$—	$—
FS Alternative Income Opportunities Fund	$6,669	$64	$13	$51
FS Real Asset Fund	$1,611	$2	$13	$(11)
FS Long/Short Equity Fund	$24,044	$6,994	$5,528	$1,466
The determination of the tax attributes of each Fund’s distributions is made annually as of the end of the calendar year based upon each Fund’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of each Fund’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.
Note 7. Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward contracts, futures contracts, swap contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The Funds invest in such derivatives in order to meet their investment objectives. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Funds are subject to credit risk in the normal course of pursuing its investment objectives. The Funds may enter into total return swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns. The Funds may also purchase and write call and put options in an effort to manage risk and/or generate gains from options premiums.
The Funds may enter into swap contracts containing provisions allowing the counterparty to terminate the contract under certain conditions, including, but not limited to, a decline in the respective Fund’s NAV below a certain level over a certain period of time, which would trigger a payment by such Fund for those swaps in a liability position. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. The

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

fair value of open derivative instruments held by the Funds (which are not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021 was as follows:
FS Multi-Strategy Alternatives Fund
Fair Value
	Asset Derivative		Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts		$106(1)		$139(2)
Future (long)	$	—(3)	$	—(4)
Future (short)		$1(3)	$	—(4)
Total return swaps		$407(5)	$	—(6)
Commodity Risk
Future (long)		$477(3)		$449(4)
Future (short)		$462(3)		$417(4)
Total return swaps		$206(5)	$	—(5)
Equity Risk
Future (long)		$33(3)		$5(4)
Future (short)		$4(3)		$2(4)
Total return swaps		$813(5)		$1,668(5)
Credit Risk
Future (long)		$12(3)		$—
Future (short)		$2(3)		$10(4)
Total return swaps		$—		$631(4)

FSMS’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on forward foreign currency exchange contracts.

(2)
Unrealized depreciation on forward foreign currency exchange contracts.

(3)
Unrealized appreciation on futures contracts.

(4)
Unrealized appreciation on futures contracts.

(5)
Unrealized appreciation on total return swaps.

(6)
Unrealized depreciation on total return swaps.

FS Managed Futures Fund
Fair Value
	Asset Derivative	Liability Derivative
Equity Risk
Total return swaps	$65(1)	$—
Credit Risk
Total return swaps	$4(1)	$—
Foreign Currency Risk
Total return swaps	$12(1)	$2(2)

Managed Future’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Alternative Income Opportunities Fund
	Fair Value
	Asset Derivative		Liability Derivative
Equity Risk
Total return swaps		$32(1)		$106(2)
Credit Risk
Total return swaps	$	—(1)		$12(2)
Currency Risk
Total return swaps		$37(1)	$	—(2)

Alternative Income Opportunities derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Real Asset Fund
Fair Value
	Asset Derivative	Liability Derivative
Commodity Risk
Total return swaps	$2(1)	$—
Equity Risk
Total return swaps	$5(1)	$—

Real Asset’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

FS Long/Short Equity Fund
Fair Value
	Asset Derivative	Liability Derivative
Equity Risk
Total return swaps	$520(1)	$834(2)

Long/Short Equity’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Funds’ for assets or pledged by the Funds’ for liabilities as of June 30, 2021:
FS Multi-Strategy Alternatives Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Bank of America, N.A.	$225	$—	$—	$—	$225
Barclays Bank PLC	$150	$150	$—	$—	$—
BNP Paribas	$—	$—	$—	$—	$—
Credit Suisse International	$17	$—	$—	$—	$17
Goldman Sachs International	$126	$126	$—	$—	$—
JP Morgan Chase Bank, N.A.	$271	$271	$—	$—	$—
Macquarie Bank, Ltd.	$10	$—	$—	$—	$10
Morgan Stanley & Co. International PLC	$332	$8	$—	$—	$324
Nomura Securities Co., Ltd	$75	$—	$—	$—	$75
Societe Generale	$220	$220	$—	$—	$—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Bank of America, N.A.	$—	$—	$—	$—	$—
Barclays Bank PLC	$647	$150	$—	$340	$157
BNP Paribas	$280	$—	$—	$280	$—
Credit Suisse International	$—	$—	$—	$—	$—
Goldman Sachs International	$511	$126	$—	$385	$—
JP Morgan Chase Bank, N.A.	$488	$271	$—	$217	$—
Macquarie Bank, Ltd.	$—	$—	$—	$—	$—
Morgan Stanley & Co. International PLC	$8	$8	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
Societe Generale	$365	$220	$—	$145	$—
FS Managed Futures Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Bank of America, N.A.	$46	$—	$—	$—	$46
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$4	$—	$—	$—	$4
Deutsche Bank	$1	$—	$—	$—	$1
Goldman Sachs International	$—	$—	$—	$—	$—
JP Morgan Chase Bank, N.A.	$26	$—	$—	$—	$26
Macquarie Bank, Ltd.	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$4	$—	$—	$—	$4

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Bank of America, N.A.	$—	$—	$—	$—	$—
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$—	$—	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$2	$—	$—	$—	$2
JP Morgan Chase Bank, N.A.	$—	$—	$—	$—	$—
Macquarie Bank, Ltd.	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
FS Alternative Income Opportunities Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Bank of America, N.A.	$1	$—	$—	$—	$1
Barclays Bank PLC	$—	$—	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$13	$13	$—	$—	$—
JP Morgan Chase Bank, N.A.	$7	$7	$—	$—	$—
Morgan Stanley Capital Services LLC	$10	$—	$—	$—	$10
Nomura Securities Co., Ltd	$21	$21	$—	$—	$—
Societe Generale	$17	$—	$—	$—	$17
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Bank of America, N.A.	$—	$—	$—	$—	$—
Barclays Bank PLC	$1	$—	$—	$—	$1
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$29	$13	$—	$16	$—
JP Morgan Chase Bank, N.A.	$29	$7	$—	$—	$22
Morgan Stanley Capital Services LLC	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$59	$21	$—	$—	$38
Societe Generale	$—	$—	$—	$—	$—
FS Real Asset Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Bank of America, N.A.	$2	$—	$—	$—	$2
Goldman Sachs International	$5	$—	$—	$—	$5

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Bank of America, N.A.	$—	$—	$—	$—	$—
Goldman Sachs International	$—	$—	$—	$—	$—
FS Long/Short Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$439	$439	$—	$—	$—
Goldman Sachs International	$81	$81	$—	$—	$—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$747	$439	$—	$308	$—
Goldman Sachs International	$87	$81	$—	$6	$—

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Funds’ consolidated statement of operations for the six months ended June 30, 2021 was as follows:
FS Multi-Strategy Alternatives Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$(247)(1)	$(31)(2)
Interest rate futures	$789(3)	$108(4)
Foreign Currency, Equity, Commodity and Interest Rate Risk
Total return swap contracts	$9,195(5)	$(695)(6)

FSMS’s derivative instruments at fair value by risk, presented in the table above, are reported on FSMS’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)
Net realized gain (loss) on futures contracts.

(4)
Net change in unrealized appreciation (depreciation) on futures contracts.

(5)
Net realized gain (loss) on total return swaps.

(6)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Managed Futures Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity and Foreign Currency Risk
Total return swap contracts	$90(1)	$14(2)

Managed Future’s derivative instruments at fair value by risk, presented in the table above, are reported on Managed Future’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Alternative Income Opportunities Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity, Foreign Currency and Interest Rate Risk
Total return swap contracts	$(71)(1)	$25(2)

Alternative Income Opportunities derivative instruments at fair value by risk, presented in the table above, are reported on ‘s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Real Asset Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Risk
Total return swap contracts	$425(1)	$(75)(2)

Real Asset’s derivative instruments at fair value by risk, presented in the table above, are reported on Real Asset’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Long/Short Equity Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Risk
Total return swap contracts	$1,074(1)	$(2,165)(2)

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Long/Short Equity’s derivative instruments at fair value by risk, presented in the table above, are reported on Long/Short Equity’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

The average notional amount of derivatives outstanding during the six months ended June 30, 2021, which are indicative of the volumes of these derivative types, was as follows:
Fund	Forward foreign exchange contracts	Futures Contracts	Total return debt swap contracts	Total return equity swap contracts	Total return index swap contracts
FS Multi-Strategy Alternatives Fund	$36,560	$23,609	$16,255	$—	$31,613
FS Managed Futures Fund	$—	$—	$—	$—	$52
FS Alternative Income Opportunities Fund	$—	$—	$—	$—	$3,914
FS Real Asset Fund	$—	$—	$—	$—	$1,258
FS Long/Short Equity Fund	$—	$—	$—	$—	$22,440
Note 8. Investment Portfolio
The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of June 30, 2021:
FS Multi-Strategy Alternatives Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$33,702	$34,659	30%
Common Stock	6,233	8,832	8%
Short-Term Investments	71,573	71,572	62%
Total	$111,508	$115,063	100%
FS Managed Futures Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,085	$2,085	100%
Total	$2,085	$2,085	100%
FS Alternative Income Opportunities Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$4,026	$4,085	60%
Short-Term Investments	2,761	2,761	40%
Total	$6,787	$6,846	100%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

FS Real Asset Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,954	$1,954	100%
Total	$1,954	$1,954	100%
FS Long/Short Equity Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$6,149	$6,149	100%
Total	$6,149	$6,149	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if such Fund owned 5% or more of its voting securities.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of June 30, 2021:
Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$71,572	62.2%
Commercial Services	4,560	4.0%
Real Estate Investment Trusts	3,343	2.9%
Retail	2,974	2.6%
Entertainment	2,953	2.6%
Packaging & Containers	2,404	2.1%
Airlines	1,965	1.7%
Healthcare-Services	1,689	1.5%
Pharmaceuticals	1,489	1.3%
Telecommunications	1,401	1.2%
Environmental Control	1,367	1.2%
Media Entertainment	1,204	1.0%
Software	1,188	1.0%
Transportation	1,125	1.0%
Auto Parts & Equipment	1,015	0.9%
Diversified Financial Services	1,010	0.9%
Distribution/Wholesale	1,003	0.9%
Oil & Gas	982	0.9%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

Industry Classification	Fair Value	Percentage of Portfolio
Machinery-Diversified	$941	0.8%
Agriculture	920	0.8%
Computers	909	0.8%
Real Estate	881	0.8%
Trucking & Leasing	650	0.6%
Holding Companies-Diversified	646	0.6%
Food	640	0.6%
Aerospace/Defense	626	0.5%
Home Builders	602	0.5%
Chemicals	581	0.5%
Electronics	529	0.5%
Healthcare-Products	485	0.4%
Engineering & Construction	473	0.4%
Household Products/Wares	366	0.3%
Miscellaneous Manufacturing	345	0.3%
Food Service	319	0.3%
Building Materials	278	0.2%
Leisure Time	270	0.2%
Beverages	254	0.2%
Home Furnishings	239	0.2%
Advertising	174	0.1%
Internet	160	0.1%
Semiconductors	156	0.1%
Storage/Warehousing	136	0.1%
Toys/Games/Hobbies	97	0.1%
Hand/Machine Tools	90	0.1%
Office/Business Equipment	52	0.0%
Total	$115,063	100.0%

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FS Alternative Income Opportunities Fund in such industries as of June 30, 2021:
Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,761	40.3%
Commercial Services	840	12.3%
Real Estate Investment Trusts	350	5.1%
Entertainment	288	4.2%
Home Builders	276	4.0%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

Industry Classification	Fair Value	Percentage of Portfolio
Media Entertainment	$252	3.7%
Retail	240	3.5%
Pharmaceuticals	213	3.1%
Packaging & Containers	180	2.6%
Auto Manufacturers	165	2.4%
Real Estate	159	2.3%
Telecommunications	157	2.3%
Healthcare-Services	152	2.2%
Airlines	136	2.0%
Environmental Control	135	2.0%
Distribution/Wholesale	107	1.6%
Oil & Gas	82	1.2%
Aerospace/Defense	66	1.0%
Holding Companies-Diversified	66	1.0%
Engineering & Construction	57	0.8%
Home Furnishings	57	0.8%
Software	42	0.6%
Food	28	0.4%
Storage/Warehousing	20	0.3%
Office/Business Equipment	12	0.2%
Trucking & Leasing	5	0.1%
Total	$6,846	100.0%

Purchases and sales of securities during the year ended June 30, 2021, other than short-term securities and U.S. government obligations, were as follows:
Fund	Purchases	Sales
FS Multi-Strategy Alternatives Fund	$41,969	$58,517
FS Managed Futures Fund	$—	$—
FS Alternative Income Opportunities Fund	$4,320	$4,983
FS Real Asset Fund	$—	$—
FS Long/Short Equity Fund	$—	$—
Note 9. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1:   Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2:   Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3:   Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of June 30, 2021, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:
FS Multi-Strategy Alternatives Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,659	$—	$34,659
Common Stock	8,832	—	—	8,832
Short-Term Investments	71,572	—	—	71,572
Forward Foreign Currency Exchange Contracts	—	106	—	106
Total Return Index Swaps	—	1,426	—	1,426
Short Futures	467	2	—	469
Long Futures	521	1	—	522
Total	$81,392	$36,194	$—	$117,586
Liability Description
Mutual Funds Sold Short	$(2,017)	$—	$—	$(2,017)
Corporate Bonds Sold Short	—	(3,684)	—	(3,684)
Common Stocks Sold Short	(1,253)	—	—	(1,253)
Forward Foreign Currency Exchange Contracts	—	(139)	—	(139)
Total Return Index Swaps	—	(2,299)	—	(2,299)
Short Futures	(427)	(2)	—	(429)
Long Futures	(454)	—	—	(454)
Total Liabilities	$(4,151)	$(6,124)	$—	$(10,275)
FS Managed Futures Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	2,085	—	—	2,085
Total Return Index Swaps	—	81	—	81
Total	$2,085	$81	$—	$2,166
Liability Description
Total Return Index Swaps	$—	$(2)	$—	$(2)

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

FS Alternative Income Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,085	$—	$4,085
Short-Term Investments	2,761	—	—	2,761
Total Return Index Swaps	—	69	—	69
Total	$2,761	$4,154	$—	$6,915
Liability Description
Total Return Index Swaps	$—	$(118)	$—	$(118)
FS Real Asset Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	1,954	—	—	1,954
Total Return Index Swaps	—	7	—	7
Total	$1,954	$7	$—	$1,961
FS Long/Short Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	6,149	—	—	6,149
Total Return Index Swaps	—	520	—	520
Total	$6,149	$520	$—	$6,669
Liability Description
Total Return Index Swaps	$—	$(834)	$—	$(834)
The Funds’ investments as of June 30, 2021 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of June 30, 2021. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.
The Funds periodically benchmark the bid and ask prices it receives from the third-party pricing service and/or dealers, as applicable, against the actual prices at which they purchase and sell their investments. Based on the results of the benchmark analysis and the experience of the Funds’ management, the Funds believe that these prices are reliable indicators of fair value. The Funds may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which they cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Funds will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Funds purchase and sell their investments. The Funds’ audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Funds’ valuation processes.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk
Investing in the Funds involve risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Funds. For a more complete discussion of the risks of investing in the Funds, please refer to the Funds’ prospectuses and the Funds’ other filings with the SEC.
Market Risk: Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Funds’ investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Funds may lose money.
Credit/Default Risk: An issuer or guarantor of fixed income securities or instruments held by the Funds (which issuer or guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Funds, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Funds’ holding may impair the Funds’ liquidity and have the potential to cause a significant NAV decline.
Counterparty Risk: The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Adviser or an applicable sub-adviser will monitor the creditworthiness of firms with which it will cause the Funds to enter into repurchase agreements, swap transactions, caps, floors, collars, over-the-counter derivatives or other similar arrangements. If there is a default by the counterparty to such a transaction, the Funds will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Funds being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Funds’ counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.
In addition, the Funds may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Funds’ assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Funds and their assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Funds, which could be material.
Libor Risk: In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Derivatives Risk: The Funds may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Funds. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Funds may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. The Fund will be required to implement and comply with new Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Equity Risk: The prices of equity securities in which the Funds hold long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries, securities markets or economies.
Foreign Investment and Emerging Markets Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

foreign governments may adopt rules or regulations that may negatively impact the Funds’ ability to invest in foreign securities or may prevent the Funds from repatriating its investments. In addition, the Funds may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and manager risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Funds may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of a Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of a Fund’s investment at $1.00 per share.
Liquidity Risk: Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.
Non-Diversification Risk: The Funds are classified as “non-diversified” investment companies, which means that the percentage of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Short Sales Risk: A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Funds’ use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. Each Fund’s ability to pursue its investment strategy may therefore be limited by its intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of that Fund would be subject to the risk of diminished returns.
Pandemic Risk: The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Funds hold, and may adversely affect the Funds’ investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market place, including stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds’ investments, the Funds and a shareholder’s investment in the Funds. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.
To satisfy any shareholder redemptions during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Funds may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.
The Funds and the Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Funds, their portfolios and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Funds, their advisers and service providers, or the Funds’ portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Funds’ advisers rely and could otherwise disrupt the ability of the Funds’ service providers to perform essential tasks.
Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes are being implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of recent efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 are becoming more widely available, the duration of the COVID-19 outbreak and its full impacts are also unknown, and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.
Note 11. Commitments and Contingencies
The Funds enter into contracts that contain a variety of indemnification provisions. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management of the Adviser has reviewed the Funds’ existing contracts and expects the risk of loss to the Funds to be remote.
The Funds are not currently subject to any material legal proceedings and, to the Funds’ knowledge, no material legal proceedings are threatened against the Funds. From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Funds’ rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Funds become parties to such proceedings, the Funds would assess whether any such proceedings will have a material adverse effect upon their financial condition or results of operations.
See Note 4 for a discussion of the Funds’ commitments to the Adviser and its affiliates, which consists of the conditional obligation of the Funds to reimburse FS Investments pursuant to the terms of their respective Expense Limitation Agreements.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 12. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than as noted above.

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Funds have not had any changes in their independent registered public accounting firm or disagreements with their independent registered public accounting firm on accounting or financial disclosure matters since their inception.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Forms N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.
Proxy Voting Policies and Procedures
Each Fund has delegated its proxy voting responsibility to the Adviser or each Fund’s investment adviser, if applicable. Solely with regards to FSMS, the Adviser has delegated proxy voting responsibility to FSMS’s investment sub-advisers. Accordingly with regards to FSMS, each of the investment sub-advisers review any pending proxy vote decisions seeking to ensure that all votes cast for FSMS are in the best interest of FSMS and its shareholders. Shareholders may obtain a copy of the Adviser’s and the investment sub-adviser’s proxy voting policies and procedures upon request and without charge by calling the Trust collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
Information regarding how the investment sub-advisers voted proxies relating to FSMS’s portfolio securities during the twelve-month period ended June 30 and information regarding how the Adviser voted proxies relating to each Alt Beta Fund’s portfolio securities during the twelve-month period ended June 30 will be available upon request and without charge by making a written request to the Trust’s Chief Compliance Officer at FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.
BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS FOR
FS SERIES TRUST
Approval of FS Global Macro Fund’s1 Investment Sub-Advisory Agreement With MidOcean Credit Fund
Management, L.P.
At a meeting of the Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) held on October 22, 2020, the Board, including a majority of the Trustees who are not “interested persons” of the Trust (each, an “Independent Trustee” and, together, the “Independent Trustees”), as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), approved the initial investment sub-advisory agreement (“MidOcean Sub-Advisory Agreement”) for FS Global Macro Fund (“FSGM”) between MidOcean Credit Fund Management, L.P. (“MidOcean”) and FS Fund Advisor, LLC (“FS Fund Advisor”).
In its deliberations, the Board considered a range of materials and information regarding the nature, extent and quality of services to be provided by MidOcean to FSGM; the past performance of MidOcean in the Low Duration Bond (“LDB”) strategy, which will be employed for FSGM; the fees to be paid to MidOcean for its services to FSGM and the expected profitability of MidOcean. The Board also considered information related to potential economies of scale that could be realized as the assets of FSGM grow and “fall out” or ancillary benefits enjoyed by MidOcean as a result of its relationship with FSGM. In addition to evaluating, among other things, the written information provided by FS Fund Advisor and MidOcean, the Board also considered the presentation provided to the Board by representatives of FS Fund Advisor and MidOcean and the answers to questions posed by the Board to such representatives at the meeting.

1
The name of the FS Global Macro Fund was subsequently changed to the FS Alternative Income OpportunitiesFund effective on February 16, 2021.

The Independent Trustees met separately in executive session with their independent legal counsel to review and consider the information provided regarding the MidOcean Sub-Advisory Agreement. Based on their review, the Independent Trustees and the Board determined to approve the MidOcean Sub-Advisory Agreement. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.
Nature, Extent and Quality of Services.   In evaluating the nature, extent and quality of services to be provided by MidOcean to FSGM, the Board reviewed information describing the financial strength, experience, resources, compliance program, and key personnel of MidOcean (and its affiliates), including the personnel who would provide investment management services to FSGM. The Board considered the expertise of MidOcean’s portfolio management team in investing in the low duration universe through multiple market cycles, recognizing the significant anticipated investment of time, capital and human resources to be provided by MidOcean and its affiliates, and MidOcean’s proposed role in, among other things, managing an allocated portion of the assets of FSGM, the nature and timing of changes to the portfolio and the manner of implementing such changes.
In addition, the Board considered MidOcean’s demonstrated success in the industry; its ownership structure and financial position; the key personnel and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the portfolio managers and the ability of MidOcean to attract and retain high-caliber professionals; MidOcean’s advisory experience and performance, including performance information relevant to the LDB strategy; MidOcean’s brokerage practices and portfolio transaction allocation methodology; and MidOcean’s compliance program and related matters. The Board and the Independent Trustees determined that they were generally satisfied with MidOcean with regard to these matters.
Performance.   With respect to performance, the Board considered the historical performance of a similar strategy through September 30, 2020, noting that the LDB strategy did not yet have its own performance record but was a component of the strategy reviewed. The Board further noted that FS Fund Advisor was unaware of any true peer products, given the uniqueness of its strategy. The Board and the Independent Trustees determined that they were satisfied with the nature, quality and extent of the services to be provided to the Fund by MidOcean.
Costs of Services Provided and Profits Realized.   With regard to the fees to be paid to MidOcean, the Board noted that the proposed fee was at the lower end of the range of MidOcean’s managed accounts and funds. The Board noted that MidOcean had also agreed that the fee shall not commence accrual until the public offering of FSGM’s shares and that MidOcean had agreed to waive receipt of its fees until such date.
The Board then reviewed the estimated profitability information provided by MidOcean and its methodology for determining profitability. The Board noted FS Fund Advisor’s belief that the strategy should achieve positive economics once publicly offered and that FS Fund Advisor would monitor the extent to which economies of scale are realized as FSGM grows and would consider whether FSGM’s fee levels reflect these economies of scale for the benefit of FSGM’s shareholders.
The Board determined that, based on the information reviewed, the fee to be paid to FSGM was reasonable in relation to the services to be rendered and within the range of what would have been negotiated at arm’s length in similar circumstances. With respect to the approval of the MidOcean Sub-Advisory Agreement, the Board determined that it was satisfied with the level of fees to be paid by FS Fund Advisor to MidOcean given the quality and extent of services to be provided and that the fee was reasonable in relation to the services to be rendered.
Overall Conclusions.   Based on all of the information considered and the conclusions reached, the Board determined that the terms of the MidOcean Sub-Advisory Agreement are fair and reasonable and that the approval of the MidOcean Sub-Advisory Agreement is in the best interests of FSGM and its shareholders. The Board, including a majority of the Independent Trustees, approved the MidOcean Sub-Advisory Agreement.
Approval of Investment Advisory and Investment Sub-Advisory Agreements
At a meeting of the Board held on November 18, 2020 (the “November Meeting”), the Board, including a majority of the Independent Trustees: (1) reapproved: (i) the investment advisory agreements (each an “Investment Advisory Agreement” and together the “Investment Advisory Agreements”) between FS Fund Advisor and each of FS Multi-Strategy Alternatives Fund (“FSMS”), FS Managed Futures Fund (“FSMF”), FSGM, FS Real Asset Fund (“FSRA”), FS Long/Short Equity Fund (“FSLSE”) and FS Event Driven Fund (“FSED” and, collectively with FSMS,

FSMF, FSGM, FSRA and FSLSE, the “Funds” and each individually, a “Fund”); and (ii) the Investment Sub-Advisory Agreements for FSMS between FS Fund Advisor and Wilshire Associates Incorporated (“Wilshire”), MidOcean and Chilton Investment Company, LLC (“Chilton” and, together with Wilshire and MidOcean, the “Sub-Advisors”), including an amended investment Sub-Advisory Agreement with MidOcean for FSMS (each a “Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”); (2) approved a new Investment Sub-Advisory Agreement with Wilshire for FSMS due to an impending change in control of Wilshire (“Wilshire Sub-Advisory Agreement”); and (3) approved a proposed new Investment Sub-Advisory Agreement with Crabel Capital Management, LLC (“Crabel”) for FSMS (“Crabel Sub-Advisory Agreement”).
In considering the various approvals of the investment advisory and sub-advisory agreements for the Funds, the Independent Trustees considered the materials provided in advance of the November Meeting in response to requests for information in connection with the proposed approvals, the presentations and discussions that took place at the Meeting, and the information provided and considered over the course of the Board’s oversight of the Funds during the year. The Independent Trustees met separately in executive session with their independent legal counsel to review and consider the information provided regarding the various agreements. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.
Annual Approval of Investment Advisory and Sub-Advisory Agreements
In considering the annual approval of the Investment Advisory and Sub-Advisory Agreements for the Funds, the Board considered a range of materials and information regarding the nature, extent and quality of services to be provided by FS Fund Advisor to each Fund and the Sub-Advisors to FSMS; the past performance of each Fund; the fees to be paid to FS Fund Advisor and each Sub-Advisor for its services to each applicable Fund and the expected profitability of FS Fund Advisor and each Sub-Advisor in providing such services. The Board also considered information related to potential economies of scale that could be realized as the assets of each Fund grow and “fall out” or ancillary benefits enjoyed by FS Fund Advisor and the Sub-Advisors as a result of its relationship with the applicable Funds. In addition to evaluating, among other things, the written information provided by FS Fund Advisor and each Sub-Advisor, the Board also considered the presentation provided to the Board by representatives of FS Fund Advisor and the answers to questions posed by the Board to such representatives at the meeting.
Nature, Extent and Quality of Services.   In evaluating the nature, extent and quality of services to be provided by FS Fund Advisor and the Sub-Advisors to each applicable Fund, the Board reviewed information describing the expertise of FS Fund Advisor’s portfolio management team, recognizing the significant anticipated investment of time, capital and human resources provided by FS Fund Advisor and its affiliates, including during the COVID-19 pandemic. The Board also considered FS Fund Advisor’s and each Sub-Advisor’s ownership structure and financial position; key personnel and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the portfolio managers and the ability of FS Fund Advisor or Sub-Advisor to attract and retain high-caliber professionals; their advisory experience and performance, including performance information; their brokerage practices and portfolio transaction allocation methodology; and their compliance programs and related matters. In addition, the Board considered the revisions to the Sub-Advisory Agreement with MidOcean to more accurately reflect MidOcean’s responsibilities as a sub-adviser for FSGM. The Board and the Independent Trustees determined that they were generally satisfied with FS Fund Advisor and each Sub-Advisor with regard to these matters.
Review of Performance.   With respect to performance, the Board considered the historical performance of each Fund as compared to the performance of comparable funds in terms of structure, investment objectives, assets under management, portfolio mix and/or similar criteria, and compared to certain indices spanning the spectrum of primary asset classes in which each Fund invests as of October 30, 2020. With regard to investment performance, the Independent Trustees considered the performance for each Fund, noting that the performance of FSMS and FSLSE was favorable and positioned those Funds for success, and that the investment performance of FSGM was reasonable but expected to be augmented by the addition of MidOcean. The Board and the Independent Trustees determined that they were satisfied with the performance of each Fund.
Costs of Services Provided and Profits Realized.   With regard to the fees to be paid to FS Fund Advisor by each Fund, the Board reviewed the comparative information on fees and expenses borne by the Fund and other funds that are relatively comparable based on size and strategy to each Fund. In addition, the Board considered the fees paid to each Sub-Advisor by FS Fund Advisor with respect to FSMS.

The Board then reviewed the estimated profitability information provided by FS Fund Advisor and the Sub-Advisors and their methodologies for determining profitability. The Board noted FS Fund Advisor’s belief that each strategy should achieve positive economics once publicly offered and that FS Fund Advisor would monitor the extent to which economies of scale are realized as each Fund grows and would consider whether each Fund’s fee levels reflect these economies of scale for the benefit of each Fund’s shareholders.
The Board then considered ancillary benefits, if any, that FS Fund Advisor and the Sub-Advisors may experience in connection with their relationship with the Funds.
The Board determined that, based on the information reviewed, the fee to be paid to FS Fund Advisor and each Sub-Advisor was reasonable in relation to the services to be rendered and within the range of what would have been negotiated at arm’s length in similar circumstances.
Overall Conclusions.   Based on all of the information considered and the conclusions reached, the Board determined that the terms of each Investment Advisory Agreement and each Sub-Advisory Agreement are fair and reasonable and that the approval of each Investment Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the applicable Fund and its shareholders.
Approval of Investment Sub-Advisory Agreement with Wilshire Associates Incorporated for FS Multi-Strategy Alternatives Fund
At the November Meeting, the Board reviewed and considered information bearing on the approval of the Wilshire Sub-Advisory Agreement. Following this review, the Board, including all of the Independent Trustees voting separately, unanimously approved the Wilshire Sub-Advisory Agreement for an initial two-year period, commencing upon the close of the acquisition of Wilshire by C Capital Management LLC and Motive Partners (the “Acquisition”).
The Independent Trustees were assisted in their review of the Wilshire Sub-Advisory Agreement, and the specific factors deemed to be material to the approval of the Wilshire Sub-Advisory Agreement, including the factors described below, by independent legal counsel. Before the November Meeting, independent legal counsel to the Independent Trustees sent to Wilshire a request for information to be provided to the Independent Trustees in connection with their consideration of the Wilshire Sub-Advisory Agreement. The Adviser and Wilshire provided materials to the Board in response to that request, in addition to other information that the Adviser and/or Wilshire believed would be useful in evaluating Wilshire. Further in connection with the approval of the Wilshire Sub-Advisory Agreement, the Board also considered the responses that Wilshire had provided to an inquiry from independent legal counsel to the Independent Trustees that covered information relating to the Acquisition, and also considered discussions it had with Wilshire personnel regarding the Acquisition.
In evaluating the Wilshire Sub-Advisory Agreement, the Trustees reviewed the available information and discussed with representatives of Wilshire the Fund’s operations; the nature, extent and quality of the advisory and other services to be provided by Wilshire to the Fund; the management fees and total expense ratios of each class of shares of the Fund; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Wilshire from its relationship with the Fund. The specific information reviewed and considered by the Board included, without limitation, information about: (i) Wilshire’s general qualifications to serve as sub-adviser to the Fund, including its history, organization, ownership structure, operations and financial position, including following the close of the Acquisition; (ii) the services that Wilshire would render to the Fund, including information relating to Wilshire’s advisory, administrative and reporting capabilities; and any role in the valuation of Fund assets; (iii) key personnel of Wilshire and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the proposed portfolio managers; succession planning; and the ability of Wilshire to attract and retain high-caliber professionals; (iv) Wilshire’s advisory experience and performance, including available performance information relevant to Wilshire’s management of FSMS and sources of information to be relied upon by Wilshire in performing asset allocation and manager research services for the Fund; (v) the terms of the Wilshire Sub-Advisory Agreement and associated fees; “fall-out” and indirect benefits expected potentially to be derived by Wilshire and/or its affiliates in connection with the advisory arrangement; available information on estimated profitability to Wilshire resulting from the advisory relationship; the potential for economies of scale; available information on management and other fees associated with the advisory arrangement in comparison to comparable funds’ management and other fees, if any; (vi) compliance and related matters, including Wilshire’s compliance policies and procedures; specific information related to experience managing assets subject to 1940 Act regulation; risk monitoring and management, including management of cybersecurity risk; and (vii) legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements. The Board’s considerations included the following, among others:
Nature, Extent, and Quality of the Services.   The Board discussed and considered with respect to Wilshire (1) information regarding personnel and their qualifications and services to be provided by Wilshire upon closing of the Acquisition; (2) historical performance information of the Fund, and any investment-related resources Wilshire would employ in managing the Fund’s assets; and (3) various operational considerations, including compliance policies and procedures and related matters. The Board noted Wilshire’s representations that there have been no material changes, nor any anticipated changes, to the services provided to the Fund, and its representation that the Acquisition would not impact Wilshire’s investment capacity or function. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by Wilshire upon closing the Acquisition were appropriate and thus supported a decision to approve the Wilshire Sub-Advisory Agreement.
Investment Performance of Wilshire.   The Trustees reviewed historical investment performance generated by Wilshire for the Fund and discussed such performance in light of current market conditions.
Cost of Services and Profitability.   In analyzing the cost of services and profitability of Wilshire, the Board discussed the following factors: the proposed sub-advisory fee for managing Fund assets, noting that there were no proposed changes to such fees from the current Wilshire Sub-Advisory Agreement, including any breakpoints, discounts, exclusivity periods, or “most-favored nations” provisions, Wilshire’s resources devoted to the Fund, and (where available) the information provided by Wilshire regarding the profitability to Wilshire from providing sub-advisory services to the Fund, noting that any such information may not be reflective of Wilshire’s profitability following the close of the Acquisition.
The Board noted that Wilshire does not serve as non-discretionary sub-adviser to any comparable mutual funds or accounts. The Board considered the specific resources Wilshire would devote to the Fund for analysis, risk management, compliance, and order execution and the extent to which Wilshire’s investment process would be scalable. The Board noted that the compensation paid to Wilshire would continue to be paid by the Adviser, not the Fund, and, accordingly, that the retention of Wilshire did not increase the fees or expenses otherwise incurred by the Fund’s shareholders. On the basis of the Board’s review of the fees to be charged by Wilshire for investment sub-advisory services, the specialized nature of the Fund’s portfolio, and the estimated costs associated with advising with respect to or managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that the Wilshire Sub-Advisory Agreement was the result of arms-length negotiations between the Adviser and Wilshire.
Economies of Scale.   The Board discussed various financial and economic considerations relating to the proposed arrangement with Wilshire, including the potential for economies of scale. The Board noted that, consistent with the current Wilshire Sub-Advisory Agreement, the sub-advisory fees payable to Wilshire would decrease as the level of portfolio assets increased. The Board noted that certain Fund expenses would be subject to an expense limitation agreement and that it would have the opportunity to re-examine periodically whether there were additional economies of scale in the operations of the Fund in the future at different asset levels, as well as the appropriateness of sub-advisory fees payable to Wilshire in the future.
Other Benefits.   The Board discussed other potential benefits that Wilshire might receive from the Fund, including, potentially, an enhanced ability to obtain general research, statistical or other services that may be of value in servicing other clients, an enhanced ability to obtain more favorable execution of portfolio transactions, profits for administrative services or any enhancement of the line of financial products and services available to prospective investors. The Board concluded that other benefits derived by Wilshire from its relationship with the Adviser or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and investors therein, and were consistent with industry practice and the best interests of the Fund and its shareholders.
Conclusion.   The Board considered the information that had been provided and concluded that it provided sufficient basis for taking action on the approval of the Wilshire Sub-Advisory Agreement for an initial two-year period, commencing upon the close of the Acquisition. The Board, including all of the Independent Trustees, concluded that the fees payable under the Wilshire Sub-Advisory Agreement were fair and reasonable with respect to the services that Wilshire would provide to the Fund and in light of the other factors described above and additional factors that the Board deemed relevant. The Board considered that there were no changes in the extent or type of services that Wilshire proposes to render upon closing of the Acquisition and, as noted above, the amount to be paid under the Wilshire Sub-Advisory Agreement with that under the current Wilshire Sub-Advisory Agreement. In this regard, the Board in particular noted that the principal terms of the Wilshire Sub-Advisory Agreement are substantially identical to the current Wilshire Sub-Advisory Agreement. After review and consideration of certain other terms and conditions of the Wilshire Sub-Advisory Agreement, the Board concluded that the terms of the Wilshire Sub-Advisory Agreement were reasonable and fair and the Board, including all of the Independent Trustees voting separately, voted to approve the Wilshire Sub-Advisory Agreement.
Approval of Investment Sub-Advisory Agreement with Crabel Capital Management, LLC for FS Multi-Strategy Alternatives Fund
At the November Meeting, the Board, including the Independent Trustees, approved the initial investment sub-advisory agreement (the “Crabel Sub-Advisory Agreement”) for FSMS between Crabel and FS Fund Advisor.
The Independent Trustees were assisted in their review of the Crabel Sub-Advisory Agreement, and the specific factors deemed to be material to the approval of the Crabel Sub-Advisory Agreement, including the factors described below, by independent legal counsel. Before the November Meeting, independent legal counsel to the Independent Trustees sent to Crabel a request for information to be provided to the Independent Trustees in connection with their consideration of the Crabel Sub-Advisory Agreement. The Adviser and Crabel provided materials to the Board in response to that request, in addition to other information that the Adviser and/or Crabel believed would be useful in evaluating Crabel.
In evaluating the Crabel Sub-Advisory Agreement, the Trustees reviewed the available information and discussed with representatives of Crabel the Fund’s operations; the nature, extent and quality of the advisory and other services to be provided by Crabel to the Fund; the management fees and total expense ratios of each class of shares of the Fund; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Crabel from its relationship with the Fund. The specific information reviewed and considered by the Board included, without limitation, information about: (i) Crabel’s general qualifications to serve as sub-adviser to the Fund, including its history, organization, ownership structure, operations and financial position; (ii) the services that Crabel would render to the Fund, including information relating to Crabel’s advisory, administrative and reporting capabilities; and any role in the valuation of Fund assets; (iii) key personnel of Crabel and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the proposed portfolio managers; succession planning; and the ability of Crabel to attract and retain high-caliber professionals; (iv) Crabel’s advisory experience and performance, including available performance information relevant to Crabel’s proposed management of the Fund and sources of information to be relied upon by Crabel in performing portfolio management services; (v) Crabel’s brokerage practices and portfolio transaction allocation methodology, including policies for selecting broker-dealers; Crabel’s best-execution practices; policies on allocation of portfolio securities acquisitions across accounts; research services provided by broker-dealers and soft-dollar arrangements, as applicable; (vi) the terms of the Crabel Sub-Advisory Agreement and associated fees; “fall-out” and indirect benefits expected potentially to be derived by Crabel and/or its affiliates in connection with the advisory arrangement; available information on estimated profitability to Crabel resulting from the advisory relationship; the potential for economies of scale; available information on management and other fees associated with the advisory arrangement in comparison to comparable funds’ management and other fees; (vii) compliance and related matters, including Crabel’s compliance policies and procedures; specific information related to experience managing assets subject to 1940 Act regulation; risk monitoring and management, including management of cybersecurity risk; and (viii) legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements.
At the November Meeting, there was discussion regarding each of the above items. The Independent Trustees also met in executive session to discuss these items. The Board’s considerations included the following, among others:
Nature, Extent, and Quality of the Services.   The Board discussed and considered with respect to Crabel: (1) information regarding personnel and their qualifications and services to be provided by Crabel, (2) historical performance information, including performance of any other relevant strategies managed by Crabel, and any investment-related resources Crabel would employ in managing the Fund’s assets; and (3) various operational considerations, including brokerage practices, compliance policies and procedures and related matters. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by Crabel were appropriate and thus supported a decision to approve the Crabel Sub-Advisory Agreement.

Investment Performance of Crabel.   The Trustees reviewed available historical investment performance generated by Crabel for its relevant investment strategies, but noted that the portion of the Fund’s assets to be managed by Crabel would be managed pursuant to a tailored investment strategy and, as a result, the Fund’s investment program and performance would differ from those of the individual strategies.
Cost of Services and Profitability.   In analyzing the cost of services and profitability of Crabel, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Fund assets, including any breakpoints, discounts, exclusivity periods, or “most-favored nations” provisions, Crabel’s resources devoted to the Fund, and (where available) the information provided by Crabel regarding the profitability to Crabel from providing sub-advisory services to the Fund.
The Board reviewed the performance of Crabel’s relevant investment strategies, as well as information about the management fees typically charged for those strategies to other accounts. The Board considered the specific resources Crabel would devote to the Fund for analysis, risk management, compliance, and order execution and the extent to which Crabel’s investment process would be scalable. The Board noted that the compensation paid to Crabel would be paid by the Adviser, not the Fund, and, accordingly, that the retention of Crabel did not increase the fees or expenses otherwise incurred by the Fund’s shareholders. On the basis of the Board’s review of the fees to be charged by Crabel for investment sub-advisory services, the specialized nature of the Fund’s portfolio, and the estimated costs associated with advising with respect to or managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that the Crabel Sub-Advisory Agreement was the result of arms-length negotiations between the Adviser and Crabel.
Economies of Scale.   The Board discussed various financial and economic considerations relating to the proposed arrangement with Crabel, including the potential for economies of scale. The Board noted that while the sub-advisory fees for Crabel would not decrease as the level of portfolio assets increased, the assets to be managed by Crabel were to be relatively modest in size. The Board noted that certain Fund expenses would be subject to an expense limitation agreement and determined that because the Fund was still in its early stages of operations, it was premature to discuss changes to and/or additional breakpoints. The Board noted that it would have the opportunity to re-examine periodically whether there were any economies of scale in the operations of the Fund in the future at different asset levels, as well as the appropriateness of sub-advisory fees payable to Crabel, with respect to different asset sizes of the portfolio managed by Crabel, in the future.
Other Benefits.   The Board discussed other potential benefits that Crabel might receive from the Fund, including, potentially, an enhanced ability to obtain general research, statistical or other services that may be of value in servicing other clients, an enhanced ability to obtain more favorable execution of portfolio transactions, profits for administrative services or any enhancement of the line of financial products and services available to prospective investors. The Board noted that Crabel did not indicate that it expected to receive significant indirect or “fall-out” benefits as a result of its relationship with the Adviser or the Fund.
Conclusion.   The Board considered the information that had been provided and concluded that it provided sufficient basis for taking action on the approval of the Crabel Sub-Advisory Agreement for an initial two-year period. The Board, including all of the Independent Trustees, concluded that the fees payable under the Crabel Sub-Advisory Agreement were fair and reasonable with respect to the services that Crabel would provide to the Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Crabel Sub-Advisory Agreement, the Board concluded that the terms of the Crabel Sub-Advisory Agreement were reasonable and fair and the Board, including all of the Independent Trustees voting separately, voted to approve the Crabel Sub-Advisory Agreement.
Ratification of the Approval of Wilshire’s Sub-Advisory Agreements
At a meeting of the Board held on December 16, 2020, the Board, including a majority of the Independent Trustees, (1) ratified of the approval of the current investment sub-advisory agreement for FSMS between Wilshire and FS Fund Advisor, as amended (the “Current Wilshire Sub-Advisory Agreement”); and (2) approved a new investment sub-advisory agreement for FSMS between Wilshire and FS Fund Advisor (the “New Wilshire Sub-Advisory Agreement”) that was proposed due to the Acquisition of Wilshire, copies of which were provided to the Board in advance of the November Meeting.
In considering the ratification and approval of the Current Wilshire Sub-Advisory Agreement and the New Wilshire Sub-Advisory Agreement, the Trustees considered their previous deliberations during the November Meeting including that: (i) the Board determined that the investment sub-advisory fee rate to be paid by FS Fund Advisor to Wilshire as set forth in the Current Wilshire Sub-Advisory Agreement and the New Wilshire Sub-Advisory Agreement is fair and reasonable in relation to the services to be provided by Wilshire; and (ii) the Board was satisfied with Wilshire’s financial strength; Wilshire’s staffing and provision of investment sub-advisory services, including identifying, evaluating and recommending asset allocation strategies and related investment sub-managers for FSMS, and monitoring the performance of FSMS and the investment sub-managers; and Wilshire’s demonstrated success in the industry. With respect to the New Wilshire Sub-Advisory Agreement, the Board also considered that Wilshire and FS Fund Advisor did not anticipate any of the services to be provided by Wilshire to change as a result of the Acquisition.
Based on all of the information considered and the conclusions reached, the Board determined that the terms of each of the Current Wilshire Sub-Advisory Agreement and the New Wilshire Sub-Advisory Agreement are fair and reasonable and that the approval of each such Agreement are in the best interests of FSMS and its shareholders.
Liquidity Risk Management Program
The Funds have implemented a liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the 1940 Act. The LRM Program’s principal objectives include assessing, managing, and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund.
In accordance with the requirements of Rule 22e-4, the program administrators conducted an annual review of the LRM Program and, in May 2021, provided the Board with a report addressing the operation of the LRM Program and assessing its adequacy and effectiveness of implementation for the period May 1, 2020 through April 30, 2021 (the “2020-21 Reporting Period”). Among other things, the program administrators reported to the Board as to the following:
•
the Funds had sufficient liquidity to both meet redemptions without significant dilution of remaining shareholder interests and operate effectively on behalf of shareholders;

•
the Funds’ strategies continued to be appropriate for open-end mutual funds;

•
the LRM Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the Highly Liquid Investment Minimum (“HLIM”) requirements, as applicable;

•
In accordance with the LRM Program, each Fund’s portfolio investments were classified into one of four liquidity categories as required by Rule 22e-4 during the reporting period, based in part on analysis from a third-party data vendor;

•
There was one material change to the LRM Program during the 2020-21 Reporting Period. In May 2020, the HLIMs of FS Multi-Strategy Alternatives Fund and FS Long/Short Equity Fund were changed, following a recommendation by the Program Administrators to do so, from 10.0% to 20.0% to acknowledge the expectation of greater redemptions in the 2020-21 Reporting Period compared to the prior 2019-20 Reporting Period;

•
the LRM Program (including each HLIM) operated adequately during the period and was effective in assessing, monitoring, and managing the liquidity risk of each Fund’s portfolio; and the LRM Program remains reasonably designed to manage each Fund’s liquidity risk; and

•
There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

www.fsinvestments.com	SAR21-ST
© 2021 FS Investments	TM

Item 1.   Reports to Stockholders.
(b)
The following is a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule:

FS INVESTMENTS®

Important Shareholder Report(s) Available Online and in Print by Request. Reports contain important information about your fund, including its portfolio holdings and financial statements. We encourage you to review your shareholder report(s) at the website(s) below:

www.fsinvestments.com/series-trust-reports
FS Series Trust Semi-Annual Report

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Item 2.   Code of Ethics.
Not applicable to this semi-annual report on Form N-CSR.
Item 3.   Audit Committee Financial Expert.
Not applicable to this semi-annual report on Form N-CSR.
Item 4.   Principal Accountant Fees and Services.
Not applicable to this semi-annual report on Form N-CSR.
Item 5.   Audit Committee of Listed Registrants.
(a)
Not applicable. The Funds are not listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
Not applicable. The Funds are not listed issuers as defined in Rule 10A-3 under the Exchange Act.

Item 6.   Investments.
(a)
The Funds’ unaudited schedules of investments as of June 30, 2021 are included as part of the Semi-Annual Report included in Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Trust.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Funds’ shareholders may recommend nominees to the Board during the period covered by the Semi-Annual Report included in Item 1 of this Form N-CSR.
Item 11.   Controls and Procedures
(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report on Form N-CSR and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 13.   Exhibits.
(a)(1)
Not applicable to this semi-annual report on Form N-CSR.

(a)(2)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)
Not applicable.

(a)(4)
Not applicable.

(b)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Series Trust
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: September 2, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: September 2, 2021
By: /s/ William Goebel Name: William Goebel Title: Chief Financial Officer (Principal Financial Officer) Date: September 2, 2021